SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 23
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  24
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE VARIABLE SERIES TRUST       FILE NOS. 811-8416 and 33-76566
----------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio  45202
--------------------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
----------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ____________________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                     MAY 1, 2006



o TOUCHSTONE BARON SMALL CAP FUND
o TOUCHSTONE MID CAP GROWTH FUND
o TOUCHSTONE THIRD AVENUE VALUE FUND
o TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
o TOUCHSTONE ENHANCED DIVIDEND 30 FUND
o TOUCHSTONE VALUE PLUS FUND
o TOUCHSTONE GROWTH & INCOME FUND
o TOUCHSTONE BALANCED FUND
o TOUCHSTONE HIGH YIELD FUND
o TOUCHSTONE CORE BOND FUND
o TOUCHSTONE MONEY MARKET FUND
o TOUCHSTONE CONSERVATIVE ETF FUND
o TOUCHSTONE MODERATE ETF FUND
o TOUCHSTONE AGGRESSIVE ETF FUND
o TOUCHSTONE ENHANCED ETF FUND



The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

2

-----------------
Table of Contents
-----------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Information About the Funds ...............................................    3

Touchstone Baron Small Cap Fund ...........................................    4

Touchstone Mid Cap Growth Fund ............................................    8

Touchstone Third Avenue Value Fund ........................................   12

Touchstone Eagle Capital Appreciation Fund ................................   16

Touchstone Enhanced Dividend 30 Fund ......................................   20

Touchstone Value Plus Fund ................................................   23

Touchstone Growth & Income Fund ...........................................   27

Touchstone Balanced Fund ..................................................   31

Touchstone High Yield Fund ................................................   36

Touchstone Core Bond Fund .................................................   40

Touchstone Money Market Fund ..............................................   44

Touchstone Funds of ETF Funds .............................................   48

   Touchstone Conservative ETF Fund .......................................   49

   Touchstone Moderate ETF Fund ...........................................   53

   Touchstone Aggressive ETF Fund .........................................   57

   Touchstone Enhanced ETF Fund ...........................................   61

Investment Strategies and Risks ...........................................   65

The Funds' Management .....................................................   75

Investing With Touchstone .................................................   82

Distributions and Taxes ...................................................   86

Financial Highlights ......................................................   87

For More Information ......................................................   95

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                     ---------------------------
                                                     Information About the Funds
                                                     ---------------------------


INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Variable Series Trust (the "Trust") is a group of 15 mutual funds: the Touchstone Baron Small Cap Fund, Touchstone Mid Cap Growth Fund (formerly the Touchstone Emerging Growth Fund), Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund, Touchstone Money Market Fund, Touchstone Conservative ETF Fund, Touchstone Moderate ETF Fund, Touchstone Aggressive ETF Fund and Touchstone Enhanced ETF Fund (each a "Fund," collectively, the "Funds"). Each Fund has a different investment goal and risk level. The Trust is part of the Touchstone Funds which also consists of Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds and Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds.

The Funds are managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors selects the sub-advisor(s) to manage the investments held by each Fund (each a "Sub-Advisor," collectively the "Sub-Advisors").

Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. When you purchase a variable annuity contract or variable life policy, you decide how to invest your purchase payments by selecting from the available investment options. The investment options may include Sub-Accounts that invest in the Funds of the Trust.

Because the Trust offers shares to both variable annuity and variable life separate accounts of insurance companies, there may be conflicts of interest between the variable annuity and variable life contract holders. The Trust's Board of Trustees monitors for the existence of any potential conflicts of interest. The Trust does not foresee any situation where a conflict of interest would occur. However, if a conflict arises between the holders of variable annuity contracts and variable life insurance policies of participating insurance companies, a participating insurance company may be required to withdraw the assets allocable to some or all of the separate accounts from the Fund. Any withdrawal could disrupt orderly portfolio management to the potential detriment of shareholders.

You should read the prospectus for the variable annuity contract or variable life policy that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, the Sub-Accounts and expenses related to purchasing a variable annuity contract or variable life policy.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

4

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------


TOUCHSTONE BARON SMALL CAP FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Baron Small Cap Fund seeks long-term capital appreciation.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

Under normal circumstances, the Fund invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Sub-Advisor seeks securities that it believes have (1) favorable price to value characteristics based on the Sub-Advisor's assessment of their prospects for future growth and profitability and (2) the potential to increase in value at least 100% over four subsequent years. Securities are selected for their capital appreciation potential and investment income is not a consideration in the Sub-Advisor's stock selection process. The Fund's investments may include stocks in the technology sector.

Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in the Sub-Advisor's opinion, the company is still an attractive investment. The Sub-Advisor will sell securities if it believes they no longer offer the potential for 100% return over the next four years or if it uncovers inaccuracies in its stock selection process. The Sub-Advisor will also sell securities to make changes to the Fund's portfolio structure, concentration or capitalization. The Sub-Advisor will not sell positions just because their market values have increased.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued

      o Because growth oriented funds may underperform when value investing is in favor

      o If the companies in which the Fund invests do not grow as rapidly as expected

      o Because although the Fund is diversified, it may establish significant positions in companies that the Sub-Advisor has the greatest conviction. If the stock price of one or more of those companies should decrease, it could cause the Fund's net asset value to drop to a greater extent than a fund that does not have significant positions in one or more companies

      o If the Sub-Advisor's stock selection process does not accurately identify attractive investments

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Baron Small Cap Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           TOUCHSTONE BARON SMALL CAP
                                FUND PERFORMANCE*

Year                            Total Return

1996                                   18.54%

1997                                   25.08%

1998                                   -0.61%

1999                                   -2.57%

2000                                    1.25%

2001                                    6.60%

2002                                  -14.05%

2003                                   33.43%

2004                                   27.82%

2005                                    7.69%


      * Effective April 28, 2003, substantially all of the assets of the Baron Small Cap Portfolio, a series of The Legends Fund, Inc., were transferred to the Touchstone Baron Small Cap Fund, for which shareholders of the Legends Baron Small Cap Portfolio received shares of the Touchstone Baron Small Cap Fund. The performance and accounting history of the Legends Baron Small Cap Portfolio have been assumed by the Touchstone Baron Small Cap Fund and are reflected in the bar chart above and performance table shown below.

      During the periods shown in the bar chart, the highest quarterly return was 19.56% (for the quarter ended 6/30/01) and the lowest quarterly return was -18.90% (for the quarter ended 9/30/98).

--------------------------------
Touchstone Variable Series Trust
--------------------------------

6

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------

The table compares the Fund's average annual returns to those of the Russell 2000 Index. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index. (The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Index reflects no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                                --------------------------------
                                                1 Year      5 Years     10 Years
                                                --------------------------------
TOUCHSTONE BARON SMALL CAP FUND                  7.69%      10.97%       9.36%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX                               4.55%       8.22%       9.26%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                   ---------------------------------------------
                                            ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                       1.05%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                 0.34%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                         1.59%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                 0.05%
--------------------------------------------------------------------------------
NET EXPENSES                                         1.54%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.65% or below. This expense limitation will be in effect until at least December 31, 2006.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Baron Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ----------------------------------------------------------
             1 Year           3 Years         5 Years         10 Years
            ----------------------------------------------------------
              $157             $497            $861             $1,885
            ----------------------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

8

-------------------------------
Touchstone Mid Cap Growth Fund
-------------------------------

TOUCHSTONE MID CAP GROWTH FUND
--------------------------------------------------------------------------------

---------------------------
The Fund's Investment Goals
---------------------------

The Touchstone Mid Cap Growth Fund (formerly the Touchstone Emerging Growth
Fund) seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A mid cap company has a market capitalization between $1.5 billion and $12 billion. The Fund may also invest in companies in the technology sector.

The Fund is sub-advised by two Sub-Advisors that use different style methodologies when evaluating which stocks to buy or sell in their portfolio. Westfield Capital Management Company, LLC ("Westfield") uses a growth approach and TCW Investment Management Company ("TCW") uses a value approach. Westfield may invest in companies that have earnings it believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. TCW may invest in companies that it believes are undervalued, including companies with unrecognized asset values or undervalued growth, and companies undergoing a turnaround. Both Sub-Advisors evaluate companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield will sell a security if the predetermined sell price is achieved, if it concludes that the original case for investment is no longer valid or if more attractive alternative investments are available. TCW will sell a security if it is believed to be fairly valued, if the Fund's holding in a security becomes larger than a predetermined percentage of the Fund's portfolio or if the goals for a security cannot be achieved according to its evaluation process.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o If the methodologies used by the Sub-Advisors to select stocks do not identify attractive investments

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                 -------------------------------
                                                  Touchstone Mid Cap Growth Fund
                                                 -------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Mid Cap Growth Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                            TOUCHSTONE MID CAP GROWTH
                                FUND PERFORMANCE

Year                           Total Return

1996                             11.16%

1997                             33.67%

1998                              3.28%

1999                             46.75%

2000                             29.62%

2001                             -2.62%

2002                            -22.31%

2003                             47.26%

2004                             12.06%

2005                             15.29%

      During the periods shown in the bar chart, the highest quarterly return was 27.39% (for the quarter ended 12/31/99) and the lowest quarterly return was -19.60% (for the quarter ended 9/30/01).

The table compares the Fund's average annual returns to those of the Russell Mid Cap Index and the Russell Mid Cap Growth Index. On May 1, 2006, the Fund changed its comparative index from the Russell Mid Cap Index to the Russell Mid Cap Growth Index because the Russell Mid Cap Growth Index more accurately reflects the Fund's portfolio composition. The Russell Mid Cap Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Mid Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Indexes reflect no deductions for fees, expenses, or taxes.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

10

-------------------------------
Touchstone Mid Cap Growth Fund
-------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                                --------------------------------
                                                1 Year      5 Years     10 Years
                                                --------------------------------
TOUCHSTONE MID CAP GROWTH FUND                  15.29%      7.56%         15.44%
--------------------------------------------------------------------------------
RUSSELL MID CAP GROWTH INDEX                    12.10%      1.38%          9.27%
--------------------------------------------------------------------------------
RUSSELL MID CAP INDEX                           12.65%      8.45%         12.49%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                  ---------------------------------------------
                                           ANNUAL OPERATING EXPENSES
                                  (expenses that are deducted from Fund assets)
                                  ---------------------------------------------
MANAGEMENT FEE                                       0.80%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                 0.33%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                         1.33%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                 0.18%
--------------------------------------------------------------------------------
NET EXPENSES                                         1.15%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.15%. This expense limitation will be in effect until at least December 31, 2006.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                 -------------------------------
                                                  Touchstone Mid Cap Growth Fund
                                                 -------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
             $117             $404            $712             $1,586
            ---------------------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

12

----------------------------------
Touchstone Third Avenue Value Fund
----------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Third Avenue Value Fund seeks long-term capital appreciation.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund invests primarily in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the Sub-Advisor believes is their liquid value. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The Fund may invest up to 25% of its total assets in securities of foreign companies. The mix of the Fund's investments at any time will depend on the industries and types of securities the Sub-Advisor believes hold the most value. The Fund's investments may include stocks in the technology sector.

The Sub-Advisor will sell securities due to acquisitions or similar transactions, if the security appreciates and becomes excessively overweighted in the portfolio, if the security becomes grossly overpriced, if the company's business conditions change, or if the Sub-Advisor believes its initial analysis was not accurate. As long as the Sub-Advisor believes a company has strong fundamentals and is not overpriced, it will continue to hold the position.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o Because the Fund frequently finds value in industries that appear to be temporarily depressed and the prices of securities in these industries may tend to go down more than those of companies in other industries


      o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued

      o If the stocks in the Fund's portfolio are not undervalued as expected

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                              ----------------------------------
                                              Touchstone Third Avenue Value Fund
                                              ----------------------------------

      o If the companies in which the Fund invests do not grow as rapidly as expected

      o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

      o Because value oriented funds may underperform when growth investing is in favor

      o If the Sub-Advisor's stock selection process does not identify attractive investments

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Third Avenue Value Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                          TOUCHSTONE THIRD AVENUE VALUE
                                FUND PERFORMANCE*

Year                          Total Return

1996                             24.51%

1997                             30.42%

1998                             18.41%

1999                            -12.14%

2000                             11.16%

2001                             15.23%

2002                            -17.49%

2003                             40.19%

2004                             25.93%

2005                             17.41%
--------------------------------
Touchstone Variable Series Trust
--------------------------------

14

----------------------------------
Touchstone Third Avenue Value Fund
----------------------------------

* On April 28, 2003, substantially all of the assets of the Third Avenue Value Portfolio, a series of The Legends Fund, Inc., were transferred to the Touchstone Small Cap Value Fund, for which shareholders of the Legends Third Avenue Value Portfolio received shares of the Touchstone Small Cap Value Fund. The Touchstone Small Cap Value Fund was then renamed the Touchstone Third Avenue Value Fund. Also on April 28, 2003, the Fund replaced its previous sub-advisor with Third Avenue Management LLC. The performance and accounting history of the Legends Third Avenue Value Portfolio have been assumed by the Touchstone Third Avenue Value Fund and are reflected in the bar chart above and performance table shown below.

      During the periods shown in the bar chart, the highest quarterly return was 16.34% (for the quarter ended 12/31/98) and the lowest quarterly return was -22.49% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the Russell 3000 Value Index. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Index reflects no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                                --------------------------------
                                                1 Year      5 Years     10 Years
                                                --------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND              17.41%       14.53%      13.98%
--------------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX                         6.85%        5.86%      11.04%
--------------------------------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                              ----------------------------------
                                              Touchstone Third Avenue Value Fund
                                              ----------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                   ---------------------------------------------
                                             ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                        0.80%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                 0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                  0.16%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                          1.16%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                  0.11%
--------------------------------------------------------------------------------
NET EXPENSES                                          1.05%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.05%. This expense limitation will be in effect until at least December 31, 2006.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
             $107             $358            $628            $1,399
            ---------------------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

16

------------------------------------------
Touchstone Eagle Capital Appreciation Fund
------------------------------------------

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Eagle Capital Appreciation Fund seeks long-term capital appreciation.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund will invest in a diversified portfolio of common stocks of large cap companies. A large cap company has a market capitalization of more than $10 billion. The Fund's investments may include companies in the technology sector.

In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projections or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o If the detailed fundamental analysis of companies in the stock screening process is not accurate

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                      ------------------------------------------
                                      Touchstone Eagle Capital Appreciation Fund
                                      ------------------------------------------

      o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected

      o Because growth oriented funds may underperform when value investing is in favor

      o If the Sub-Advisor's stock selection process does not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Eagle Capital Appreciation Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                      TOUCHSTONE EAGLE CAPITAL APPRECIATION
                                FUND PERFORMANCE*

Year                          Total Return

1996                             13.95%

1997                             34.78%

1998                             35.65%

1999                             35.51%

2000                            -22.45%

2001                            -27.94%

2002                            -30.47%

2003                             32.24%

2004                             14.89%

2005                              0.05%

* On November 1, 2003, the Fund replaced its previous Sub-Advisor with Eagle Asset Management, Inc.

      During the periods shown in the bar chart, the highest quarterly return was 34.54% (for the quarter ended 12/31/98) and the lowest quarterly return was -25.67% (for the quarter ended 9/30/01).

--------------------------------
Touchstone Variable Series Trust
--------------------------------

18

------------------------------------------
Touchstone Eagle Capital Appreciation Fund
------------------------------------------

The table compares the Fund's average annual returns to those of the S&P 500 Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index reflects no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                                --------------------------------
                                                1 Year      5 Years     10 Years
                                                --------------------------------
TOUCHSTONE EAGLE CAPITAL
    APPRECIATION FUND                            0.05%      -5.30%       5.25%
--------------------------------------------------------------------------------
S&P 500 INDEX                                    4.91%       0.54%       9.07%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                   ---------------------------------------------
                                             ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                          0.75%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                   0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                    0.27%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                            1.22%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                    0.17%
--------------------------------------------------------------------------------
NET EXPENSES                                            1.05%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.05%. This expense limitation will be in effect until at least December 31, 2006.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                      ------------------------------------------
                                      Touchstone Eagle Capital Appreciation Fund
                                      ------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Eagle Capital Appreciation Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
             $107             $370            $654             $1,462
            ----------------------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

20

------------------------------------
Touchstone Enhanced Dividend 30 Fund
------------------------------------

TOUCHSTONE ENHANCED DIVIDEND 30 FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Enhanced Dividend 30 Fund seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the Dow Jones Industrial Average components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three yielding stocks in the Dow Jones Industrial Average by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield. The Fund's investments may include companies in the technology sector.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o If the Sub-Advisor's quantitative approach to enhanced index investing is not accurate

      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                            ------------------------------------
                                            Touchstone Enhanced Dividend 30 Fund
                                            ------------------------------------

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Enhanced Dividend 30 Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                         TOUCHSTONE ENHANCED DIVIDEND 30
                                FUND PERFORMANCE

Year                            Total Return

2000                             -2.95%

2001                            -11.45%

2002                            -22.67%

2003                             32.00%

2004                              5.08%

2005                             -3.06%

      During the periods shown in the bar chart, the highest quarterly return was 18.26% (for the quarter ended 6/30/03) and the lowest quarterly return was -20.30% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks. The Index reflects no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                               ---------------------------------
                                                                       Since
                                               1 Year    5 Years   Fund Started*
                                               ---------------------------------
TOUCHSTONE ENHANCED DIVIDEND 30 FUND            -3.06%    -1.64%       -0.81%
--------------------------------------------------------------------------------
DOW JONES INDUSTRIAL AVERAGE                     1.72%     2.01%        1.90%
--------------------------------------------------------------------------------

                                     * The Fund began operations on May 1, 1999.


--------------------------------
Touchstone Variable Series Trust
--------------------------------

22

------------------------------------
Touchstone Enhanced Dividend 30 Fund
------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                   ---------------------------------------------
                                               ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                        0.65%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                 0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                  0.32%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                          1.17%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                  0.42%
--------------------------------------------------------------------------------
NET EXPENSES                                          0.75%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75%. This expense limitation will be in effect until at least December 31, 2006.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced Dividend 30 Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ----------------------------------------------------------
            1 Year           3 Years         5 Years          10 Years
            ----------------------------------------------------------
              $77             $330            $603             $1,383
            ----------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                      --------------------------
                                                      Touchstone Value Plus Fund
                                                      --------------------------

TOUCHSTONE VALUE PLUS FUND
--------------------------------------------------------------------------------
--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Value Plus Fund seeks to increase the value of Fund shares over the long-term.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund invests primarily (at least 65% of total assets) in common stocks of larger companies that the Sub-Advisor believes are undervalued. In choosing undervalued stocks, the Sub-Advisor looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector.

At least 75% of total assets will be invested in large cap companies and the remainder will generally be invested in mid cap companies.

The Fund's securities may be sold when the Sub-Advisor believes they are overvalued relative to their growth potential, when there is a deterioration in fundamental criteria, or when their price decreases by at least 10% relative to the market.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o If the stocks in the Fund's portfolio are not undervalued as expected

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because value oriented funds may underperform when growth investing is in favor

      o If the Sub-Advisor's stock selection process does not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

24

--------------------------
Touchstone Value Plus Fund
--------------------------

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Value Plus Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                              TOUCHSTONE VALUE PLUS
                                FUND PERFORMANCE

Year                           Total Return

1999                             15.02%

2000                              2.64%

2001                             -0.88%

2002                            -26.65%

2003                             29.72%

2004                             10.54%

2005                              2.17%


      During the periods shown in the bar chart, the highest quarterly return was 17.72% (for the quarter ended 6/30/03) and the lowest quarterly return was -19.20% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Index reflects no deductions for fees, expenses or taxes.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                      --------------------------
                                                      Touchstone Value Plus Fund
                                                      --------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                             -----------------------------------
                                                                       Since
                                             1 Year      5 Years   Fund Started*
                                             -----------------------------------
TOUCHSTONE VALUE PLUS FUND                    2.17%         1.27%       3.31%
--------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX                      7.05%         5.28%       5.68%
--------------------------------------------------------------------------------

                                     * The Fund began operations on May 1, 1998.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                   ---------------------------------------------
                                               ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                        0.75%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                 0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                  0.45%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                          1.40%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                  0.25%
--------------------------------------------------------------------------------
NET EXPENSES                                          1.15%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.15%. This expense limitation will be in effect until at least December 31, 2006.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

26

--------------------------
Touchstone Value Plus Fund
--------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
             $117             $419            $742             $1,658
            ---------------------------------------------------------

                                               --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                 -------------------------------
                                                 Touchstone Growth & Income Fund
                                                 -------------------------------

TOUCHSTONE GROWTH & INCOME FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund generally invests (at least 50% of total assets) in dividend paying common stocks, preferred stocks and convertible securities in a variety of industries. The Sub-Advisor may purchase securities which do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. Although the yield of the Fund's portfolio usually will be greater than the yield of the S&P 500 Index and similar to the yield of a value-oriented benchmark like the Russell 1000 Value Index, not every stock in the Fund will have a premium yield.

The Fund invests in stocks with lower valuations than the broad market, that, in the Sub-Advisor's view, have good long-term dividend and earnings fundamentals. The Sub-Advisor utilizes screening techniques based on price/earnings ratios, financial strength and long-term earnings and dividend growth to identify attractive investment opportunities within a universe of large capitalization equities and American Depository Receipts ("ADRs"). These companies are subject to further fundamental analysis, which enables the Sub-Advisor to evaluate value oriented and cheap cyclical growth companies that pay little or no dividends.

The Fund may invest up to 20% of its total assets in securities of foreign companies, including ADRs and American Depository Shares ("ADSs"). The Fund may invest up to 20% of its total assets in investment grade non-convertible debt securities or in convertible debt securities rated as low as the highest level of non-investment grade. The Fund may also invest in stocks in the technology sector. The Fund will invest in companies of various sizes.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o If any of the stocks in the Fund's portfolio do not increase in value as expected

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced

      o If interest rates go up, causing the value of any debt securities held by the Fund to decline

      o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

--------------------------------
Touchstone Variable Series Trust
--------------------------------

28

-------------------------------
Touchstone Growth & Income Fund
-------------------------------


      o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

      o Because value oriented funds may underperform when growth investing is in favor

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because the Fund may, at various times, invest a significant percentage of its assets in the securities of a single sector and when the Fund is over weighted in a sector, it may be more sensitive to any single economic, business, political or regulatory occurrence than a fund that is not over weighted in a sector

      o If the screening techniques used by the Sub-Advisor do not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Growth & Income Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                           TOUCHSTONE GROWTH & INCOME
                                FUND PERFORMANCE

Year                           Total Return

1999                              2.39%

2000                             12.16%

2001                             -5.28%

2002                            -14.90%

2003                             32.84%

2004                             10.10%

2005                              1.86%


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                 -------------------------------
                                                 Touchstone Growth & Income Fund
                                                 -------------------------------

      During the periods shown in the bar chart, the highest quarterly return was 18.86% (for the quarter ended 6/30/03) and the lowest quarterly return was -19.43% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Index reflects no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                             -----------------------------------
                                                                      Since
                                             1 Year      5 Years   Fund Started*
                                             -----------------------------------
TOUCHSTONE GROWTH & INCOME FUND              1.86%         3.73%       4.70%
--------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX                     7.05%         5.28%       5.81%
--------------------------------------------------------------------------------

                                 * The Fund began operations on January 1, 1999.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                   ---------------------------------------------
                                              ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                         0.80%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                  0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                   0.29%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                           1.29%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                   0.44%
--------------------------------------------------------------------------------
NET EXPENSES                                           0.85%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.85%. This expense limitation will be in effect until at least December 31, 2006.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

30

-------------------------------
Touchstone Growth & Income Fund
-------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
              $87             $366            $665             $1,518
            ---------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------

TOUCHSTONE BALANCED FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Balanced Fund seeks to achieve both an increase in share price and current income.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund invests in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25% of total assets). The equity securities will be in companies of various sizes. The debt securities will be rated investment grade or at the two highest levels of non-investment grade. The Fund's investments may include companies in the technology sector.

The Fund may also invest in:

      o     Warrants

      o     Preferred stocks

      o     Convertible securities

The Fund may also invest up to 1/3 of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries.

In choosing equity securities for the Fund, the Sub-Advisor will seek companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style. The Sub-Advisor will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

The Sub-Advisor will sell a security if the security's price approaches full intrinsic value, in anticipation of changes to the company's fundamentals or risk profile, if the security's price moves sharply in either direction or if a more attractive investment opportunity becomes available.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o If the stocks in the Fund's portfolio do not increase in value as expected

      o If companies that the Fund invests in do not achieve their earnings estimates and income available for interest or dividend payments is reduced

      o If interest rates go up, causing the value of any debt securities held by the Fund to decline

      o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

--------------------------------
Touchstone Variable Series Trust
--------------------------------

32

------------------------
Touchstone Balanced Fund
------------------------

      o Because the Fund is not limited to investing in equity securities, it may hold a significant position of debt securities in a rising stock market, thereby providing potentially smaller gains than a Fund invested solely in equity securities

      o Because investments in securities of foreign companies may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o If the Sub-Advisor's stock selection process does not identify attractive investments

      o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities

      o Because value oriented funds may underperform when growth investing is in favor

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Balanced Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                               TOUCHSTONE BALANCED
                                FUND PERFORMANCE

Year                           Total Return

1996                             16.78%

1997                             18.61%

1998                              5.44%

1999                              9.62%

2000                             12.71%

2001                              2.67%

2002                             -9.09%

2003                             21.57%

2004                              9.63%

2005                              6.61%

      During the periods shown in the bar chart, the highest quarterly return was 10.47% (for the quarter ended 6/30/03) and the lowest quarterly return was -9.20% (for the quarter ended 9/30/02).

The table compares the Fund's average annual returns to those of the S&P 500 Index, the Lehman Brothers U.S. Aggregate Index and a blended index comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Lehman Brothers U.S. Aggregate Index is comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher. The Indexes reflect no deductions for fees, expenses or taxes.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

34

------------------------
Touchstone Balanced Fund
------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                              ----------------------------------
                                              1 Year      5 Years     10 Years
                                              ----------------------------------
TOUCHSTONE BALANCED FUND                      6.61%         5.81%       9.12%
--------------------------------------------------------------------------------
S&P 500 INDEX                                 4.91%         0.54%       9.07%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX          2.43%         5.87%       6.17%
--------------------------------------------------------------------------------
BLEND- 60% S&P 500, 40% LB AGGREGATE          3.92%         3.17%       8.41%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                   ---------------------------------------------
                                            ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                        0.80%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                 0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                  0.31%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                          1.31%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                  0.41%
--------------------------------------------------------------------------------
NET EXPENSES                                          0.90%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.90%. This expense limitation will be in effect until at least December 31, 2006.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
              $92             $375            $679             $1,543
            ---------------------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

36

--------------------------
Touchstone High Yield Fund
--------------------------

TOUCHSTONE HIGH YIELD FUND
--------------------------------------------------------------------------------

---------------------------
The Fund's Investment Goals
---------------------------

The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal. Capital appreciation is a secondary consideration.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund invests primarily (at least 80% of assets), under normal circumstances, in non-investment grade debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the Sub-Advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the Sub-Advisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

      o If interest rates go up, causing the value of any debt securities held by the Fund to decline

      o If the Sub-Advisor's stock selection process does not identify attractive investments

      o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone High Yield Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                              TOUCHSTONE HIGH YIELD
                                FUND PERFORMANCE

Year                          Total Return

2000                             -0.68%

2001                              6.93%

2002                              2.82%

2003                             23.99%

2004                              9.55%

2005                              3.27%

      During the periods shown in the bar chart, the highest quarterly return was 8.99% (for the quarter ended 6/30/03) and the lowest quarterly return was -4.88% (for the quarter ended 3/31/00).

--------------------------------
Touchstone Variable Series Trust
--------------------------------

38

--------------------------
Touchstone High Yield Fund
--------------------------

The table compares the Fund's average annual returns to those of the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index is an unmanaged index consisting of non-investment grade bonds with maturities of 1 year or more. The Index reflects no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                             -----------------------------------
                                                                       Since
                                             1 Year      5 Years   Fund Started*
                                             -----------------------------------
TOUCHSTONE HIGH YIELD FUND                   3.27%         9.05%       5.26%
--------------------------------------------------------------------------------
MERRILL LYNCH HIGH YIELD MASTER INDEX        2.83%         8.76%       5.76%
--------------------------------------------------------------------------------

                                     * The Fund began operations on May 1, 1999.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                   ---------------------------------------------
                                            ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                        0.50%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                 0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                  0.27%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                          0.97%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                  0.17%
--------------------------------------------------------------------------------
NET EXPENSES                                          0.80%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.80%. This expense limitation will be in effect until at least December 31, 2006.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
              $82             $292            $520             $1,174
            ---------------------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

40

-------------------------
Touchstone Core Bond Fund
-------------------------

TOUCHSTONE CORE BOND FUND
--------------------------------------------------------------------------------

---------------------------
The Fund's Investment Goals
---------------------------

The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

Under normal circumstances, the Fund invests primarily in bonds (at least 80% of its assets). Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund expects to have an average effective maturity between 5 and 15 years. The Fund invests at least 65% of its total assets in investment-grade debt securities, but may invest up to 35% of its total assets in non-investment grade debt securities rated as low as B. The Fund may also invest in U.S. dollar denominated foreign debt securities.

In deciding what securities to buy and sell for the Fund, the Sub-Advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. The Sub-Advisor follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o If interest rates go up, causing the value of any debt securities held by the Fund to decline

      o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

      o If the issuer of a security is unable to make timely payments of principal or interest when due

      o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

      o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession

      o Because foreign securities may have unique risks and may lose more value that U.S. securities

      o If the analysis used by the Sub-Advisor to select securities does not identify attractive investments

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association ("GNMA") securities and Overseas Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Government Loan Mortgage Corporation ("FGLMC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA") and Tennessee Valley Authority ("TVA").

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Core Bond Fund. The bar chart shows changes in the Fund's performance from year to year.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                              TOUCHSTONE CORE BOND
                                FUND PERFORMANCE

Year                       Total Return

1999                          -1.28%

2000                           9.20%

2001                           7.85%

2002                           7.93%

2003                           3.49%

2004                           3.31%

2005                           1.68%

      During the periods shown in the bar chart, the highest quarterly return was 4.54% (for the quarter ended 9/30/01) and the lowest quarterly return was -2.21% (for the quarter ended 6/30/04).

--------------------------------
Touchstone Variable Series Trust
--------------------------------

42

-------------------------
Touchstone Core Bond Fund
-------------------------

The table compares the Fund's average annual returns to those of the Lehman Brothers U.S. Aggregate Index. The Lehman Brothers U.S. Aggregate Index is comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher. The Index reflects no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                           ------------------------------------
                                                                     Since
                                           1 Year       5 Years   Fund Started*
                                           ------------------------------------
TOUCHSTONE CORE BOND FUND                  1.68%         4.82%       4.54%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX       2.43%         5.87%       5.61%
--------------------------------------------------------------------------------

                                 * The Fund began operations on January 1, 1999.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                  ---------------------------------------------
                                            ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                  ---------------------------------------------
MANAGEMENT FEE                                       0.55%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                 0.24%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                         0.99%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                                 0.24%
--------------------------------------------------------------------------------
NET EXPENSES                                         0.75%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75%. This expense limitation will be in effect until at least December 31, 2006.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
              $77             $291            $524             $1,191
            ---------------------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

44

----------------------------
Touchstone Money Market Fund
----------------------------

TOUCHSTONE MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund invests in U.S. Government securities and high-quality money market instruments rated in the top two rating categories.

The Fund's investments may include:

      o Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

      o U.S. Government securities issued directly by the U.S. Treasury or by agencies of the U.S. Government

      o     Short-term corporate debt securities

      o     Short-term municipal securities

      o     Variable and floating rate securities

      o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

      o     If interest rates decrease.

      o If issuers are unable to make timely payments of interest or principal.

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association ("GNMA") securities and Overseas Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FNMA, FHLMC, FGLMC, SLMA and TVA.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                    ----------------------------
                                                    Touchstone Money Market Fund
                                                    ----------------------------

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Money Market Fund. The bar chart shows changes in the Fund's Class I performance from year to year. The table shows the Fund's average annual total returns. The returns for Service Class shares offered by the Fund will be lower than the returns of Class I shares since Service Class shares have 12b-1 distribution fees.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

                         TOUCHSTONE MONEY MARKET FUND -
                               CLASS I PERFORMANCE

Year                          Total Return

2002                              1.58%

2003                              1.01%

2004                              1.35%

2005                              3.16%

      During the periods shown in the bar chart, the highest quarterly return was 0.98% (for the quarter ended 12/31/05) and the lowest quarterly return was 0.22% (for the quarter ended 9/30/03).

The 7-day yield of the Fund's Class I shares as of December 31, 2005 was 4.08%.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

46

----------------------------
Touchstone Money Market Fund
----------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                                         -----------------------
                                                                      Since
                                                         1 Year   Class Started*
                                                         -----------------------
TOUCHSTONE MONEY MARKET FUND - CLASS I                    3.16%       1.97%
--------------------------------------------------------------------------------
TOUCHSTONE MONEY MARKET FUND - SERVICE CLASS              2.90%       1.72%
--------------------------------------------------------------------------------

* Class I shares began operations on May 1, 2001 and Service Class shares began operations on July 15, 2003.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

                                   ---------------------------------------------
                                             ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
                                               SERVICE
                                                CLASS           CLASS I
                                                SHARES          SHARES
--------------------------------------------------------------------------------
MANAGEMENT FEE                                   0.18%           0.18%
--------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                        0.25%           None
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                            0.20%           0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                             0.19%           0.19%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
    EXPENSES                                     0.82%           0.57%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
    REIMBURSEMENT(2)                             0.28%           0.29%
--------------------------------------------------------------------------------
NET EXPENSES                                     0.54%           0.28%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.54% for Service Class Shares and 0.28% for Class I shares. These expense limitations will be in effect until at least December 31, 2006.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                    ----------------------------
                                                    Touchstone Money Market Fund
                                                    ----------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  ----------------------------------------------
                                  1 Year       3 Years      5 Years     10 Years
                                  ----------------------------------------------
Service Class Shares                $55         $234         $428          $987
Class I Shares                      $29         $153         $289          $686
                                  ----------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

48

-----------------------------
Touchstone Funds of ETF Funds
-----------------------------

TOUCHSTONE FUNDS OF ETF FUNDS
--------------------------------------------------------------------------------

The Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Enhanced ETF Fund (each an "ETF Fund," collectively the "ETF Funds") are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Trust.* Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, an exchange-traded fund ("ETF") is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. Each fund of the iShares(R) Trust is an ETF that is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.

Each ETF Fund allocates its assets among a group of ETFs in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital. This Prospectus describes the key features of each ETF Fund, as well as important additional information.

----------
* iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). BGI's only relationship to the Trust and its affiliates is the licensing of certain trademarks and trade names of BGI. The ETF Funds are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the ETF Funds or any member of the public regarding the advisability of investing in the ETF Funds or the iShares Funds. BGI has no obligation or liability in connection with the operation, marketing, or trading of the ETF Funds.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                --------------------------------
                                                Touchstone Conservative ETF Fund
                                                --------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the Sub-Advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

      iShares(R) Trust: iShares Lehman Aggregate Bond Fund              54%
      iShares(R) Trust: iShares Lehman 1-3 Treasury Bond Fund            5%
      iShares(R) Trust: iShares MSCI EAFE Index Fund                     6%
      iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund          2%
      iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund         2%
      iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund        1%
      iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund       1%
      iShares(R) Trust: iShares S&P 500 Value Index Fund                15%
      iShares(R) Trust: iShares S&P 500 Growth Index Fund               10%
      iShares(R) Trust: iShares S&P 500 Index Fund                       4%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Sub-Advisor will rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, the Sub-Advisor will review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, the Sub-Advisor will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

50

--------------------------------
Touchstone Conservative ETF Fund
--------------------------------

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the securities market as a whole goes down

      o If any of the underlying funds in the Fund's portfolio do not increase in value as expected

      o If interest rates go up, causing the value of debt securities held by an underlying fund to decline

      o If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes

      o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

      o Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector

      o Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount

      o If the Sub-Advisor's asset allocation decisions do not successfully anticipate market trends

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Conservative ETF Fund. The bar chart shows the Fund's performance during its first calendar year of operations.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                --------------------------------
                                                Touchstone Conservative ETF Fund
                                                --------------------------------

                           TOUCHSTONE CONSERVATIVE ETF
                                FUND PERFORMANCE

Year                      Total Return

2005                      3.32%

      During the period shown in the bar chart, the highest quarterly return was 2.34% (for the quarter ended 6/30/05) and the lowest quarterly return was -1.06% (for the quarter ended 3/31/05).

The table compares the Fund's average annual returns to those of the Lehman Brothers U.S. Aggregate Index and a blended index comprised of 35% of the S&P Composite 1500 Index and 65% of the Lehman Brothers U.S. Aggregate Index. The Lehman Brothers U.S. Aggregate Index is comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher. The S&P Composite 1500 Index combines the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index in an efficient way to create a broad market portfolio representing 90% of U.S. equities. The Indexes reflect no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                                             -------------------
                                                                        Since
                                                             1 Year   Inception*
                                                             -------------------
TOUCHSTONE CONSERVATIVE ETF FUND                             3.32%       5.89%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. AGGREGATE INDEX                         2.43%       4.05%
--------------------------------------------------------------------------------
BLEND - 35% S&P COMPOSITE 1500,
    65% LB AGGREGATE                                         3.65%       6.81%
--------------------------------------------------------------------------------

                                   * The Fund began operations on July 16, 2004.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

52

--------------------------------
Touchstone Conservative ETF Fund
--------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                   ---------------------------------------------
                                             ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                         0.40%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                  0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                   2.00%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
    OPERATING EXPENSES                                 2.60%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR
    EXPENSE REIMBURSEMENT(2)                           2.10%
--------------------------------------------------------------------------------
NET EXPENSES                                           0.50%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This expense limitation will be in effect until at least December 31, 2006.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 2.79% before waivers and/or reimbursements and 0.69% after waivers and/or reimbursements.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Conservative ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
              $51             $608           $1,191            $2,777
            ---------------------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

----------------------------
Touchstone Moderate ETF Fund
----------------------------

TOUCHSTONE MODERATE ETF FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the Sub-Advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

      iShares(R) Trust: iShares Lehman Aggregate Bond Fund              39%
      iShares(R) Trust: iShares MSCI EAFE Index Fund                     9%
      iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund          3%
      iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund         3%
      iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund        2%
      iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund       1%
      iShares(R) Trust: iShares S&P 500 Value Index Fund                23%
      iShares(R) Trust: iShares S&P 500 Growth Index Fund               14%
      iShares(R) Trust: iShares S&P 500 Index Fund                       6%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Sub-Advisor will rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, the Sub-Advisor will review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, the Sub-Advisor will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

54

----------------------------
Touchstone Moderate ETF Fund
----------------------------

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the securities market as a whole goes down

      o If any of the underlying funds in the Fund's portfolio do not increase in value as expected

      o If interest rates go up, causing the value of debt securities held by an underlying fund to decline

      o If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes

      o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

      o Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector

      o Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount

      o If the Sub-Advisor's asset allocation decisions do not successfully anticipate market trends

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Moderate ETF Fund. The bar chart shows the Fund's performance during its first calendar year of operations.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                    ----------------------------
                                                    Touchstone Moderate ETF Fund
                                                    ----------------------------

                             TOUCHSTONE MODERATE ETF
                                FUND PERFORMANCE

Year                      Total Return

2005                      3.93%


      During the period shown in the bar chart, the highest quarterly return was 2.18% (for the quarter ended 6/30/05) and the lowest quarterly return was -1.50% (for the quarter ended 3/31/05).

The table compares the Fund's average annual returns to those of the S&P Composite 1500 Index and a blended index comprised of 60% of the S&P Composite 1500 Index and 40% of the Lehman Brothers U.S. Aggregate Index. The S&P Composite 1500 Index combines the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index in an efficient way to create a broad market portfolio representing 90% of U.S. equities. The Lehman Brothers U.S. Aggregate Index is comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher. The Indexes reflect no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                                          ----------------------
                                                                         Since
                                                          1 Year      Inception*
                                                          ----------------------
TOUCHSTONE MODERATE ETF FUND                              3.93%          7.89%
--------------------------------------------------------------------------------
S&P COMPOSITE 1500 INDEX                                  5.68%         11.85%
--------------------------------------------------------------------------------
BLEND - 60% S&P COMPOSITE 1500,
    40% LB AGGREGATE                                      4.47%          8.77%
--------------------------------------------------------------------------------

                                   * The Fund began operations on July 16, 2004.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

56

----------------------------
Touchstone Moderate ETF Fund
----------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                   ---------------------------------------------
                                             ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                       0.40%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                 0.81%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
    OPERATING EXPENSES                               1.41%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR
    EXPENSE REIMBURSEMENT(2)                         0.91%
--------------------------------------------------------------------------------
NET EXPENSES                                         0.50%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This expense limitation will be in effect until at least December 31, 2006.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.60% before waivers and/or reimbursements and 0.69% after waivers and/or reimbursements.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Moderate ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
              $51             $356            $684             $1,612
            ---------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                  ------------------------------
                                                  Touchstone Aggressive ETF Fund
                                                  ------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Aggressive ETF Fund seeks capital appreciation.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the Sub-Advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

      iShares(R) Trust: iShares Lehman Aggregate Bond Fund              20%
      iShares(R) Trust: iShares MSCI EAFE Index Fund                    12%
      iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund          4%
      iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund         4%
      iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund        3%
      iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund       1%
      iShares(R) Trust: iShares S&P 500 Value Index Fund                31%
      iShares(R) Trust: iShares S&P 500 Growth Index Fund               19%
      iShares(R) Trust: iShares S&P 500 Index Fund                       6%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Sub-Advisor will rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, the Sub-Advisor will review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, the Sub-Advisor will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

58

------------------------------
Touchstone Aggressive ETF Fund
------------------------------

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the securities market as a whole goes down

      o If any of the underlying funds in the Fund's portfolio do not increase in value as expected

      o If interest rates go up, causing the value of debt securities held by an underlying fund to decline

      o If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes

      o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

      o Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector

      o Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount

      o If the Sub-Advisor's asset allocation decisions do not successfully anticipate market trends

      o Because the Fund allocates a significant percentage of its assets in stocks, rather than bonds, it may be subject to greater risks than an ETF Fund that has higher allocations in the bond market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Aggressive ETF Fund. The bar chart shows the Fund's performance during its first calendar year of operations.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                  ------------------------------
                                                  Touchstone Aggressive ETF Fund
                                                  ------------------------------

                           TOUCHSTONE AGGRESSIVE ETF
                                FUND PERFORMANCE

Year                      Total Return

2005                      4.63%

      During the period shown in the bar chart, the highest quarterly return was 3.06% (for the quarter ended 9/30/05) and the lowest quarterly return was -1.85% (for the quarter ended 3/31/05).

The table compares the Fund's average annual returns to those of the S&P Composite 1500 Index and a blended index comprised of 80% of the S&P Composite 1500 Index and 20% of the Lehman Brothers U.S. Aggregate Index. The Lehman Brothers U.S. Aggregate Index is comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher. The S&P Composite 1500 Index combines the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index in an efficient way to create a broad market portfolio representing 90% of U.S. equities. The Indexes reflect no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                                           ---------------------
                                                                         Since
                                                           1 Year     Inception*
                                                           ---------------------
TOUCHSTONE AGGRESSIVE ETF FUND                             4.63%        9.16%
--------------------------------------------------------------------------------
S&P COMPOSITE 1500 INDEX                                   5.68%       11.85%
--------------------------------------------------------------------------------
BLEND - 80% S&P COMPOSITE 1500,
    20% LB AGGREGATE                                       5.09%       10.32%
--------------------------------------------------------------------------------

                                  *  The Fund began operations on July 16, 2004.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

60

------------------------------
Touchstone Aggressive ETF Fund
------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                   ---------------------------------------------
                                             ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                        0.40%
--------------------------------------------------------------------------------
OTHER EXPENSES
      SPONSOR FEES(1)                                 0.20%
--------------------------------------------------------------------------------
      OTHER EXPENSES                                  0.86%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
    OPERATING EXPENSES                                1.46%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR
    EXPENSE REIMBURSEMENT(2)                          0.96%
--------------------------------------------------------------------------------
NET EXPENSES                                          0.50%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This expense limitation will be in effect until at least December 31, 2006.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.66% before waivers and/or reimbursements and 0.70% after waivers and/or reimbursements.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Aggressive ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
              $51             $367            $706             $1,664
            ---------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------

TOUCHSTONE ENHANCED ETF FUND
--------------------------------------------------------------------------------

--------------------------
The Fund's Investment Goal
--------------------------

The Touchstone Enhanced ETF Fund seeks high capital appreciation.

-----------------------------------
Its Principal Investment Strategies
-----------------------------------

The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology varies asset class weights over time to focus on those with the best potential for appreciation. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the Sub-Advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

Based on the strategy outlined above the Fund is invested in the following funds at the percentages indicated:

      iShares(R) Trust: iShares Lehman Aggregate Bond Fund               3%
      iShares(R) Trust: iShares MSCI EAFE Index Fund                    22%
      iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund         22%
      iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund        22%
      iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund        3%
      iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund      22%
      iShares(R) Trust: iShares S&P 500 Value Index Fund                 3%
      iShares(R) Trust: iShares S&P 500 Growth Index Fund                3%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Sub-Advisor will rebalance the Fund's assets semiannually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. The Sub-Advisor will review and update the model periodically through the year. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, the Sub-Advisor will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

62

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the securities market as a whole goes down

      o If any of the underlying funds in the Fund's portfolio do not increase in value as expected

      o If interest rates go up, causing the value of debt securities held by an underlying fund to decline

      o If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes

      o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

      o Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector

      o Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount

      o If the Sub-Advisor's asset allocation decisions do not successfully anticipate market trends

      o Because the Fund allocates a significant percentage of its assets in stocks, rather than bonds, it may be subject to greater risks than an ETF Fund that has higher allocations in the bond market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Touchstone Enhanced ETF Fund. The bar chart shows the Fund's performance during its first calendar year of operations.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------

                             TOUCHSTONE ENHANCED ETF
                                FUND PERFORMANCE

Year                      Total Return

2005                      6.02%


      During the period shown in the bar chart, the highest quarterly return was 4.43% (for the quarter ended 9/30/05) and the lowest quarterly return was -2.39% (for the quarter ended 3/31/05).

The table compares the Fund's average annual returns to those of the of S&P Composite 1500 Index and a blended index comprised of 90% of the S&P Composite 1500 Index and 10% of the Lehman Brothers U.S. Aggregate Index. The S&P Composite 1500 Index combines the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index in an efficient way to create a broad market portfolio representing 90% of U.S. equities.The Lehman Brothers U.S. Aggregate Index is comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher. The Indexes reflect no deductions for fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2005

                                                          ----------------------
                                                                         Since
                                                          1 Year      Inception*
                                                          ----------------------
TOUCHSTONE ENHANCED ETF FUND                              6.02%         13.42%
--------------------------------------------------------------------------------
S&P COMPOSITE 1500 INDEX                                  5.68%         11.85%
--------------------------------------------------------------------------------
BLEND - 90% S&P COMPOSITE 1500,
   10% LB AGGREGATE                                       5.39%         11.09%
--------------------------------------------------------------------------------

                                   * The Fund began operations on July 16, 2004.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

64

----------------------------
Touchstone Enhanced ETF Fund
----------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                   ---------------------------------------------
                                             ANNUAL OPERATING EXPENSES
                                   (expenses that are deducted from Fund assets)
                                   ---------------------------------------------
MANAGEMENT FEE                                         0.40%
--------------------------------------------------------------------------------
OTHER EXPENSES
    SPONSOR FEES(1)                                    0.20%
--------------------------------------------------------------------------------
    OTHER EXPENSES                                     0.76%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
    OPERATING EXPENSES                                 1.36%
--------------------------------------------------------------------------------
FEE WAIVER AND/OR
    EXPENSE REIMBURSEMENT(2)                           0.86%
--------------------------------------------------------------------------------
NET EXPENSES                                           0.50%
--------------------------------------------------------------------------------

(1) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

(2) Under the Sponsor Agreement, Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This expense limitation will be in effect until at least December 31, 2006.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be no greater than 1.63% and no less than 1.57% before waivers and/or reimbursements, and no greater than 0.77% and no less than 0.71% after waivers and/or reimbursements, depending upon the allocation then in place.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ---------------------------------------------------------
            1 Year           3 Years         5 Years         10 Years
            ---------------------------------------------------------
              $51             $346            $662             $1,560
            ---------------------------------------------------------


                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                 -------------------------------
                                                 Investment Strategies and Risks
                                                 -------------------------------

INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when a Sub-Advisor is unable to identify attractive investment opportunities. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

The Core Bond Fund may engage in active trading to achieve its investment goals. The Enhanced ETF Fund may actively vary the asset class weightings of its underlying funds to achieve its investment goals. Frequent trading increases transaction costs, which would lower a Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each Fund may change its investment goal(s) by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

BARON SMALL CAP FUND.  The Baron Small Cap Fund may also invest in:

      o     Preferred stocks and convertible preferred stocks

      o     Convertible bonds and debentures

      o     Warrants (up to 5% of net assets)

      o     Securities of foreign companies (up to 10% of total assets)

      o     U.S. Government securities

      o     Mortgage-related securities (up to 5% of net assets)

      o Debt securities that are rated in the medium to lowest rating categories by S&P and Moody's (up to 20% of total assets)

MID CAP GROWTH FUND. The Mid Cap Growth Fund may also invest in:

      o     Securities of large cap and small cap companies

      o     Securities of foreign companies (up to 20% of total assets)

      o American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and other depository receipts (up to 20% of total assets)

      o Securities of companies in emerging market countries (up to 10% of total assets)

      o Securities designed to replicate an index, an industry or a sector of the economy

      o     Cash equivalents

      o     Initial public offerings

--------------------------------
Touchstone Variable Series Trust
--------------------------------

66

-------------------------------
Investment Strategies and Risks
-------------------------------

THIRD AVENUE VALUE FUND. The Third Avenue Value Fund may also invest in:

      o Corporate debt, including non-investment grade debt securities (up to 35% of total assets)

      o     U.S. Government securities

      o     Mortgage-related securities

      o     Warrants (up to 5% of net assets)

      o     Senior securities, such as preferred stocks and debt instruments

EAGLE CAPITAL APPRECIATION FUND. The Eagle Capital Appreciation Fund may also invest in:

      o     U.S. Government securities

      o     Mortgage-related securities

      o     Warrants (up to 5% of net assets)

      o     American Depository Receipts ("ADRs") and other depository receipts

      o     Preferred stock and convertible securities

      o     Securities of other investment companies

      o     S&P Depository Receipts ("SPDRs")

VALUE PLUS FUND. The Value Plus Fund may also invest in:

      o     Preferred stocks

      o     Investment grade debt securities

      o     Convertible securities

      o     American Depository Receipts ("ADRs") and other depository receipts

In addition, the Value Plus Fund may invest up to 10% of it total assets in:

      o     Cash equivalent investments

      o     Short-term debt securities

GROWTH & INCOME FUND. The Growth & Income Fund may also invest in:

      o     Non-convertible, non-investment grade debt securities (up to 5%)

      o     Real Estate Investment Trusts ("REITs") (up to 10%)

BALANCED FUND. The Balanced Fund's investments in debt securities may include U.S. Government securities and securities of foreign governments.

HIGH YIELD FUND. The High Yield Fund may also invest in:

      o Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar

      o     Debt securities of emerging market countries

      o Mortgage-related securities and other types of loans and loan participations

      o     U.S. Government securities and securities of foreign governments

      o     Preferred stocks

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                 -------------------------------
                                                 Investment Strategies and Risks
                                                 -------------------------------

CORE BOND FUND. The Core Bond Fund may also invest in:

      o     Preferred stocks

      o Debt securities denominated in foreign currencies (up to 20% of total assets)

      o Debt securities of emerging market countries (up to 10% of total assets)

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MONEY MARKET INSTRUMENTS include:

      o     Bank obligations

      o     Short-term corporate debt securities

      o     Short-term municipal securities

      o     Variable and floating rate securities

      o     Repurchase agreements

BANK OBLIGATIONS include:

      o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal

      o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange

      o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

REPURCHASE AGREEMENTS. Repurchase agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

U.S. GOVERNMENT SECURITIES include:

      o Securities issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

      o Securities issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Government Loan Mortgage Corporation ("FGLMC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA"), Tennessee Valley Authority ("TVA") and the Overseas Private Investment Corporation ("OPIC")

      o     U.S. Treasuries issued without interest coupons ("STRIPS")

      o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

--------------------------------
Touchstone Variable Series Trust
--------------------------------

68

-------------------------------
Investment Strategies and Risks
-------------------------------

Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, meaning that payment of principal and interest is guaranteed by the U.S. Government. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, GNMA securities and OPIC securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the FNMA, FHLMC, FGLMC, SLMA, SBA and TVA.

CORPORATE DEBT SECURITIES. Corporate debt securities are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES. Municipal securities are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

FOREIGN DEBT SECURITIES. Foreign debt securities are obligations of a country other than the U.S. to pay interest and repay principal.

FOREIGN COMPANIES. A foreign company is a company that meets all of the following criteria:

      o     It is organized under the laws of a foreign country

      o     It maintains its principal place of business in a foreign country

      o The principal trading market for its securities is located in a foreign country

      o It derives at least 50% of its revenues or profits from operations in foreign countries

      o     It has at least 50% of its assets located in foreign countries

AMERICAN DEPOSITORY RECEIPTS ("ADRS")/AMERICAN DEPOSITORY SHARES ("ADSS"). ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of the foreign security and are traded on U.S. exchanges.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are generally rated BBB or better by Standard & Poor's Rating Service ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's").

NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated below BBB by S&P or below Baa by Moody's.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example credit card receivables, that are combined or pooled for sale to investors.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                 -------------------------------
                                                 Investment Strategies and Risks
                                                 -------------------------------


MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as:

      o     The Government National Mortgage Association ("GNMA")

      o     The Federal National Mortgage Association ("FNMA")

      o     The Federal Home Loan Mortgage Corporation ("FHLMC")

Securities backed by the GNMA are backed by the full faith and credit of the U.S. Government. Securities backed by the FNMA or FHLMC are backed only by the credit of the government agency issuing the security.

The loans may be grouped together by private issuers such as:

      o     Commercial banks

      o     Savings and loan institutions

      o     Mortgage bankers

      o     Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.

"LARGE CAP," "MID CAP" AND "SMALL CAP" COMPANIES. Generally companies are categorized as follows:

      o A large cap company has a market capitalization of more than $10 billion

      o A mid cap company has a market capitalization between $1.5 billion and $12 billion

      o A small cap company has a market capitalization of less than $1.5 billion

The definition of small cap company does not apply to the Baron Small Cap Fund. The Sub-Advisor of the Baron Small Cap Fund considers companies with market values under $2.5 billion to be small cap companies.


EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meets one or more of the following criteria:

      o     It is organized under the laws of an emerging market country

      o It maintains its principal place of business in an emerging market country

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      o     It derives at least 50% of its revenues or profits from operations within emerging market countries

      o It has at least 50% of its assets located in emerging market countries

      o The principal trading market for its securities is located in an emerging market country

UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

      o     Price relative to earnings

      o     Price relative to cash flow

      o     Price relative to financial strength

WARRANTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. It should be noted that the prices of warrants do not necessarily move parallel to the prices of the underlying securities. It should also be noted that if the market price of the underlying security never exceeds the exercise price, the Fund will lose the entire investment in the warrant. Moreover, if a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price and the right to purchase the underlying security.

TO-BE-ANNOUNCED SECURITIES. To-be-announced securities are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If a Fund invests in to-be-announced securities, it will maintain a segregated account of cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

S&P DEPOSITORY RECEIPTS ("SPDRS"). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.

EXCHANGE-TRADED FUNDS ("ETFS"). An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular securities index or sector of an index, like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:

      o shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

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                                                 Investment Strategies and Risks
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      o     shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustee fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISK. A Fund (or underlying fund for the ETF Funds) that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into three broad market capitalization categories - large cap, mid cap and small cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of small or mid cap companies, investors may migrate to the stocks of small and mid-sized companies, causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Stock prices tend to go up and down more than those of bonds.

      o SMALL CAP COMPANIES. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

      o MID CAP COMPANIES. Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

      o LARGE CAP COMPANIES. Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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      o     REAL ESTATE INVESTMENT TRUSTS ("REITS"). Investment in REITs is
            subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). REITs are more sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

      o TECHNOLOGY SECURITIES. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the marketplace.

      o INITIAL PUBLIC OFFERINGS ("IPOS"). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that a Fund may be unable to dispose of the IPO shares promptly at a reasonable price). When a Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

      DEBT SECURITY RISK. A Fund (or underlying fund for the ETF Funds) that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

      The yield of the Money Market Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and decrease when interest rates decrease.

      o MORTGAGE-RELATED SECURITIES. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely than other debt securities to increase in value during periods of falling interest rates. In addition, loans and loan participations may be more difficult to sell than other investments and are subject to the risk of borrower default.

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                                                 Investment Strategies and Risks
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The debt securities in a Fund's (or underlying fund's) portfolio are subject to credit risk. Credit risk is the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of interest or principal, when due. Securities rated in the lowest investment grade category may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

      o NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are sometimes referred to as "junk bonds" and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund that invests in non-investment grade debt securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

FOREIGN INVESTING RISK. Investing in foreign securities by a Fund (or underlying fund for the ETF Funds) poses unique risks. These include loss of value due to fluctuation in currency exchange rates and other factors, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o EMERGING MARKET COUNTRIES. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

NON-DIVERSIFICATION RISK. If a Fund is non-diversified, it may invest a significant percentage of its assets in the securities of a single company. If an underlying fund (for the ETF Funds) is non-diversified, it may hold fewer securities than a diversified fund. Because a non-diversified fund's holdings may be more concentrated, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

OTHER INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iSharesSM (formerly called World Equity Benchmark Shares or "WEBS"), SPDRs and similar securities of other issuers. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that investment company. In addition, it would bear a proportionate share of any fees and expenses paid by that investment company. These would be in addition to the advisory and other fees paid directly by the Fund.

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Touchstone Advisors has received an exemptive order from the SEC that permits each Fund (except the Money Market Fund) to invest its uninvested cash or cash collateral in one or more affiliated money market funds. Each Fund (except the Money Market Fund) may invest up to 25% of its total assets in affiliated money market funds, subject to that Fund's investment limitations and certain other conditions pursuant to the exemptive order.

ETF FUNDS. The value of an investment in an ETF Fund is based primarily on the performance of its underlying funds and the allocation of the ETF Fund's assets among them. Therefore, the investment risks of an ETF Fund include the investment risks of its underlying funds.

      o ASSET CLASS RISK. The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

      o TRACKING ERROR RISK. The underlying fund's returns may deviate from those of its index. Factors such as the fees and expenses of the underlying funds, imperfect correlation between an underlying fund's securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an underlying fund's ability to achieve close correlation with its index.

      o MARKET TRADING RISK. The shares of the underlying funds may trade at a premium or discount to their net asset value. The market value of ETF shares may differ from the shares' net asset value. The net asset value of ETF shares fluctuates with the changes in the market value of the fund's holdings, while the trading price of ETF shares fluctuates in accordance with changes in net asset value as well as market supply and demand.

      o CONCENTRATION RISK. If an underlying fund's index concentrates in a particular industry, group of industries, or sector, that fund may be adversely affected by the performance of those securities and subject to price volatility. In addition, an underlying fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political, or regulatory occurrence.

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

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THE FUNDS' MANAGEMENT
--------------------------------------------------------------------------------
Investment Advisor

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203

Touchstone Advisors has been registered as an investment advisor since 1994. As of December 31, 2005, Touchstone Advisors had approximately $4.0 billion in assets under management. Touchstone Advisors is responsible for selecting Sub-Advisors who have shown good investment performance in their areas of expertise. Touchstone Advisors considers various factors in evaluating a Sub-Advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor each Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisors. Touchstone Advisors discusses its expectations for performance with each Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not a Sub-Advisor's contract should be renewed, modified or terminated.


The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub-advisory agreement with a Sub-Advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a Sub-Advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

Two or more Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Sub-Advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the Sub-Advisors.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Sub-Advisors, custodian, transfer agent, accounting agent, administrator or other parties.

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Each Fund pays Touchstone Advisors a fee for its services at an annual rate that is computed daily and paid monthly based on the Fund's average daily net assets. Out of this fee, Touchstone Advisors pays each Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund during the fiscal year ended December 31, 2005 is shown in the table below:

                                               ---------------------------------
                                               Fee to Touchstone Advisors*
--------------------------------------------------------------------------------
              Baron Small Cap Fund             1.05% of average daily net assets
--------------------------------------------------------------------------------
               Mid Cap Growth Fund             0.80% of average daily net assets
--------------------------------------------------------------------------------
           Third Avenue Value Fund             0.80% of average daily net assets
--------------------------------------------------------------------------------
   Eagle Capital Appreciation Fund             0.75% of average daily net assets
--------------------------------------------------------------------------------
         Enhanced Dividend 30 Fund             0.65% of average daily net assets
--------------------------------------------------------------------------------
                   Value Plus Fund             0.75% of average daily net assets
--------------------------------------------------------------------------------
              Growth & Income Fund             0.80% of average daily net assets
--------------------------------------------------------------------------------
                     Balanced Fund             0.80% of average daily net assets
--------------------------------------------------------------------------------
                   High Yield Fund             0.50% of average daily net assets
--------------------------------------------------------------------------------
                    Core Bond Fund             0.55% of average daily net assets
--------------------------------------------------------------------------------
                 Money Market Fund             0.18% of average daily net assets
--------------------------------------------------------------------------------
             Conservative ETF Fund             0.40% of average daily net assets
--------------------------------------------------------------------------------
                 Moderate ETF Fund             0.40% of average daily net assets
--------------------------------------------------------------------------------
               Aggressive ETF Fund             0.40% of average daily net assets
--------------------------------------------------------------------------------
                 Enhanced ETF Fund             0.40% of average daily net assets
--------------------------------------------------------------------------------

* Out of the advisory fee, Touchstone Advisors pays the Sub-Advisor a fee for its services and pays Integrity Life Insurance Company, National Integrity Life Insurance Company (the "Integrity Companies") and certain other affiliates a shareholder servicing fee of up to .25% annually. In exchange for the shareholder servicing fee, these affiliates provide services including (but not limited to) prospectus, financial report and statement delivery; telephone and Internet services for contract owners; and recordkeeping and similar administrative services. If an ETF Fund's Net Expenses exceed .50%, the Integrity Companies will reduce the shareholder servicing fee by a corresponding amount and, to the extent necessary, reimburse Touchstone Advisors from their own assets.

A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements will be available in the Trust's June 30, 2006 Semiannual Report.

SUB-ADVISORS

The Sub-Advisors make the daily decisions regarding buying and selling specific securities for a Fund. Each Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies. The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in their managed Fund(s).

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SUB-ADVISOR TO THE BARON SMALL CAP FUND

--------------------------------------------------------------------------------
BAMCO, Inc. ("BAMCO")
767 Fifth Avenue, New York, NY 10153
--------------------------------------------------------------------------------

BAMCO has been a registered investment advisor since 1987 and has managed the Fund since November 1, 2000. Ronald Baron has primary responsibility for managing the Fund's portfolio and has managed the Fund since November 1, 2000. Mr. Baron is the founder, chief executive officer and chairman of BAMCO and Baron Capital Management, Inc., an affiliate of BAMCO. He is also the principal owner of Baron Capital Management, Inc. Mr. Baron has managed the Baron Asset Fund and Baron Growth Fund since their inception and has managed other accounts since 1975.

SUB-ADVISORS TO THE MID CAP GROWTH FUND

The Mid Cap Growth Fund's assets are allocated between two Sub-Advisors, each using a different management style. TCW uses a value approach and Westfield uses a growth approach.

--------------------------------------------------------------------------------
TCW Investment Management Company ("TCW")
865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017
--------------------------------------------------------------------------------

TCW has been a registered investment advisor since 1987 and has managed the portion of the Fund's assets allocated to TCS since May 2001. Nicholas F. Galluccio and Susan I. Suvall have joint and primary responsibility for the daily management of the Fund and have managed the Fund since May 2001. Mr. Galluccio is a Group Managing Director of TCW and has been with the firm since 1982. Ms. Suvall is a Managing Director of TCW and has been with the firm since 1985.

--------------------------------------------------------------------------------
Westfield Capital Management Company, LLC ("Westfield")
One Financial Center, Boston, MA 02111
--------------------------------------------------------------------------------

Westfield has been a registered investment advisor since 1989 and has managed the portion of the Fund's assets allocated to Westfield since the Fund's inception. The Fund is managed by the Westfield Investment Committee, which consists of four primary managers and security analysts. Industry sectors are divided among the committee members. William Muggia is the lead manager of the Fund. The four primary managers are listed below.

William A. Muggia, President and Chief Investment Officer, has primary responsibility for the daily management of the Fund's assets allocated to Westfield. Mr. Muggia has been at Westfield since 1994 and has managed the Fund since 1999. Arthur J. Bauernfeind, Chairman and Chief Executive Officer, has been at Westfield since 1990 and has managed the Fund since its inception. Ethan
J. Meyers, Senior Vice President, has been at Westfield since 1999 and has managed the Fund since 1999. Scott R. Emerman, Senior Security Analyst, has been at Westfield since 2002 and has managed the Fund since 2002. Mr. Emerman worked at Harbor Capital Management as a Vice President, Equity Research from 1997 until 2000.

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SUB-ADVISOR TO THE THIRD AVENUE VALUE FUND

--------------------------------------------------------------------------------
Third Avenue Management LLC ("TAM")
622 Third Avenue, New York, NY 10017
--------------------------------------------------------------------------------

TAM has been a registered investment advisor since 1986 and has managed the Fund since November 1, 2000. The Fund is co-managed by Curtis R. Jensen and Ian Lapey. Mr. Jensen is Co-Chief Investment Officer of TAM and a senior research analyst for the Fund. Mr. Jensen has managed the Fund since 2001 and also manages the Third Avenue Small-Cap Value Fund and TAM's private and institutional advisory accounts. He has worked at TAM since 1995. Mr. Lapey is a portfolio manager for TAM's sub-advised portfolios and a senior research analyst for the Third Avenue Funds. Mr. Lapey has managed the Fund since 2004 and has been employed by TAM and its predecessor since 2001 as a portfolio manager. Prior to joining TAM, Mr. Lapey was an equity research analyst with Credit Suisse First Boston from 1997 to 2001.

SUB-ADVISOR TO THE ENHANCED DIVIDEND 30 FUND AND THE ETF FUNDS

--------------------------------------------------------------------------------
Todd Investment Advisors, Inc. ("Todd")
101 South Fifth Street, Suite 3160, Louisville, KY 40202
--------------------------------------------------------------------------------

Todd has been a registered investment advisor since 1967 and has managed the Enhanced Dividend 30 Fund and ETF Funds since their inception.

ENHANCED DIVIDEND 30 FUND. John J. White, CFA, Portfolio Manager and Curtiss M. Scott, Jr., CFA, President and CEO co-manage the Fund. Mr. Scott has worked at Todd since 1996 and has over 25 years of experience as a large cap portfolio manager. Mr. White has worked at Todd since 2002 and has over 20 years of financial market experience. He worked as a Director of Equity Research and Investment Strategy at Wachovia Securities from 1994 until 2002.

ETF FUNDS. Todd is responsible for determining the asset allocation model for the investments held by each ETF Fund according to its investment goals and strategies. John J. White is the lead manager of the ETF Funds. He has 8 years of experience in creating and maintaining model portfolios. Mr. White is supported by Curtiss M. Scott, Jr.

Todd is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Todd as a Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Todd, to reduce the possibility of a conflict of interest situation.

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SUB-ADVISOR TO THE GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Deutsche Investment Management Americas Inc. ("DIMA")
345 Park Avenue, New York, NY 10154
--------------------------------------------------------------------------------

DIMA has been a registered investment advisor since 1940 and has managed the Fund since its inception. Tom Sassi is the lead manager and Steve Scrudato, CFA, is the secondary manager of the Fund. Mr. Sassi, Managing Director and Lead Portfolio Manager, has more than 30 years of investment experience and has managed the Fund since October 2001. He has been a portfolio manager since 1973 and joined DIMA's predecessor, Zurich Scudder Investments, Inc., in August 1996. Mr. Scrudato, Director and Co-Portfolio Manager, has more than 17 years of investment experience and has managed the Fund since July 2004. He joined Deutsche in 2000 and previously worked 11 years as a product specialist and client service executive at Dreyfus Investment Advisors.

SUB-ADVISOR TO THE BALANCED FUND

--------------------------------------------------------------------------------
Oppenheimer Capital LLC ("Oppenheimer")
1345 Avenue of the Americas, New York, NY 10105
--------------------------------------------------------------------------------

Oppenheimer has been a registered investment advisor since 1969 and has managed the Fund since June 2005. From 1997 until June 2005, OpCap Advisors LLC, a subsidiary of Oppenheimer, managed the Fund. Louis Goldstein has managed the equity portion of the Fund since June 2005 and also managed the equity portion of the Fund from 1999 until 2004. Mr. Goldstein joined Oppenheimer in 1991 and is a Managing Director. Matthew Greenwald has managed the fixed-income portion of the Fund since 1997. Mr. Greenwald joined Oppenheimer in 1989 and is a Senior Vice President.

SUB-ADVISOR TO THE EAGLE CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
Eagle Asset Management, Inc. ("Eagle")
880 Carillon Parkway, St. Petersburg, FL 33716
--------------------------------------------------------------------------------

Eagle has been a registered investment advisor since 1984 and has managed the Fund since November 1, 2003. Eagle and its team of co-portfolio managers, Richard Skeppstrom, II, E. Craig Dauer, John G. Jordan, III, CFA and Robert R. Marshall, have each managed the Fund since November 1, 2003 and have buy and sell authority based on sector. Mr. Skeppstrom joined Eagle in 2001 and is a Managing Director and Senior Vice President. From 1992 until 2001, he was a portfolio manager at Evergreen Investment Management Company. He has 16 years of investment experience and has been a portfolio manager since 1995. Mr. Dauer joined Eagle in 2001 and is a Vice President. From 2000 until 2001, he was a portfolio manager at Evergreen Investment Management Company. He has 12 years of investment experience and has been a portfolio manager since 1999. Mr. Jordan joined Eagle in 2001 and is a Vice President. From 2000 until 2001, he was a portfolio manager and analyst at Evergreen Investment Management Company. He has 15 years of investment experience and has been a portfolio manager since 1999. Mr. Marshall joined Eagle in 2002 and is a Vice President. From 1995 until 2002 he was an equity analyst at Wachovia Securities. He has 18 years of investment experience and has been a portfolio manager since 2002.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

80

---------------------
The Funds' Management
---------------------

SUB-ADVISOR TO THE VALUE PLUS FUND, HIGH YIELD FUND, CORE BOND FUND AND MONEY MARKET FUND

--------------------------------------------------------------------------------
Fort Washington Investment Advisors, Inc. ("Fort Washington")
303 Broadway, Suite 1200, Cincinnati, OH 45202
--------------------------------------------------------------------------------

Fort Washington has been a registered investment advisor since 1990 and has managed the Value Plus Fund, High Yield Fund, Core Bond Fund and the Money Market Fund since their inception.

VALUE PLUS FUND: John C. Holden, CFA, and Bradley A. Reed, CFA, are jointly and primarily responsible for managing the Fund. Mr. Holden joined Fort Washington in 1997 and is currently a Managing Director and Senior Portfolio Manager. Mr. Reed is an Assistant Portfolio Manager and a Senior Research Manager at Fort Washington. Mr. Reed joined Fort Washington in 1999 as a Research Manager and was a Management Associate with the Western & Southern Financial Group prior to joining Fort Washington. Mr. Holden has managed the Fund since 1998 and Mr. Reed has managed the Fund since 2004.

HIGH YIELD FUND: Brendan M. White, CFA, is primarily responsible for managing the Fund and has managed the Fund since its inception. Mr. White is a Managing Director and Senior Portfolio Manager and has worked at Fort Washington since 1993. He has over 15 years of fixed income management experience.

CORE BOND FUND: Timothy J. Policinski, CFA, is the primary manager and Daniel J. Carter, CFA, is the secondary manager of the Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington since 2001 and has managed the Fund since then. Mr. Policinski has over 20 years of fixed-income management experience. Daniel J. Carter, CFA, has been an Assistant Portfolio Manager of Fort Washington since 2000. Mr. Carter has managed the Fund since September 2001.

MONEY MARKET FUND: John J. Goetz, CFA, is the primary manager and Jay Devine is the secondary manager of the Fund. Each portfolio manager has managed the Fund since its inception. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since May 2000. From 1981 until 1999 he was employed by an investment advisor that was acquired by Fort Washington in 1999. Mr. Devine has worked at Fort Washington since 2000. He has been a Portfolio Manager at Fort Washington since 2001 and was a Money Market Analyst from July 2000 until September 2001.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                           ---------------------
                                                           The Funds' Management
                                                           ---------------------

Touchstone Advisors pays each Sub-Advisor a fee at an annual rate that is computed daily and paid monthly based on the Fund's average daily net assets. The fee paid to each Sub-Advisor by Touchstone Advisors during the Fund's most recent fiscal year is shown below:

--------------------------------------------------------------------------------
BARON SMALL CAP FUND
--------------------------------------------------------------------------------
      BAMCO                     0.80% of average daily net assets
--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------
      TCW                       0.50% of average daily net assets managed
      Westfield                 0.50% of average daily net assets managed
--------------------------------------------------------------------------------
THIRD AVENUE VALUE FUND
--------------------------------------------------------------------------------
      Third Avenue              0.50% of average daily net assets
--------------------------------------------------------------------------------
EAGLE CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
      Eagle                     0.40% of average daily net assets
--------------------------------------------------------------------------------
ENHANCED DIVIDEND 30 FUND
--------------------------------------------------------------------------------
      Todd                      0.25% of average daily net assets
--------------------------------------------------------------------------------
VALUE PLUS FUND
--------------------------------------------------------------------------------
      Fort Washington           0.45% of average daily net assets
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------
      DIMA                      0.50% of average daily net assets
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
      Oppenheimer               0.56% of average daily net assets
--------------------------------------------------------------------------------
HIGH YIELD FUND
--------------------------------------------------------------------------------
      Fort Washington           0.30% of average daily net assets
--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------
      Fort Washington           0.30% of average daily net assets
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
      Fort Washington           0.05% of average daily net assets
--------------------------------------------------------------------------------
CONSERVATIVE ETF FUND*
--------------------------------------------------------------------------------
      Todd                      0.10% of average daily net assets
--------------------------------------------------------------------------------
MODERATE ETF FUND*
--------------------------------------------------------------------------------
      Todd                      0.10% of average daily net assets
--------------------------------------------------------------------------------
AGGRESSIVE ETF FUND*
--------------------------------------------------------------------------------
      Todd                      0.10% of average daily net assets
--------------------------------------------------------------------------------
ENHANCED ETF FUND*
--------------------------------------------------------------------------------
      Todd                      0.10% of average daily net assets
--------------------------------------------------------------------------------

* Touchstone Advisor's affiliate, Integrity Life Insurance Company, has guaranteed that Todd will receive a minimum annual fee of $10,000 per ETF Fund.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

82

-------------------------
Investing With Touchstone
-------------------------

INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

CHOOSING THE APPROPRIATE FUNDS TO MATCH YOUR GOALS

Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. Your financial advisor can help you buy a variable annuity contract or variable life policy that would allow you to invest in the Funds you choose.

PURCHASING SHARES

You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. You should read this prospectus and the prospectus of the variable annuity contract or variable life policy carefully before you choose your investment options.

      o Investor Alert: The Trust reserves the right to refuse any purchase order that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

SHARE CLASSES

The Touchstone Money Market Fund offers two classes of shares, Service Class and Class I shares. Service Class shares have adopted a distribution plan under Rule 12b-1 of the 1940 Act. This plan allows the Fund to pay an annual fee of up to 0.25% of the average daily net assets of Service Class shares for the sale and distribution of shares. Because these fees are paid out of the Service Class shares' assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges. Service Class shareholders will receive certain additional services provided by broker-dealers.

DEALER COMPENSATION

Touchstone Securities, Inc. ("Touchstone"), the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

SELLING SHARES

To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Funds may suspend sales of shares or postpone payment dates when the New York Stock Exchange ("NYSE") is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                       -------------------------
                                                       Investing With Touchstone
                                                       -------------------------

When an ETF Fund sells shares, it sells shares of each of the underlying funds in the same percentage that it holds those shares as part of its portfolio of securities. Therefore, the relative percentage of an ETF Fund's composition of underlying funds is not affected by the sale.

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value ("NAV"), is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share by dividing the total value of its net assets by the number of its shares outstanding. Shares are purchased or sold at the NAV next determined after your purchase or sale order is received in proper form by Touchstone or its authorized agent.

The Funds' equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). The Funds may use pricing services to determine market value for investments. Some specific pricing strategies follow:

      o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.

      o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Funds, any foreign securities held by a Fund will be priced as follows:

      o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

      o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security might be valued based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.

      o Because portfolio securities that are primarily listed on non-U.S. exchanges may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when the separate accounts will not be able to buy or sell shares.

The value of the Funds' debt securities is determined as follows:

      o Securities that have available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers.

      o Securities that do not have available market prices are priced at their fair value using procedures approved by the Board of Trustees.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

84

-------------------------
Investing With Touchstone
-------------------------

The Funds may use fair value pricing under the following circumstances, among others:

      o If the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded.

      o If a security, such as a small cap or high yield security, is so thinly traded that reliable market quotations are unavailable.

      o If the exchange on which a portfolio security is principally traded closes early.

      o If trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds (such as the underlying funds for the ETF Funds), that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

The Money Market Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable net asset value per share. However, there is no assurance that the Fund will be able to do so.

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. In addition, there are specific risks that apply to small cap and high yield securities that may impact the Baron Small Cap Fund and the High Yield Fund. These include the risk that a high yield or small cap security may be so thinly traded that its price is stale, causing a fund that holds a large position of that security to be a target for market timers. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                       -------------------------
                                                       Investing With Touchstone
                                                       -------------------------

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. The Funds' exchange limits and excessive trading policies generally do not apply to purchases and redemptions of money market funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between money market funds and systematic purchases and redemptions.

The Trust expects the insurance company separate accounts that invest in the Funds to have in place policies and procedures reasonably designed to deter market timing in the separate accounts by contract or policy holders.

Separate accounts often establish omnibus accounts in the Funds for their customers in which transactions are placed. If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. However, some omnibus accounts submit daily aggregate purchase and redemption orders reflecting the trade orders of multiple unidentified investors. In these situations, the Fund cannot monitor trading activity by contract owners, policy holders or individual shareholders who may be engaged in market timing. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the underlying funds. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Funds and the contract and policy holders and other factors such as state insurance laws may limit a Fund's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund's difficulty in deterring such market timing activities.

The Funds apply these policies and procedures uniformly to all investors believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

86

-----------------------
Distributions and Taxes
-----------------------

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, other than the Touchstone Money Market Fund, will declare and pay dividends annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly.

Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually.

For more information about dividends and other distributions in connection with any investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

--------------------------------------------------------------------------------
o     You should consult with your tax advisor to address your own tax situation.
--------------------------------------------------------------------------------

TAX INFORMATION

Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts, which issue your variable annuity contract or variable life policy, as the owner of the Funds' shares, may be affected. Each Fund's distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

For more information about the tax consequences of an investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                            --------------------
                                                            Financial Highlights
                                                            --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees that are paid by the separate accounts through which shares of the Funds are sold. Inclusion of these fees would reduce the total return figures for all periods. The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

TOUCHSTONE BARON SMALL CAP FUND

                                                    FOR THE       FOR THE        FOR THE
                                                     YEAR          YEAR        SIX MONTHS
                                                     ENDED         ENDED          ENDED             FOR THE YEAR ENDED JUNE 30,
                                                   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   -------------------------------------
                                                      2005          2004          2003(a)         2003          2002          2001
  Selected data for a share outstanding:
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $18.47        $14.45         $12.40         $12.53        $12.90       $11.64
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                (0.21)        (0.18)         (0.09)         (0.16)        (0.13)       (0.03)
   Net realized and unrealized gain
      (loss) on investments                            1.63          4.20           2.14           0.03         (0.24)        1.51
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                 1.42          4.02           2.05          (0.13)        (0.37)        1.48
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO
      SHAREHOLDERS FROM:
   Net investment income                                 --            --             --             --            --        (0.22)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $19.89        $18.47         $14.45         $12.40        $12.53       $12.90
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           7.69%        27.82%         16.53%(b)      (1.04%)       (2.87%)      12.83%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                  $27,443       $23,336        $16,133        $11,926       $11,978       $6,698
Ratios to average net assets:
   Net expenses                                        1.54%         1.65%          1.65%(c)       1.62%         1.55%        1.55%
   Expenses before voluntary expense reimbursement       NA            NA             NA           2.44%         2.32%        3.10%
   Net investment loss                                (1.15%)       (1.24%)        (1.44%)(c)     (1.49%)       (1.33%)      (0.33%)
   Loss before voluntary expense reimbursement           NA            NA             NA          (2.32%)       (2.10%)      (1.88%)
Portfolio turnover                                       14%           23%            32%(c)         29%           91%         221%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)   Not annualized.
(c)   Annualized.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

88

--------------------
Financial Highlights
--------------------
TOUCHSTONE MID CAP GROWTH FUND

                                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                    2005          2004          2003          2002          2001
  Selected data for a share outstanding:
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                              $    20.89    $    19.64    $    13.45    $    18.14    $    20.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                                               (0.08)        (0.15)        (0.12)        (0.14)        (0.13)
   Net realized and unrealized gain (loss) on investments             3.28          2.48          6.47         (3.90)        (0.39)
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                             3.20          2.33          6.35         (4.04)        (0.52)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Realized capital gains                                            (6.46)        (1.08)        (0.16)        (0.65)        (1.56)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                    $    17.63    $    20.89    $    19.64    $    13.45    $    18.14
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         15.29%        12.06%        47.26%       (22.31%)       (2.62%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                                $   33,511    $   34,135    $   37,537    $   25,408    $   36,305
Ratios to average net assets:
   Net expenses                                                       1.15%         1.15%         1.15%         1.15%         1.15%
   Net investment loss                                               (0.50%)       (0.65%)       (0.74%)       (0.89%)       (0.72%)
Portfolio turnover                                                      70%          134%           88%           63%           85%
------------------------------------------------------------------------------------------------------------------------------------


TOUCHSTONE THIRD AVENUE VALUE FUND

                                              FOR THE         FOR THE           FOR THE
                                                YEAR            YEAR           SIX MONTHS
                                                ENDED           ENDED            ENDED            FOR THE YEAR ENDED JUNE 30,
                                             DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    ---------------------------------
                                                2005            2004             2003(a)         2003        2002        2001
  Selected data for a share outstanding:
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  23.51         $  18.71         $  14.65       $  16.08    $  16.79    $  13.97
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   0.11             0.05            (0.00)(b)       0.05        0.02        0.15
   Net realized and unrealized gain
      (loss) on investments                       3.98             4.80             4.06          (1.17)      (0.61)       4.31
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations            4.09             4.85             4.06          (1.12)      (0.59)       4.46
--------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                         (0.00)(b)        (0.05)              --          (0.09)      (0.12)      (0.40)
   Realized capital gains                        (0.71)              --               --          (0.22)         --       (1.24)
--------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions          (0.71)           (0.05)              --          (0.31)      (0.12)      (1.64)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  26.89         $  23.51         $  18.71       $  14.65    $  16.08    $  16.79
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     17.41%           25.93%           27.72%(c)      (6.78%)     (3.45%)     35.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $117,142         $ 92,920         $ 71,600       $ 50,499    $ 48,221    $ 35,066
Ratios to average net assets:
   Net expenses                                   1.05%            1.05%            1.05%(d)       1.10%       1.08%       1.15%
   Expenses before voluntary
      expense reimbursement                         NA               NA               NA           1.15%       1.08%       1.21%
   Net investment income (loss)                   0.48%            0.27%           (0.01%)(d)      0.41%       0.23%       1.15%
   Income before voluntary
      expense reimbursement                         NA               NA               NA           0.36%       0.23%       1.09%
Portfolio turnover                                  17%              30%              23%(d)         23%         23%        128%
--------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)   Less than $0.01 per share.
(c)   Not annualized.
(d)   Annualized.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                            --------------------
                                                            Financial Highlights
                                                            --------------------
TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

                                                FOR THE        FOR THE         FOR THE
                                                  YEAR           YEAR         SIX MONTHS
                                                  ENDED          ENDED           ENDED             FOR THE YEAR ENDED JUNE 30,
                                               DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   ---------------------------------------
                                                  2005          2004             2003(a)        2003          2002         2001
  Selected data for a share outstanding:
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 13.05        $ 11.46           $  9.83       $  9.85       $ 15.93      $ 30.25
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                     0.11           0.11              0.03         (0.01)        (0.04)       (0.10)
   Net realized and unrealized gain (loss)
      on investments                               (0.10)          1.60              1.61         (0.01)        (4.73)       (9.42)
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations           0.01           1.71              1.64         (0.02)        (4.77)       (9.52)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                           (0.01)         (0.12)            (0.01)           --            --           --
   Realized capital gains                             --             --                --            --         (1.31)       (4.80)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions            (0.01)         (0.12)            (0.01)           --         (1.31)       (4.80)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 13.05        $ 13.05           $ 11.46       $  9.83       $  9.85      $ 15.93
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        0.05%         14.89%            16.70%(b)     (0.16%)      (30.55%)     (37.42%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)               $29,461        $34,656           $33,897       $28,623       $20,309      $32,008
Ratios to average net assets:
   Net expenses                                     1.05%          1.05%             1.05%(c)      1.16%         1.15%        1.07%
   Expenses before voluntary expense
      reimbursement                                   NA             NA                NA          1.51%         1.17%        1.07%
   Net investment income (loss)                     0.75%          0.94%             0.52%(c)     (0.19%)       (0.33%)      (0.45%)
   Loss before voluntary expense reimbursement        NA             NA                NA         (0.54%)       (0.35%)      (0.45%)
Portfolio turnover                                    51%            40%              241%(c)        70%           31%          47%
------------------------------------------------------------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)   Not annualized.
(c)   Annualized.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------
                                                              2005          2004          2003          2002          2001
  Selected data for a share outstanding:
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $     9.16    $     8.90    $     6.81    $     8.93    $    10.18
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.20          0.19          0.09          0.10          0.09
   Net realized and unrealized gain (loss) on investments       (0.48)         0.26          2.09         (2.12)        (1.25)
-----------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                       (0.28)         0.45          2.18         (2.02)        (1.16)
-----------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           --         (0.19)        (0.09)        (0.10)        (0.09)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $     8.88    $     9.16    $     8.90    $     6.81    $     8.93
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    (3.06%)        5.08%        32.00%       (22.67%)      (11.45%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $   25,360    $   29,699    $   30,258    $    7,561    $   11,020
Ratios to average net assets:
   Net expenses                                                  0.75%         0.75%         0.75%         0.75%         0.75%
   Net investment income                                         2.23%         2.15%         1.57%         1.10%         0.90%
Portfolio turnover                                                 48%           60%          140%           27%            6%
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------
Touchstone Variable Series Trust
--------------------------------

90

--------------------
Financial Highlights
--------------------

TOUCHSTONE VALUE PLUS FUND

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------------------------
                                                              2005          2004          2003          2002          2001
Selected data for a share outstanding:
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $    10.62    $     9.68    $     7.53    $    10.40    $    10.61
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.09          0.08          0.08          0.05          0.04
   Net realized and unrealized gain (loss) on investments        0.14          0.94          2.15         (2.83)        (0.13)
-------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                        0.23          1.02          2.23         (2.78)        (0.09)
-------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           --         (0.08)        (0.08)        (0.09)           --
   Realized capital gains                                          --            --            --            --         (0.12)
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                            --         (0.08)        (0.08)        (0.09)        (0.12)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    10.85    $    10.62    $     9.68    $     7.53    $    10.40
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     2.17%        10.54%        29.72%       (26.65%)       (0.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $   17,654    $   19,543    $   19,561    $    5,144    $    7,175
Ratios to average net assets:
   Net expenses                                                  1.15%         1.15%         1.15%         1.15%         1.15%
   Net investment income                                         0.80%         0.76%         0.98%         0.59%         0.43%
Portfolio turnover                                                 48%           27%           97%           68%           50%
-------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE GROWTH & INCOME FUND

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------------------------
                                                              2005          2004          2003          2002          2001
  Selected data for a share outstanding:
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $    10.72    $     9.91    $     7.78    $     9.93    $    11.26
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.18          0.19          0.16          0.19          0.23
   Net realized and unrealized gain (loss) on investments        0.02          0.81          2.38         (1.67)        (0.82)
-------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                        0.20          1.00          2.54         (1.48)        (0.59)
-------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           --         (0.19)        (0.16)        (0.33)        (0.23)
   Realized capital gains                                       (0.57)           --         (0.25)        (0.34)        (0.51)
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                         (0.57)        (0.19)        (0.41)        (0.67)        (0.74)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    10.35    $    10.72    $     9.91    $     7.78    $     9.93
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     1.86%        10.10%        32.84%       (14.90%)       (5.28%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $   28,570    $   32,791    $   32,768    $   25,263    $   34,123
Ratios to average net assets:
   Net expenses                                                  0.85%         0.85%         0.85%         0.85%         0.85%
   Net investment income                                         1.66%         1.78%         1.85%         1.78%         1.13%
Portfolio turnover                                                 48%           43%           58%           69%          149%
-------------------------------------------------------------------------------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                            --------------------
                                                            Financial Highlights
                                                            --------------------

TOUCHSTONE BALANCED FUND

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------------------------
                                                              2005          2004          2003          2002      2001 (A)
  Selected data for a share outstanding:
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $    16.32    $    15.01    $    12.42    $    13.96    $    14.24
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.27          0.25          0.22          0.30          0.38(b)
   Net realized and unrealized gain (loss) on investments        0.80          1.20          2.46         (1.57)           --
-------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                           1.07          1.45          2.68         (1.27)         0.38
-------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                       (0.18)        (0.14)        (0.09)        (0.27)        (0.38)
   In excess of net investment income                              --            --            --            --         (0.07)
   Realized capital gains                                       (0.82)           --            --            --         (0.21)
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                         (1.00)        (0.14)        (0.09)        (0.27)        (0.66)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    16.39    $    16.32    $    15.01    $    12.42    $    13.96
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     6.61%         9.63%        21.57%        (9.09%)        2.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $   30,205    $   32,094    $   27,015    $   23,616    $   28,227
Ratios to average net assets:
   Net expenses                                                  0.90%         0.90%         0.90%         0.90%         0.90%
   Net investment income                                         1.57%         1.73%         1.86%         2.22%         2.69%
Portfolio turnover                                                 87%           66%           75%           86%           59%
-------------------------------------------------------------------------------------------------------------------------------

(a) The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001 was a decrease in net investment income of $.013, an increase in net realized and unrealized gains of $.013, and a decrease in the ratio of net investment income from 2.78% to 2.69%.
(b)   Calculated using average shares outstanding throughout the period.

TOUCHSTONE HIGH YIELD FUND

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------------------------
                                                              2005          2004          2003          2002          2001(A)
  Selected data for a share outstanding:
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $     8.26    $     8.12    $     7.13    $     7.47    $     7.73
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.61          0.64          0.72          0.58          0.78(b)
   Net realized and unrealized gain (loss) on investments       (0.34)         0.14          0.99         (0.37)        (0.25)
-------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                        0.27          0.78          1.71          0.21          0.53
-------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           --         (0.64)        (0.72)        (0.55)        (0.78)
   In excess of net investment income                              --            --            --            --         (0.01)
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                            --         (0.64)        (0.72)        (0.55)        (0.79)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $     8.53    $     8.26    $     8.12    $     7.13    $     7.47
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     3.27%         9.55%        23.99%         2.82%         6.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $   37,853    $   42,328    $   45,844    $   32,529    $   18,024
Ratios to average net assets:
   Net expenses                                                  0.80%         0.80%         0.74%(c)      0.80%         0.80%
   Net investment income                                         6.91%         7.30%         8.16%         9.72%         9.59%
Portfolio turnover                                                 69%           55%          101%           40%           25%
-------------------------------------------------------------------------------------------------------------------------------

(a) The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001 was a decrease in net investment income of $.014, an increase in net realized and unrealized gains of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%.
(b)   Calculated using average shares outstanding throughout the period.
(c) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

92

--------------------
Financial Highlights
--------------------

TOUCHSTONE CORE BOND FUND

                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------------------------
                                                                 2005          2004          2003          2002      2001 (A)
  Selected data for a share outstanding:
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $    10.11    $    10.19    $    10.23    $    10.38    $    10.25
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.40          0.38          0.40          0.40          0.60(b)
   Net realized and unrealized gain (loss) on investments       (0.23)        (0.04)        (0.04)         0.42          0.20
-------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                           0.17          0.34          0.36          0.82          0.80
-------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                                           --         (0.39)        (0.39)        (0.97)        (0.67)
   In excess of net investment income                              --         (0.03)        (0.01)           --            --
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                            --         (0.42)        (0.40)        (0.97)        (0.67)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $    10.28    $    10.11    $    10.19    $    10.23    $    10.38
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     1.68%         3.31%         3.49%         7.93%         7.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                           $   39,049    $   40,044    $   42,580    $   41,924    $   34,838
Ratios to average net assets:
   Net expenses                                                  0.75%         0.75%         0.75%         0.75%         0.75%
   Net investment income                                         3.76%         3.50%         3.62%         4.57%         5.59%
Portfolio turnover                                                149%          144%          287%          152%           92%
-------------------------------------------------------------------------------------------------------------------------------

(a) The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001 was a decrease in net investment income of $.013, an increase in net realized and unrealized gains of $.013, and a decrease in the ratio of net investment income from 5.72% to 5.59%.
(b)   Calculated using average shares outstanding throughout the period.

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                                                                                                    FOR THE
                                                                    FOR THE YEAR ENDED DECEMBER 31,ENDED             PERIOD
                                                           ----------------------------------------------------    DECEMBER 31,
                                                              2005          2004          2003          2002        2001 (A)
Selected data for a share outstanding:
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.03          0.01          0.01          0.02          0.02(b)
   Net realized and unrealized gain on investments                 --            --            --            --          0.00(c)
-------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                        0.03          0.01          0.01          0.02          0.02
-------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (0.03)        (0.01)        (0.01)        (0.02)        (0.02)
   Realized capital gains                                          --            --            --            --         (0.00)(c)
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                         (0.03)        (0.01)        (0.01)        (0.02)        (0.02)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     3.16%         1.35%         1.01%         1.58%         2.09%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                         $   42,614    $   38,188    $   73,278    $    9,482    $   10,300
Ratios to average net assets:
   Net expenses                                                  0.28%         0.28%         0.30%         0.60%         0.60%(e)
   Net investment income                                         3.13%         1.28%         0.91%         1.53%         2.95%(e)
-------------------------------------------------------------------------------------------------------------------------------

(a)   The Fund commenced operations on May 1, 2001.
(b)   Calculated using average shares outstanding throughout the period.
(c)   Less than $0.01 per share.
(d)   Not annualized.
(e)   Annualized.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                            --------------------
                                                            Financial Highlights
                                                            --------------------

TOUCHSTONE MONEY MARKET FUND - CLASS SC

                                                                FOR THE              FOR THE             FOR THE
                                                                 YEAR                YEAR                PERIOD
                                                                 ENDED               ENDED                ENDED
                                                               DECEMBER 31,       DECEMBER 31,          DECEMBER 31,
                                                                  2005                2004                 2003(a)
Selected data for a share outstanding:
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     1.00          $     1.00            $     1.00
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                             0.03                0.01                  0.00(b)
------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (0.03)              (0.01)                (0.00)(b)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $     1.00          $     1.00            $     1.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         2.90%               1.08%                 0.28%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                             $   37,342          $   25,727            $   27,883
Ratios to average net assets:
  Net expenses                                                       0.54%               0.54%                 0.53%(d)
  Net investment income                                              2.89%               1.06%                 0.63%(d)
------------------------------------------------------------------------------------------------------------------------

(a)   This Class commenced operations on July 15, 2003.
(b)   Less than $0.01 per share.
(c)   Not annualized.
(d)   Annualized.

                                                                CONSERVATIVE ETF FUND                  MODERATE ETF FUND
                                                               FOR THE         FOR THE              FOR THE          FOR THE
                                                                YEAR           PERIOD                YEAR             PERIOD
                                                                ENDED           ENDED                ENDED             ENDED
                                                             DECEMBER 31,     DECEMBER 31,          DECEMBER 31,     DECEMBER 31,
                                                                2005             2004(a)               2005            2004(a)
Selected data for a share outstanding:
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    10.38        $    10.00           $    10.69       $    10.00
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.16              0.14                 0.14             0.06
   Net realized and unrealized gain on investments                 0.19              0.38                 0.28             0.69
----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                             0.35              0.52                 0.42             0.75
----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             --             (0.14)                  --            (0.06)
   Realized capital gains                                         (0.01)               --                   --               --
----------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                           (0.01)            (0.14)                  --            (0.06)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    10.72        $    10.38           $    11.11       $    10.69
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       3.32%             5.22%(b)             3.93%            7.51%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                           $    8,098        $      620           $   19,137       $    2,288
Ratios to average net assets:
   Net expenses                                                    0.50%             0.50%(c)             0.50%            0.50%(c)
   Net investment income                                           3.01%             2.54%(c)             2.48%            3.91%(c)
Portfolio turnover                                                   19%               37%(c)               21%               0%(c)
----------------------------------------------------------------------------------------------------------------------------------

(a) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.
(b)   Not annualized.
(c)   Annualized.

--------------------------------
Touchstone Variable Series Trust
--------------------------------

94

--------------------
Financial Highlights
--------------------

                                                                 AGGRESSIVE ETF FUND                    ENHANCED ETF FUND
                                                               FOR THE        FOR THE              FOR THE         FOR THE
                                                                YEAR          PERIOD                YEAR           PERIOD
                                                                ENDED          ENDED               ENDED           ENDED
                                                              DECEMBER 31,   DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
                                                                2005           2004(a)              2005            2004(a)
Selected data for a share outstanding:
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    10.80      $    10.00           $    11.30      $    10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.13            0.06                 0.05            0.04
   Net realized and unrealized gain on investments                 0.37            0.80                 0.63            1.30
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                             0.50            0.86                 0.68            1.34
--------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             --           (0.06)                  --           (0.04)
   Realized capital gains                                            --              --                   --              --
--------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                              --           (0.06)                  --           (0.04)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    11.30      $    10.80           $    11.98      $    11.30
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       4.63%           8.62%(b)             6.02%          13.36%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                           $   14,845      $    3,999           $   26,864      $      904
Ratios to average net assets:
   Net expenses                                                    0.50%           0.50%(c)             0.50%           0.50%(c)
   Net investment income                                           1.80%           7.08%(c)             1.09%           1.06%(c)
Portfolio turnover                                                   38%              0%(c)               64%              0%(c)
--------------------------------------------------------------------------------------------------------------------------------

(a) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.
(b)   Not annualized.
(c)   Annualized.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                            --------------------
                                                            For More Information
                                                            --------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Funds' Financial Reports provide additional information about the Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the financial reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                            Touchstone Service Center
                                  400 Broadway
                             Cincinnati, Ohio 45202
                                  800.669.2796

The SAI and financial reports are also available on our website at touchstoneinvestments.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's Internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-2000, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-8416

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                        TOUCHSTONE VARIABLE SERIES TRUST

                         Touchstone Baron Small Cap Fund
                         Touchstone Mid Cap Growth Fund
                       Touchstone Third Avenue Value Fund
                   Touchstone Eagle Capital Appreciation Fund
                      Touchstone Enhanced Dividend 30 Fund
                           Touchstone Value Plus Fund
                         Touchstone Growth & Income Fund
                            Touchstone Balanced Fund
                           Touchstone High Yield Fund
                            Touchstone Core Bond Fund
                          Touchstone Money Market Fund
                        Touchstone Conservative ETF Fund
                          Touchstone Moderate ETF Fund
                         Touchstone Aggressive ETF Fund
                          Touchstone Enhanced ETF Fund

                       Statement of Additional Information
                                   May 1, 2006

      This Statement of Additional Information ("SAI") is not a Prospectus, but relates to the Prospectus dated May 1, 2006 for Touchstone Variable Series Trust (the "Trust").

      The Trust's financial statements are contained in its Annual and Semiannual Reports, which are incorporated by reference into this SAI.

      You can get a free copy of the Trust's Prospectus or most recent Annual and Semiannual Reports, request other information and discuss your questions about the Funds by contacting your financial advisor or Touchstone at:

                   Touchstone Variable Annuity Service Center
                                 Mail Station 74
                                  400 Broadway
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (Press 2)
                      http://www.touchstoneinvestments.com

You can also get copies of the Trust's Prospectus and other reports at the Public Reference Room of the Securities and Exchange Commission ("SEC") or from the EDGAR database of the SEC's website at http://www.sec.gov

                                TABLE OF CONTENTS

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                                                                            PAGE
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The Trust and the Funds                                                       3
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Description of the Funds and Their Investments and Risks                      5
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Investment Restrictions                                                      50
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Code of Ethics                                                               56
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Proxy Voting Procedures                                                      57
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Management of the Trust                                                      64
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Investment Advisory and Other Services                                       72
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Portfolio Managers                                                           78
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The Distributor                                                              91
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Distribution Plan                                                            92
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Portfolio Turnover                                                           93
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Disclosure of Portfolio Holdings                                             93
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Additional Service Providers                                                 94
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Brokerage Allocation and Other Practices                                     96
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Purchase, Redemption and Pricing of Shares                                  100
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Taxation of the Funds                                                       102
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Performance Information                                                     106
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Financial Statements                                                        109
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Appendix                                                                    110
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                                       2

                             THE TRUST AND THE FUNDS

The Trust is composed of fifteen funds that are included in this SAI; the Baron Small Cap Fund, Mid Cap Growth Fund (formerly the Emerging Growth Fund, Third Avenue Value Fund, Eagle Capital Appreciation Fund (formerly the Large Cap Growth Fund), Enhanced Dividend 30 Fund (formerly the Enhanced 30 Fund), Value Plus Fund, Growth & Income Fund, Balanced Fund, High Yield Fund, Core Bond Fund, Money Market Fund, Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Balanced ETF Fund (each, a "Fund" and collectively, the "Funds"). Each Fund (except the Third Avenue Value Fund and the Enhanced Dividend 30 Fund) is an open-end, diversified, management investment company. The Third Avenue Value Fund and the Enhanced Dividend 30 Fund are each an open-end, non-diversified, management investment company. The Trust was formed as a Massachusetts business trust on February 7, 1994.

Touchstone Advisors, Inc. (the "Advisor") is the investment advisor of each Fund. The specific investments of each Fund are managed on a daily basis by their respective portfolio advisers (individually, a "Sub-Advisor," collectively, the "Sub-Advisors").

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund having multiple classes shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

On April 28, 2003, certain Funds of the Trust (each an "Acquiring Fund") were reorganized by acquiring a similar series of The Legends Fund, Inc. (each an "Acquired Fund") as listed below. Each Acquired Fund liquidated by transferring substantially all of its assets to the corresponding Acquiring Fund.

ACQUIRING FUND                ACQUIRED FUND              ACCOUNTING SURVIVOR

Eagle Capital Appreciation    Harris Bretall Sullivan    Harris Bretall
Fund                          & Smith Equity Growth      Sullivan & Smith
                              Portfolio                  Equity Growth
                                                         Portfolio

Eagle Capital Appreciation    Touchstone Growth/Value    Harris Bretall
Fund                          Fund                       Sullivan & Smith
                                                         Equity Growth
                                                         Portfolio

Small Cap Value Fund          Third Avenue Value         Third Avenue Value
                              Portfolio                  Portfolio

Money Market Fund - Class I   Touchstone Standby         Money Market Fund
                              Income Fund                Class I

Value Plus Fund               Gabelli Large Cap Value    Value Plus Fund
                              Portfolio

Touchstone Baron Small Cap    Legends Baron Small Cap    Legends Baron Small
Fund                          Fund                       Cap Fund

On December 12, 2003, the Enhanced 30 Fund acquired each series of Separate Account 10 of Integrity Life Insurance Company, changed from a diversified to a non-diversified fund and changed its name to "Touchstone Enhanced Dividend 30 Fund."

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Service Class and Class I shares of the Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (vi) each class offers different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Prospectus provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed on the cover. This SAI, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT GOALS

The investment goals of each Fund are described in the Prospectus. There can be no assurance that any Fund will achieve its investment goals.

INVESTMENT STRATEGIES AND RISKS (ALL FUNDS EXCEPT ETF FUNDS)

The following provides additional information about the investments of each Fund except the Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Enhanced ETF Fund (the "ETF Funds"). Information about the investments of the ETF Funds is in the section, "Investments by the ETF Funds."

FIXED-INCOME AND OTHER DEBT INSTRUMENT SECURITIES

Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates that will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally will increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by Standard & Poor's Rating Service ("S&P") and Moody's Investors Service, Inc. ("Moody's"), are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Sub-Advisor also will make its own evaluation of these securities. Among the factors that will be considered is the long-term ability of the issuers to pay principal and interest and general economic trends.

Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a description of commercial paper ratings, see the Appendix.

SECTION 4(2) PAPER

Commercial paper issues which include securities issued by major corporations without registration under the Securities Act of 1933 Act (the "1933 Act") in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act, and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must also be made through an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described under "Illiquid Securities" below. The Funds' percentage limitations on investments in illiquid securities include Section 4(2) paper other than
Section 4(2) paper that the Sub-Advisor has determined to be liquid pursuant to guidelines established by the Fund's Board of Trustees. The Board has delegated to the Sub-Advisors the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Board that require the Sub-Advisors to take into account the same factors described under "Illiquid Securities" below for other restricted securities and require the Sub-Advisors to perform the same monitoring and reporting functions.

MEDIUM AND LOWER RATED AND UNRATED SECURITIES

Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures approved by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

In considering investments for the Fund, the Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

The High Yield Fund invests primarily in non-investment grade debt securities. The Core Bond Fund, the Growth & Income Fund and the Balanced Fund may also invest in non-investment grade debt securities.

The Third Avenue Value Fund may invest up to 35% of its total assets in corporate debt, including lower-rated debt securities. Third Avenue Value Fund may also purchase or retain debt obligations of issuers not currently paying interest or in default (i.e., with a rating from Moody's of C or lower or S&P's of C1 or lower). In addition, the Fund may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Sub-Advisor, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.

The Baron Small Cap Fund may invest up to 20% of its total assets in debt securities that are rated in the medium rating category or lowest rating category by S&P and Moody's. The Fund will rely on the Sub-Advisor's judgment, analysis and experience in evaluating debt securities. The Sub-Advisor believes that the difference between perceived risk and actual risk creates the opportunity for profit that can be realized through thorough analysis. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than can be timely reflected in changes in credit ratings, the Sub-Advisor monitors the issuers of corporate debt securities held in the Fund's portfolio. The credit ratings assigned by a rating agency to a security are not considered by the Sub-Advisor in selecting a security. The Sub-Advisor examines the intrinsic value of a security in light of market conditions and the underlying fundamental values. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objective when investing in such securities is dependent on the credit analysis of the Sub-Advisor. The Sub-Advisor could be wrong in its analysis. If the Fund purchased primarily higher rated debt securities, risks would be substantially reduced.

ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities, which are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities, which have not been registered under the 1933 Act, are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

Each Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

RELATED INVESTMENT POLICIES

No Fund may invest more than 15% of its net assets in securities that are illiquid or otherwise not readily marketable. The Money Market Fund and the Eagle Capital Appreciation Fund may not invest more than 10% of its net assets in such securities. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless it would not be in the best interests of shareholders to do so.

Each Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Fund's 15% (10% in the case of the Money Market Fund and the Eagle Capital Appreciation
Fund) limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could be increased and the Fund could be adversely affected.

No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

FOREIGN SECURITIES

Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

The Baron Small Cap Fund and the Third Avenue Value Fund may invest up to 10% and 25%, respectively, of total assets at the time of purchase in the securities of foreign issuers, including Emerging Market Securities.

EMERGING MARKET SECURITIES

Emerging Market Securities are securities that are issued by a company that (i) is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States, (ii) has its principal trading market for its stock in an emerging market country, or (iii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries.

The following Funds may invest in Emerging Market Securities:

            Third Avenue Value - up to 25% of total assets, Baron Small Cap Fund - up to 10% of total assets, Mid Cap Growth Fund - up to 10% of total assets, Balanced Fund - up to 15% of total assets, and High Yield Fund - up to 10% of total assets
            Core Bond Fund - up to 10% of total assets.

Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

CURRENCY EXCHANGE RATES

A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

OPTIONS

The Baron Small Cap Fund will attempt to limit losses from all options transactions to 5% of its average net assets per year, or cease options transactions until in compliance with the 5% limitation, but there can be no absolute assurance of adherence to these limits.

OPTIONS ON SECURITIES

The respective Funds may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

Each Fund has adopted certain other nonfundamental policies concerning option transactions that are discussed below.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Sub-Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Board of Trustees.

RELATED INVESTMENT POLICIES

Each Fund that invests in equity securities may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

OPTIONS ON SECURITIES INDEXES

Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Sub-Advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase such options unless the Advisor and the respective Fund Sub-Advisor each believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

RELATED INVESTMENT POLICIES

Each Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

OPTIONS ON FOREIGN CURRENCIES

Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates; it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire, unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Certain Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

Certain Funds also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

RELATED INVESTMENT POLICIES

Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Sub-Advisor anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund were unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS

Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts in the manner set forth in the Prospectus may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movements of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The successful use of such instruments draws upon the Sub-Advisor's skill and experience with respect to such instruments and usually depends on the Sub-Advisor's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS

A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts that are based on bonds issued by entities other than the U.S. Government.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

When a Fund enters into a futures contract for any purpose, the Fund will establish a segregated account with the Fund's custodian to collateralize or "cover" the Fund's obligation consisting of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Sub-Advisor may still not result in a successful transaction.

In addition, futures contracts entail risks. Although each applicable Sub-Advisor believes that use of such contracts will benefit the respective Fund, if the Sub-Advisor's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

Each Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

FUTURES CONTRACTS AND RELATED OPTIONS

Each Fund may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the agreement of the Fund Sub-Advisor that such contracts are necessary or appropriate in the management of the Fund's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

No Fund will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Fund will buy futures or write puts whose underlying value exceeds 25% of its total assets, and no Fund will buy calls with a value exceeding 5% of its total assets.

Each Fund, except the Third Avenue Value Fund and the Baron Small Cap Fund, will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

A Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Fund Sub-Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments.

The Money Market Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

LENDING OF FUND SECURITIES

By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

Each Fund may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% (except for the Eagle Capital Appreciation Fund, Third Avenue Value Fund and Baron Small Cap
Fund) of a Fund's assets taken at value. A Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities. The cash or instruments collateralizing a Fund's loans of securities will be maintained at all times in a segregated account with the Fund's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Fund is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

It is the present intention of the Eagle Capital Appreciation Fund to limit the amount of loans of portfolio securities to no more than 25% of the Fund's net assets. The Third Avenue Value Fund and the Baron Small Cap Fund intend to limit the amount of loans of portfolio securities to not more than 10% and 25% of total assets, respectively.

BORROWING

Each Fund may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. In addition, the Core Bond Fund may enter into dollar roll transactions and each Fund, except the Third Avenue Value Fund, may enter into reverse repurchase agreements that are treated as borrowing by the Fund. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. If at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing or enter into a reverse repurchase agreement or dollar roll transaction that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

As a matter of current operating policy, and except for the use of reverse repurchase agreements and dollar rolls, the Core Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, for temporary or emergency purposes. The Fund will not purchase any security while outstanding borrowings, other than reverse repurchase agreements and dollar rolls, exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. See also "Investment Restrictions."

DERIVATIVES

The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Sub-Advisor will use derivatives only in circumstances where the Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Funds may use and some of their associated risks is found below.

ADRS, ADSS, EDRS, CDRS AND GDRS

ADRs and ADSs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs") and Global Depository Receipts ("GDRs"), may also be purchased by the Funds. EDRs, GDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. All Funds except the Third Avenue Value Fund may invest in ADRs, ADSs, EDRs, CDRs and GDRs. The Third Avenue Value Fund may only invest in ADRs and ADSs.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MUNICIPAL SECURITIES

The Money Market Fund and the Core Bond Fund may invest in taxable and tax-exempt municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MORTGAGE-RELATED SECURITIES

Each Fund may invest in mortgage-related securities. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security.

Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

Stripped mortgage-related securities are either issued and guaranteed, or privately-issued but collateralized by securities issued by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. The Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See "Mortgage-Related Securities" above. In addition, the yields on stripped mortgage- related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage-related securities are currently traded in an over-the-counter market maintained by several large investment-banking firms. There can be no assurance that the Fund will be able to effect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, the Funds will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the investment restriction limiting a Fund's investment in illiquid instruments to not more than 15% (or 10% for the Money Market Fund and the Eagle Capital Appreciation Fund) of the value of its net assets will apply. The Baron Small Cap Fund may not invest more than 5% of its net assets in mortgage-related securities, including stripped mortgage-related securities.

ZERO COUPON SECURITIES

Zero coupon corporate or U.S. Government securities and step-coupon securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Pay-in-kind securities pay interest through the issuance of additional securities. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than securities that make regular payments of interest. The secondary market value of corporate debt securities structured as zero coupon securities or payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities that pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.

A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

INFLATION-INDEXED BONDS

The Core Bond Fund may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five or ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semiannually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables - see "Trade Claims") or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at the time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The Baron Small Cap Fund from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Fund purchases a participation interest it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Sub-Advisor considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Sub-Advisor believes that the difference between perceived risk and actual risk creates the opportunity for profit that can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund may invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of its total assets in trade and other claims.

These instruments will be considered illiquid securities and so will be limited, along with a Fund's other illiquid securities, to not more than 15% of the Fund's net assets.

TRADE CLAIMS

The Third Avenue Value Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. For purchasers such as the Fund, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid instruments that generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

SWAP AGREEMENTS

To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.

CUSTODIAL RECEIPTS

Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited were determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

To secure prices deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. The Baron Small Cap Fund will limit its investments in when-issued securities to 5% of its total assets.

VARIABLE RATE DEMAND INSTRUMENTS

Certain Funds may purchase variable rate demand instruments. Variable rate demand instruments that the Funds will purchase are variable amount master demand notes that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon LIBOR or other prevailing interest rates as provided in the respective instruments. A security is priced at a coupon rate that causes its value to approximate par. Each Fund may only purchase variable rate demand instruments which have received a short-term rating meeting that Fund's quality standards from an NRSRO or unrated variable rate demand instruments determined by the Sub-Advisor to be of comparable quality. If such an instrument does not have a demand feature exercisable by a Fund in the event of default in the payment of principal or interest on the underlying securities, then the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO. The Sub-Advisor may determine that an unrated variable rate demand instrument meets a Fund's quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever deemed to not meet a Fund's quality standards, such Fund either will sell it in the market or exercise the demand feature as soon as practicable.

Each of the Core Bond Fund and High Yield Fund will not invest more than 15% of its net assets in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities. The Funds intend to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to a Fund in order to make redemptions of its shares, or (3) to maintain the quality standards of a Fund's investment portfolio.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities. Each Fund may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. A Fund may enter into repurchase agreements with respect to U.S. Government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Sub-Advisor reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. In entering into a repurchase agreement, a Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

The Funds, except the Third Avenue Value Fund, may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements are considered to be borrowings by a Fund for purposes of the limitations described in "Investment Restrictions" below. Also see "Borrowings" below.

COVERED DOLLAR ROLLS

The Core Bond Fund may enter into dollar rolls (also referred to as forward roll transactions) in which the Fund sells mortgage-based or other fixed-income securities and simultaneously commits to repurchase substantially similar, but not identical, securities on a specified future date. In a simple dollar roll transaction, the cash proceeds from this sale will be reinvested in high quality, short-term instruments, the maturity of which will coincide with the settlement date of the roll transaction. A strategy may also be used with respect to the dollar roll, where a series of 6-12 consecutive dollar roll transactions (approximately 30 days per transaction) are executed. This allows the Fund to purchase a slightly longer duration security with the cash proceeds from the sale and capitalize on potentially higher available yields. The additional duration from this strategy would be minimal. The Fund will not use such transactions for leveraging purposes and, accordingly, at the time the Fund enters into a dollar roll, it will set aside permissible liquid assets in a segregated custodial account to secure its obligation for the forward commitment to buy the securities. The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. The segregated assets effectively collateralize the Fund's right to receive the securities at the end of the roll period, and also serve to minimize the leveraging effect of the transaction.

In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest, including prepayments, paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

Dollar roll transactions are considered to be borrowings by the Fund and the use of such transactions will be subject to the Fund's investment limitations on borrowings. See "Borrowing" and "Investment Restrictions."

The risks associated with dollar rolls are market risk, since the price of the securities could drop lower than the agreed upon repurchase price during the roll period, or the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held; and credit risk, since the counterpart to the transaction could fail to deliver the securities. If the counter party to which the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted. Finally, there can be no assurance that Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

TEMPORARY INVESTMENTS

For temporary defensive purposes during periods when the Sub-Advisor of a Fund believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

In addition, for the same purposes, each Fund may also hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

INITIAL PUBLIC OFFERINGS (IPOS)

An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Funds' investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product. The Third Avenue Value Fund intends to invest occasionally in the common stock of selected "unseasoned" companies.

CONVERTIBLE SECURITIES

Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities.

While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

REAL ESTATE INVESTMENT TRUSTS

The Third Avenue Value Fund, the Baron Small Cap Fund and the Growth & Income Fund may invest in the equity securities of real estate investment trusts ("REITs"), which can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

The Growth & Income Fund may invest up to 5% of its total assets in SPDRs. The Eagle Capital Appreciation Fund may also invest in SPDRs. SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.

OTHER INVESTMENT COMPANIES

The Funds reserve the right to invest in the securities of other investment companies including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iSharesSM (formerly called World Equity Benchmark Shares or "WEBS"), S&P's Depository Receipts ("SPDRs"), business development companies and small business investment companies. A Fund may not invest more than 5% of its total assets in the securities of any one investment company. A Fund will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by such Fund.

The Advisor has received an exemptive order from the SEC that permits each Fund (except the Money Market Fund) to invest its univested cash or cash collateral in one or more affiliated money market funds. Each Fund (except the Money Market
Fund) may invest up to 25% of its assets in affiliated money market funds, subject to that Fund's investment limitations.

SHORT SALES

The Third Avenue Value Fund and the Baron Small Cap Fund may engage in short sales. When a Fund makes a short sale, it sells a security it does not own in anticipation of a decline in market price. The proceeds from the sale are retained by the broker until the Fund replaces the borrowed security. To deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the security. The Fund may, but will not necessarily, receive interest on such proceeds. The Fund must pay to the broker any dividends or interest payable on the security until it replaces the security.

The Fund's obligation to replace the security borrowed will be secured by collateral deposited with the broker, consisting of cash or U.S. Government securities or other securities acceptable to the broker. In addition, the Fund will be required to deposit cash or U.S. Government securities as collateral in a segregated account with its custodian in an amount such that the value of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The Fund will receive the interest accruing on any U.S. Government securities held as collateral in the segregated account with the custodian. The deposits do not necessarily limit the Fund's potential loss on a short sale, which may exceed the entire amount of the collateral deposits.

If the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a capital gain. Any realized capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend, or interest which the Fund may have to pay in connection with such short sale.

The Third Avenue Value Fund and the Baron Small Cap Fund may enter into short sales against the box. A short sale is against the box when, at all times during which a short position is open, the Fund owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

ASSET-BACKED SECURITIES

The Third Avenue Value Fund and the Balanced Fund may also invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described below. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.

OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES

The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS

The Third Avenue Value Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Fund will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

Floating rate securities pay interest according to a coupon that is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

The Third Avenue Value Fund does not intend to invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

ASSET COVERAGE

To assure that a Fund's use of futures and related options, as well as when-issued and delayed- delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the Trust's custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

WARRANTS AND RIGHTS

Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Baron Small Cap Fund and the Eagle Capital Appreciation Fund may purchase warrants and rights, provided that neither Fund presently intends to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

INVESTMENT IN EQUITY AND DEBT SECURITIES BY THE THIRD AVENUE VALUE FUND

In selecting common stocks for the Third Avenue Value Fund, the Sub-Advisor generally seeks companies that exhibit the following characteristics:

o A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service(1) consumes a small part of such companies' cash flow.

----------
(1) "Debt service" means the current annual required payment of interest and principal to creditors.

o Responsible management and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

o Availability of comprehensive and meaningful financial and related information. A key disclosure is audited financial statements and information which the Sub-Advisor believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.

o Availability of the security at a market price which the Sub-Advisor believes is at a substantial discount to the Sub-Advisor's estimate of what the issuer is worth as a private company or as a takeover or merger and acquisition candidate.

In selecting preferred stocks, the Sub-Advisor will use its selection criteria for either common stocks or debt securities, depending on the Sub-Advisor's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation, which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

The Third Avenue Value Fund intends its investment in debt securities to be, for the most part, in securities which the Sub-Advisor believes will provide above-average current yields, yields to events, or yields to maturity. In selecting debt instruments for the Fund, the Sub-Advisor requires the following characteristics:

o     Strong covenant protection, and

o Yield to maturity at least 500 basis points above that of a comparable credit.

In acquiring debt securities for the Fund, the Sub-Advisor generally will look for covenants that protect holders of the debt issue from possible adverse future events such as, for example, the addition of new debt senior to the issue under consideration. Also, the Sub-Advisor will seek to analyze the potential impacts of possible extraordinary events such as corporate restructurings, refinancings, or acquisitions. The Sub-Advisor will also use its best judgment as to the most favorable range of maturities. In general, Third Avenue Value Fund will acquire debt issues that have a senior position in an issuer's capitalization and will avoid "mezzanine" issues such as non-convertible subordinated debentures. See also "Fixed-Income and Other Debt Investment Securities."

INVESTMENTS BY THE ETF FUNDS

Each ETF Fund seeks to achieve its investment goal by investing substantially all of its assets in a select group of exchange traded funds (ETFs) of the iShares(R) Trust* representing a different combinations of stocks, bonds, and cash investments and reflecting varying degrees of potential investment risk and reward. Each ETF Fund may also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.


THE ETF FUNDS ARE INVESTED IN THE FOLLOWING UNDERLYING FUNDS AT THE PERCENTAGES
INDICATED:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Conservative    Moderate ETF  Aggressive ETF  Enhanced ETF
Underlying Funds                                                           ETF Fund          Fund           Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
iShares(R) Trust: iShares Lehman 1-3 Treasury Bond Fund                         5%           --              --             --
iShares(R) Trust: iShares Lehman Aggregate Bond Fund                           54%           39%             20%             3%
iShares(R) Trust: iShares MSCI EAFE Index Fund                                  6%            9%             12%            22%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                       2%            3%              4%            22%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                      2%            3%              4%            22%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                     1%            2%              3%             3%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                    1%            1%              1%            22%
iShares(R) Trust: iShares S&P 500 Value Index Fund                             15%           23%             31%             3%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                            10%           14%             19%             3%
iShares(R) Trust: iShares S&P 500 Index Fund                                    4%            6%              6%            --
------------------------------------------------------------------------------------------------------------------------------------

*iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). BGI's only relationship to the Trust and its affiliates is the licensing of certain trademarks and trade names of BGI. The ETF Funds are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the ETF Funds or any member of the public regarding the advisability of investing in the ETF Funds or the iShares Funds. BGI has no obligation or liability in connection with the operation, marketing, or trading of the ETF Funds.

As a result of market gains or losses, the percentage of an ETF Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Sub-Advisor will rebalance an ETF Fund's assets annually (or semiannually for the Enhanced ETF Fund) in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors. At that time the Sub-Advisor will review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, the Sub-Advisor will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

The following information directly relates to the investment policies, techniques, and risks of the underlying funds. It provides information about the types of securities in which one or more of the ETF Funds may invest through their investment in the underlying funds. However, the information in "Money Market Instruments" and "Repurchase Agreements" also applies generally to direct investments that may be made by the ETF Funds.

ETF FUNDS - GENERALLY

The investment objective of each underlying fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index representing a segment of the U.S. bond market (in the case of the underlying bond funds) or representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries (in the case of the underlying equity funds). Each underlying fund is managed by Barclays Global Fund Advisors ("BGFA"), a subsidiary of BGI.

Shares of each underlying fund are listed on the AMEX, the NYSE, or the CBOE and trade throughout the day on these listing exchanges and other secondary markets. There can be no assurance that the requirements of a listing exchange necessary to maintain the listing of shares of any underlying fund will continue to be met. A listing exchange may, but is not required to, remove the shares of an underlying fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of an underlying fund, there are fewer than 50 beneficial owners of the shares of an underlying fund for 30 or more consecutive trading days; (ii) the value of the underlying index on which such underlying fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the listing exchange, makes further dealings on the listing exchange inadvisable. A listing exchange will remove the shares of an underlying fund from listing and trading upon termination of such underlying fund. As in the case of other publicly traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels. The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable underlying fund.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN AGGREGATE BOND FUND.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES

The iShares Lehman Aggregate Bond Fund may invest in asset-backed and commercial mortgaged-backed securities (though it currently does not intend to do so). Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

BONDS

Each underlying fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

CURRENCY TRANSACTIONS

No underlying fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the underlying fund's assets that are denominated in a foreign currency. An underlying fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an underlying fund's return with the performance of the underlying index and may lower the underlying fund's return. The underlying fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each underlying fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DIVERSIFICATION STATUS

Each underlying fund, except the iShares MSCI EAFE Index Fund, is diversified for purposes of the federal securities laws. With respect to 75% of an underlying fund's total assets, a diversified underlying fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the underlying fund's total assets may be invested in any manner.

A "non-diversified" classification means that an underlying fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the underlying index of such an underlying fund and, consequently, the underlying fund's investment portfolio. This may adversely affect the underlying fund's performance or subject the underlying fund's shares to greater price volatility than that experienced by more diversified investment companies.

In addition, both diversified and non-diversified underlying funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such underlying fund. The securities of issuers in particular industries may dominate the underlying index of such an underlying fund and consequently the underlying fund's investment portfolio. This may adversely affect its performance or subject the underlying fund's shares to greater price volatility than that experienced by less concentrated investment companies.

Each underlying fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, and to relieve the underlying fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain underlying funds and makes it less likely that such underlying funds will meet their investment objectives.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

FOREIGN SECURITIES

Each underlying fund may purchase publicly traded common stocks of foreign corporations. Each underlying fund's investment in common stock of foreign corporations may also be in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

FUTURES AND OPTIONS

Each underlying fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective underlying index, to facilitate trading or to reduce transaction costs. Each underlying fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No underlying fund will use futures or options for speculative purposes. Each underlying fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each underlying fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, each underlying fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each underlying fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each underlying fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each underlying fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each underlying fund. The potential for loss related to writing options is unlimited.

Each underlying fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, an underlying fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to each underlying fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each underlying fund may elect to close the position by taking an opposite position, which will operate to terminate the underlying fund's existing position in the contract.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

ILLIQUID SECURITIES

Each underlying fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

INVESTMENT COMPANIES, REITS

Each underlying fund may invest in the securities of other investment companies (including money market funds) and (except with respect to the iShares Lehman 1-3 Treasury Bond Fund and iShares Lehman Aggregate Bond Fund) real estate investment trusts to the extent allowed by law. Under the 1940 Act, an underlying fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the underlying fund's total assets with respect to any one investment company and (iii) 10% of the underlying fund's total assets with respect to investment companies in the aggregate. Each underlying fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with such underlying fund. No underlying fund will invest more than 10% of its total assets in investment companies or other pooled investment vehicles.

LENDING PORTFOLIO SECURITIES

Pursuant to guidelines approved by the underlying fund's Board, each underlying fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the U.S., organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the underlying fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the underlying fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the underlying funds' securities lending agent considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution.

An underlying fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the underlying fund. In connection with lending securities, an underlying fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, an underlying fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the applicable underlying fund if a material event affecting the investment is to occur. An underlying fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent.

BGI acts as securities lending agent for the underlying funds, subject to the overall supervision of BGFA. Pursuant to an exemptive order granted by the SEC, BGI is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. The underlying funds have also obtained permission from the SEC (via exemptive order) to lend portfolio securities to certain affiliated borrowers, subject to a number of conditions.

MONEY MARKET INSTRUMENTS

Each ETF Fund or underlying fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the ETF Funds or underlying fund may invest include: (i) short-term obligations issued by the U.S. Government;
(ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and
(iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. BGFA received an exemptive order from the SEC that permits the funds it manages, including the underlying funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the underlying funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN AGGREGATE BOND FUND.

MORTGAGE PASS-THROUGH SECURITIES

A significant portion of the Lehman Brothers U.S. Aggregate Index (the "Lehman Aggregate Index") (recently, about 33%) represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the Lehman Aggregate Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The term "U.S. agency mortgage pass-through security" refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC"). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Lehman Aggregate Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the iShares Lehman Aggregate Bond Fund seeks to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The underlying fund intends to use TBA transactions in several ways. For example, the underlying fund expects that it will regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll" the underlying fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the underlying fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counter party to a TBA transaction would expose the underlying fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the underlying fund will enter into TBA transactions only with established counter parties (such as major broker-dealers) and BGFA will monitor the creditworthiness of such counter parties. The underlying fund's use of "TBA rolls" may cause the underlying fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other underlying funds described herein.

The iShares Lehman Aggregate Bond Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with BGFA.

REPURCHASE AGREEMENTS

Each ETF Fund or underlying fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should an ETF Fund or underlying fund enter into a repurchase agreement, it would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each ETF Fund or underlying fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each ETF Fund or underlying fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy. BGFA or the Sub-Advisor will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, must be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The value of the securities will be marked-to-market daily. Under the 1940 Act, repurchase agreements are considered loans.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

REVERSE REPURCHASE AGREEMENTS

Each underlying fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the underlying fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the underlying fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the underlying fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each underlying fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the underlying fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each underlying fund's assets. The custodian bank will maintain a separate account for each underlying fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS

Each underlying fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which an underlying fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA, (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by an underlying fund.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the underlying fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of an underlying fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

U.S. GOVERNMENT OBLIGATIONS

The iShares Lehman 1-3 Treasury Bond Fund invests almost exclusively in various types of U.S. Government obligations and the iShares Lehman Aggregate Bond Fund invests a portion of its assets in U.S. Government obligations. U.S. Government obligations are a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e., FNMA) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

GENERAL CONSIDERATIONS AND RISKS

An investment in an underlying fund should be made with an understanding that the value of an underlying fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market. An investment in an underlying fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the underlying investments are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of an underlying fund's shares will be adversely affected if trading markets for an underlying fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS

There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each underlying fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying index. In the event of adverse price movements, an underlying fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if an underlying fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, an underlying fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The underlying funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The underlying funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by an underlying fund involves the risk of imperfect or even negative correlation to the underlying index if the index underlying the futures contract differs from the underlying index. There is also the risk of loss by an underlying fund of margin deposits in the event of bankruptcy of a broker with whom an underlying fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each underlying fund to substantial losses. In the event of adverse price movements, each underlying fund would be required to make daily cash payments of variation margin.

Although each underlying fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

RATING SERVICES

The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Sub-Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Trust's Prospectus is set forth in the Appendix.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The "fundamental policies" of each Fund may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

THE FOLLOWING FUNDAMENTAL POLICIES ARE APPLICABLE TO ALL FUNDS:

      Each Fund may not:

      (1) issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

      (2) engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

      (3) underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies;

      (4) (i) (ALL FUNDS EXCEPT ETF FUNDS) purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

            (ii) (ETF FUNDS) concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) except that an ETF Fund will concentrate to approximately the same extent that its underlying funds and their underlying index concentrates in the stocks of such particular industry or group of industries (for purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered issued by members of any industry);

      (5) purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate;

      (6) purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and
(iv) purchase or sell futures contracts; and

      (7) make loans to other persons except that the Fund may (i) engage in repurchase agreements (or reverse repurchase agreements for the ETF Funds); (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

NONFUNDAMENTAL OPERATING POLICIES. Certain Funds have adopted additional restrictions as a matter of "operating policy." These restrictions are nonfundamental and are changeable by the Board of Trustees without a shareholder vote.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO ALL FUNDS, EXCEPT THE MID CAP GROWTH FUND, BARON SMALL CAP FUND, THIRD AVENUE VALUE FUND, EAGLE CAPITAL APPRECIATION FUND, MONEY MARKET FUND AND ETF FUNDS.

      The Funds may not:

(i) ENHANCED DIVIDEND 30 FUND, VALUE PLUS FUND, GROWTH & INCOME FUND, BALANCED FUND AND HIGH YIELD FUND - borrow money (including through reverse repurchase agreements or covered dollar rolls involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

      CORE BOND FUND ONLY - except for the use of reverse repurchase agreements and covered dollar rolls, borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes.

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v) invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company, provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

(vii) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid in accordance with guidelines approved by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations ("NRSRO'S") and the Fund's Board of Trustees have determined the commercial paper to be liquid in accordance with the guidelines approved by the Fund's Board of Trustees; or (ii) if only one NRSRO rates the security, the security is rated in one of the two highest categories by that NRSRO and the Fund Advisor has determined that the commercial paper is equivalent quality and is liquid in accordance with guidelines approved by the Fund's Board of Trustees;

(viii) invest more than 10% of the Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid in accordance with guidelines approved by the Fund's Board of Trustees);

(ix) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time;

(xi) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

(xii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

(xiii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE MID CAP GROWTH FUND.

(i) The Mid Cap Growth Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

(ii) The following activities will not be considered to be issuing senior securities with respect to the Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings; or (d) a pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE BARON SMALL CAP FUND AND THE THIRD AVENUE VALUE FUND:

(i) The Funds do not currently intend to borrow money or issue senior securities, except that the Third Avenue Value Fund may borrow in an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. Baron Small Cap Fund may borrow money from banks on an unsecured basis and may pay interest thereon in order to raise additional cash for investment or to meet redemption requests. The Baron Small Cap Fund may not borrow amounts in excess of 20% of its total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. If such borrowings exceed 5% of the Baron Small Cap Fund's total assets, the Fund will make no further investments until such borrowing is repaid. It is the current intention of the Baron Small Cap Fund not to borrow money in excess of 5% of its assets. A Fund may pledge up to 5% (10% in the case of Baron Small Cap Fund) of its total assets as security for such borrowing. For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of a Fund.

(ii) The Funds do not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund except as may be necessary in connection with permitted borrowings and then not in excess of 5% of the Fund's total assets taken at cost (10% in the case of Baron Small Cap Fund), provided that this does not prohibit escrow, collateral or margin arrangements in connection with the use of options, futures contracts and options on futures contracts by a Fund that may use options or futures strategies.

(iii) The Funds do not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that a Fund that may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

(iv) The Funds do not currently intend to make short sales of securities or maintain a short position, except to the extent described in the Prospectus or SAI.

(v) BARON SMALL CAP FUND ONLY. The Fund may write call options if the calls written by any of the Fund are covered throughout the life of the option. A call is covered if the Fund (i) owns the optioned securities, (ii) has an immediate right to acquire such securities, without additional consideration, upon conversion or exchange of securities currently held in the Fund or (iii) in the case of options on certain U.S. Government securities or which are settled in cash, the Fund maintains, in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value sufficient to meet its obligations under the call.

(vi) BARON SMALL CAP FUND ONLY. The Fund may write listed put options only if they are secured. A put is secured if a Fund (i) maintains in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value equal to the exercise price or (ii) holds a put on the same underlying security at an equal or greater exercise price.

(vii) The Funds may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

(viii) The Funds do not currently intend to purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and margin and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. For purposes of this guideline, options on futures contracts and foreign currency options traded on a commodities exchange will be considered related options.

(ix) The Funds do not currently intend to enter into futures contracts, options on futures contracts or foreign currency options traded on a commodities exchange for which the aggregate initial margin and premiums exceed 5% of a Fund's total assets (calculated in accordance with CFTC regulations).

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE EAGLE CAPITAL APPRECIATION FUND.

(i) The Fund does not currently intend to borrow money or issue senior securities, except in an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge up to 5% of its total assets as security for such borrowing.

(ii) The Fund does not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with permitted borrowings and then not in excess of 5% of the Fund's total assets taken at cost.

(iii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions.

(iv) The Fund does not currently intend to purchase any securities issued by any other investment company except (i) by purchase in the open market where no commission or profit, other than a customary broker's commission, is earned by any sponsor or dealer associated with the investment company whose shares are acquired as a result of such purchase, (ii) in connection with the merger, consolidation or acquisition of all the securities or assets of another investment company and (iii) purchases of collateralized mortgage obligations or asset-backed securities, the issuers of which are investment companies.

(v) The Fund does not currently intend to make short sales of securities or maintain a short position.

(vi) The Fund does not currently intend to purchase or sell puts, calls, options, straddles, commodities or commodities futures.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE ONLY TO THE MONEY MARKET FUND.

(i) The Money Market Fund does not currently intend to issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

(ii) The Money Market Fund does not currently intend to borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Money Market Fund does not currently intend to make any borrowing that would cause outstanding borrowings to exceed one-third of the value of its total assets.

(iii) The Money Market Fund does not currently intend to purchase, hold or deal in real estate.

(iv) The Money Market Fund does not currently intend to purchase, hold or deal in commodities.

(v) The Money Market Fund does not currently intend to engage in the purchase or sale of put or call options.

(vi) The Money Market Fund does not currently intend to make loans to other persons if, as a result, more than one-third of the value of the Fund's total assets would be subject to such loans. This limitation does not apply to (a) the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations or (b) engaging in repurchase transactions.

(vii) The Money Market Fund does not currently intend to invest in oil, gas or other mineral explorative or development programs.

(viii) The Money Market Fund does not currently intend to invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

(ix) The Money Market Fund does not currently intend to purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

(x) The Money Market Fund does not currently intend to invest more than 25% of its total assets in a particular industry, except that the Fund may invest more than 25% of total assets in securities of banks. Currently, the Securities and Exchange Commission defines the term "bank" to include U.S. banks and their foreign branches if, in the case of foreign branches, the parent U.S. bank is unconditionally liable for such obligations. These limitations do not apply to obligations of the U.S. government or any of its agencies or instrumentalities. The Money Market Fund does not consider utilities or companies engaged in finance generally to be one industry. Finance companies will be considered a part of the industry they finance (e.g., GMAC-auto; VISA-credit cards). Utilities will be divided according to the types of services they provide; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(xi) The Money Market Fund does not currently intend to purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities.

(xii) The Money Market Fund does not currently intend to invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

(xiii) The Money Market Fund does not currently intend to purchase securities or evidence of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

(xiv) The Money Market Fund does not currently intend to make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICY IS APPLICABLE ONLY TO THE HIGH YIELD FUND, THE CORE BOND FUND, THE BARON SMALL CAP FUND AND THE MID CAP GROWTH FUND.

Each Fund may not change its policy of investing, under normal circumstances, at least 80% of its net assets (defined as net assets, plus the amount of any borrowings for investment purposes), in investments suggested by the Fund's name as described in the Prospectus, without providing shareholders with at least 60 days' prior notice of such change. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

                                 CODE OF ETHICS

The Trust, the Distributor, the Advisor and the Sub-Advisors have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Funds who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, and may permit such persons to invest in securities that may be purchased or held by a Fund, subject to restrictions on investment practices that may conflict with the interests of the Funds.

                             PROXY VOTING PROCEDURES

Each Fund has adopted its Sub-Advisor's policies and procedures for voting proxies relating to portfolio securities held by the Funds, including procedures used when a vote presents a conflict between the interests of a Fund's shareholders and those of the Sub-Advisor or its affiliates. Information about how the Funds voted proxies relating to their portfolio securities during the most recent year ended June 30 is available by August 31st of that year without charge, upon request, by calling toll-free 1-800-543-0407 and on the SEC website at http://www.sec.gov. Listed below is a summary of the Sub-Advisors' proxy voting procedures:

TCW INVESTMENT MANAGEMENT COMPANY. TCW has adopted proxy-voting guidelines on issues involving governance, capital structure, mergers and restructuring, board of directors, anti-takeover provisions, compensation and other issues. When voting proxies, TCW's utmost concern is that all decisions be made solely in the interests of the Fund and with the goal of maximizing the value of the Fund's investments. The voting guidelines generally specify whether TCW will vote for or against a particular type of proposal. TCW's underlying philosophy is that its portfolio managers are best able to determine how best to further the Fund's interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee and an outside proxy voting service.

Consistent with the approaches described above, the following are examples of TCW's voting position on specific matters.

      o     TCW will vote for director nominees in uncontested elections.

      o TCW will vote against proposals to authorize preferred stock if the Board has unlimited rights to set the terms and conditions.

      o TCW will vote against proposals to ratify or adopt poison pill plans.

      o TCW will vote against proposals to establish or increase super majority vote requirements.

      o TCW will vote for executive and director compensation plans unless they are dilutive beyond pre-determined levels, in which case such votes will be determined on a case-by-case basis.

      o     TCW will vote for mergers and acquisitions.

If a potential conflict of interest arises, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of the Fund and in the interests of maximizing the value of its portfolio holdings. If a conflict of interest arises and the proxy vote is predetermined, TCW will vote accordingly. If a conflict of interest arises and there is no predetermined vote, TCW will refer the vote to an outside service for its consideration in the event the client's relationship is determined to be material to TCW. If TCW identifies a conflict of interest between a portfolio manager and an issuer soliciting proxy votes from TCW clients, the Proxy Committee will cast the vote.

WESTFIELD CAPITAL MANAGEMENT COMPANY LLC. Westfield's policy is to vote all proxies in the best interest of the Fund in accordance with its fiduciary obligations and applicable law. Westfield has a Proxy Committee composed of individuals from the investment committee, operations staff and compliance department. The Proxy Committee is responsible for setting general policy as to proxies. Westfield has also contracted with Glass Lewis & Co. to assist in the proxy research voting process by providing proxy-voting research. ADP ProxyEdge is utilized to manage and maintain documentation to substantiate the manner in which Westfield votes. Westfield maintains written voting guidelines, that are available on its website, setting forth the voting positions determined by its Proxy Committee on those issues believed most likely to arise day to day. These issues include board-approved proposals (election of directors, executive compensation, capitalization, acquisitions, mergers, reorganizations and anti-takeover measures) and shareholder proposals. Westfield will vote proxies in accordance with these guidelines, subject to two exceptions: 1) if the portfolio manager believes that following the guidelines would not be in the Fund's best interests, and 2) for clients with plan assets subject to ERISA, Westfield may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines except when voting in accordance with AFL-CIO guidelines would be inconsistent with ERISA.

The following are examples of Westfield's voting position on specific matters.

      o Westfield will withhold votes for any nominee for director if the board does not have a majority of independent directors or the board does not have a nominating, audit and compensation committee composed solely of independent directors.

      o Westfield will vote on a case-by-case basis board approved proposals relating to executive compensation. Westfield may vote against executive compensation proposals where compensation is excessive by reasonable corporate standards or where a company fails to provide transparent disclosure of executive compensation.

      o Westfield will vote against board approved proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except Westfield will vote on a case-by-case basis poison pill proposals and will vote for proposals to adopt fair price provisions.

If a conflict of interest should arise when voting proxies of an issuer that has a significant business relationship with Westfield, Westfield will vote proxies based solely on the investment merits of the proposal.

FORT WASHINGTON INVESTMENT ADVISORS, INC. Fort Washington's policy is to vote proxies in the best interests of a Fund at all times. Fort Washington has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of a Fund in accordance with its fiduciary duties and SEC rules governing investment advisers. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

      o maintain or strengthen the shared interests of stockholders and management;

      o     increase shareholder value; and

      o     maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where Fort Washington perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company's securities, it will generally vote against it. Fort Washington generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, Fort Washington's voting position will generally favor not interfering with the directors' proper function in the interest of all shareholders.

Fort Washington may delegate its responsibilities under its proxy voting procedures to a third party, provided that Fort Washington retains final authority and fiduciary responsibility for proxy voting. Fort Washington has retained IRRC to assist it in the proxy voting process and will use IRRC's proxy voting guidelines as a resource in its proxy voting.

Fort Washington will review each proxy to assess the extent, if any, to which there may be a material conflict between it and the interests of a Fund. If Fort Washington determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee. The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of a Fund (excluding any Fund that may have a potential conflict). The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

      o If the proposal is specifically addressed in the proxy voting procedures, Fort Washington may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on Fort Washington's part;

      o Fort Washington may engage an independent third party to determine how the proxy should be voted;

      o Fort Washington may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

TODD INVESTMENT ADVISORS, INC. Todd will vote proxies solely in the best long-term interests of the Fund. Todd has adopted guidelines on key issues such as election of directors, stock incentive plans, expensing of options, severance agreements, takeover provisions, and social and environmental issues. Todd employs Institutional Shareholder Services ("ISS") to help it analyze particular issues. The following are examples of Todd's position on specific matters.

      o Todd will generally vote for proposals seeking to end the staggered election of directors and prefers that all directors be elected annually.

      o Todd will generally support proposals requiring a majority of independent directors on the board.

      o     Todd prefers to see the separation of Chairman and CEO positions.

      o     Todd prefers that all incumbent directors own company stock.

      o Todd prefers that all stock incentive plans be limited to restricted stock or other truly long-term incentive plans, but recognizes that short-term incentive plans do have a place in providing key executives with a balanced compensation program.

      o     Todd supports proposals requiring the expensing of options.

If a conflict of interest should arise, Todd will inform its Executive Committee of the conflict and notify the shareholder why Todd's vote may differ from the shareholder's request. Todd will consider a shareholder's request but will vote only for what it believes will best advance the long-term interests of shareholders.

OPPENHEIMER CAPITAL LLC. Oppenheimer has adopted written Proxy Policy Guidelines and Procedures that are reasonably designed to ensure that Oppenheimer is voting in the best interest of the Fund and its other clients. The Proxy Guidelines reflect Oppenheimer's general voting positions on specific corporate governance issues and corporate actions. Oppenheimer has retained an independent third party service provider to assist in the proxy voting process by implementing the votes in accordance with the Proxy Policy Guidelines as well as assisting in the administrative process. The services provided offer a variety of proxy-related services to assist in Oppenheimer's handling of proxy voting responsibilities.

The Proxy Policy Guidelines also provide for the oversight of the proxy voting process by a Proxy Committee. The Proxy Committee meets at a minimum on a quarterly basis and when necessary to address potential conflicts of interest. Oppenheimer may have conflicts of interest that can affect how it votes its client's proxies. For example, Oppenheimer may manage a pension plan whose management is sponsoring a proxy proposal. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out Oppenheimer's obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between Oppenheimer and its clients and resolve such issues. Any deviations from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

The Proxy Committee's duties also include monitoring the outsourcing of voting obligations to the third party service provider and Oppenheimer's proxy voting recordkeeping practices; developing a process for resolution of voting issues that require a case-by-case analysis; and, to the extent the Proxy Guidelines do not cover potential proxy voting issues, determining a process for voting such issues. The Proxy Committee will review, at least annually, the services provided by the third party service provider and all proxy voting processes and procedures and will update or revise them as necessary.

In accordance with the Proxy Policy Guidelines, Oppenheimer may review additional criteria associated with voting proxies and evaluate the expected benefit to the Fund and its other clients when making an overall determination on how or whether to vote the proxy. Upon receipt of a client's written request, Oppenheimer may also vote proxies for that client's account in a particular manner that may differ from the Proxy Policy Guidelines. In addition, Oppenheimer may refrain from voting a proxy on behalf of the Fund's accounts or other client accounts due to de minimus holdings, immaterial impact on the portfolio, items relating to foreign issuers (such as those described below), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, Oppenheimer may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on Oppenheimer's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person,
(iv) restrictions on a foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

THIRD AVENUE MANAGEMENT LLC ("TAM"). TAM has adopted proxy voting policies and procedures for the voting of proxies on behalf of accounts for which TAM has voting discretion, including the Third Avenue Value Fund. Under TAM's proxy voting policy, the Fund's portfolio securities must be voted in the best interests of the Fund.

Normally, TAM exercises proxy-voting discretion on particular types of proposals in accordance with guidelines set forth in its proxy voting policy. The proxy guidelines address, for example, the election of directors, classified boards, cumulative voting and blank check preferred stock. The guidelines are subject to exceptions on a case-by-case basis. On issues not specifically addressed by the guidelines, TAM will analyze how the proposal may affect the value of the Fund and vote in accordance with what it believes to be the best interests of the Fund's shareholders.

TAM will normally abstain from voting when it believes the cost of voting will exceed the expected benefit to the Fund. The most common circumstances where that may be the case involve foreign proxies and securities out on loan. In addition, TAM may be restricted from voting proxies of a given issuer during certain periods if it has made certain regulatory filings with respect to that issuer.

An employee of TAM who may have direct or indirect influence on a proxy voting decision who becomes aware of a potential or actual conflict of interest in voting a proxy or the appearance of a conflict of interest is required to bring the issue to TAM's General Counsel. TAM's General Counsel will analyze each potential or actual conflict of interest presented to determine materiality and will document each situation and its resolution. When presented with an actual or potential conflict in voting a proxy, TAM's General Counsel is required to address the matter using an appropriate method to assure that the proxy vote is free from any improper influence, by (1) determining that there is no conflict or that it is immaterial, (2) ensuring that TAM votes in accordance with a predetermined policy, (3) following the published voting policy of ISS, (4) engaging an independent third party professional to vote the proxy or advise TAM how to vote or (5) presenting the conflict to the Board of Trustees and obtaining discretion on how to vote.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. DIMA has adopted Proxy Policies and Procedures and Proxy Voting Guidelines that set forth its general voting positions on various proposals, including shareholder rights, corporate governance, anti-takeover and compensation matters. DIMA will vote proxies consistent with the Fund's best economic interests, but may determine under some circumstances to vote contrary to those positions. To resolve conflicts of interest, DIMA will under normal circumstances, votes proxies in accordance with its Proxy Voting Guidelines. If DIMA departs from the guidelines with respect to a particular proxy or if the guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by DIMA will vote the proxy. Before voting any such proxy, however, DIMA's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that DIMA has a material conflict of interest, or certain individuals on the proxy voting committee should be rescued from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that DIMA has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically DIMA will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

BAMCO INC. It is the policy of BAMCO in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for the Fund. To ensure consistency in voting proxies on behalf of the Fund, BAMCO utilizes proxy-voting guidelines. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues.

BAMCO will vote the Fund's proxies in the best interests of the Fund and not its own. In voting proxies, BAMCO will avoid material conflicts of interests between the interests of BAMCO and its affiliates on the one hand and the interests of the Fund on the other. BAMCO recognizes that it may have a material conflict of interest in voting a client proxy where (i) it manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) it manages money for an employee group that is the proponent of a proxy proposal; (iii) it has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) it otherwise has a personal interest in the outcome in a particular matter before shareholders. Notwithstanding the above categories, BAMCO understands that the determination of whether a "material conflict" exists depends on all of the facts and circumstances of the particular situation. BAMCO acknowledges the existence of a relationship of the type discussed above is sufficient for a material conflict to exist, even in the absence of any active efforts to solicit the investment adviser with respect to a proxy vote.

EAGLE ASSET MANAGEMENT INC. It is the policy of Eagle to generally vote proxies in furtherance of the long-term economic value of the underlying securities. Eagle considers each proxy proposal on its own merits, and makes an independent determination of the advisability of supporting or opposing management's position. Eagle believes that the recommendations of management should be given substantial weight, but will not support management proposals that Eagle believes are detrimental to the underlying value of the Fund's positions.

Eagle usually opposes proposals that dilute the economic interest of shareholders, and also opposes those that reduce shareholders' voting rights or otherwise limit their authority. With respect to takeover offers, Eagle calculates a "going concern" value for every holding. If the offer approaches or exceeds Eagle's value estimate, Eagle will generally vote for the merger, acquisition or leveraged buy-out.

The following guidelines deal with a number of specific issues, particularly in the area of corporate governance. While they are not exhaustive, they do provide a good indication of Eagle's general approach to a wide range of issues.

I. DIRECTORS AND AUDITORS. Eagle generally supports the management slate of directors, although Eagle may withhold its votes if the board has adopted excessive anti-takeover measures. Eagle favors inclusion of the selection of auditors on the proxy as a matter for shareholder ratification. As a general rule, in the absence of any apparent conflict of interest, Eagle will support management's selection of auditors.

II. CORPORATE GOVERNANCE. In the area of corporate governance, Eagle will generally support proxy measures that it believes tends to increase shareholder rights.

            Eagle generally votes against anti-takeover proposals that it believes would diminish shareholder rights.

      Eagle generally votes on other corporate governance issues as follows:

      A. Other Business. Absent any compelling grounds, Eagle usually authorizes management to vote in its discretion.
      B. Differential Voting Rights. Eagle usually votes against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares.
      C. Directors-Share Ownership. While Eagle views some share ownership by directors as having a positive effect, it will usually vote against proposals requiring directors to own a specific number of shares.

      D. Independent Directors. While Eagle opposes proposals that would require that a board consist of a majority of independent directors, it may support proposals that call for some independent positions on the board.
      E. Preemptive Rights. Eagle generally votes against preemptive rights proposals, as they may tend to limit share ownership, and they limit management's flexibility to raise capital.
      F. Employee Stock Ownership Plans (ESOPs). Eagle evaluates ESOPs on a case-by-case basis. Eagle usually votes for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock. For leveraged ESOPs, Eagle examines the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders. Eagle may also examine where the ESOP shares are purchased and the dilutive effect of the purchase. Eagle votes against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device.

III. COMPENSATION AND STOCK OPTION PLANS. Eagle reviews compensation plan proposals on a case-by-case basis. Eagle believes that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so Eagle generally tends to vote with management on these issues. However, if the proposals appear excessive, or bear no rational relation to company performance, Eagle may vote in opposition.

      With respect to compensation plans that utilize stock options or stock incentives, Eagle generally votes with management. However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company's stock for the award of options, Eagle may oppose them because of concerns regarding the dilution of shareholder value. Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements.

IV. SOCIAL ISSUES. Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares. Consistent with that duty, Eagle has found that management generally analyzes such issues on the same basis, and so Eagle generally supports management's recommendations on social issue proposals.

V. CONFLICTS OF INTEREST. Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle's proxy votes are cast as prescribed by Eagle's guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle's Guidelines, Eagle's Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle's overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy-voting rights are exercised.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Board of Trustees is responsible for the overall management and supervision of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The name, age, address, present position(s) with the Trust, principal occupation(s) for the past 5 years and other directorships held outside the fund complex for each Trustee and principal officer of the Trust are set forth in the following table. All funds managed by the Advisor are part of the "Touchstone Fund Complex." The Touchstone Fund Complex consists of the Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Constellation Funds and Constellation Institutional Portfolios. The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as "Independent Trustees."

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(1):
------------------------------------------------------------------------------------------------------------------------------------
         NAME            POSITION       TERM OF      PRINCIPAL OCCUPATION(S) DURING PAST 5         NUMBER             OTHER
        ADDRESS          HELD WITH      OFFICE(2)                    YEARS                        OF FUNDS         DIRECTORSHIPS
          AGE            TRUST          AND                                                       OVERSEEN            HELD(4)
                                        LENGTH                                                     IN THE
                                        OF TIME                                                  TOUCHSTONE
                                        SERVED                                                  FUND COMPLEX(3)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder         President      Until        Senior Vice President of The Western and         54          Director of
Touchstone               and Trustee    retirement   Southern Life Insurance Company.                             LaRosa's (a
Advisors, Inc.                          at age 75    President and a director of IFS Financial                    restaurant chain).
303 Broadway                            or until     Services, Inc. (a holding company). She
Cincinnati, OH                          she          is a director of Capital Analysts
Age: 50                                 resigns or   Incorporated (an investment advisor and
                                        is           broker-dealer), Integrated Fund Services,
                                        removed      Inc. (the Trust's administrator,
                                                     accounting and transfer agent), IFS Fund
                                        Trustee      Distributors, Inc. (a broker-dealer),
                                        since 1999   Touchstone Advisors, Inc. (the Trust's
                                                     investment advisor) and Touchstone
                                                     Securities, Inc. (the Trust's
                                                     distributor). She is also President and a
                                                     director of IFS Agency Services, Inc. (an
                                                     insurance agency), W&S Financial Group
                                                     Distributors, Inc. (an annuity
                                                     distributor) and IFS Systems, Inc.  She
                                                     is Senior Vice President and a director
                                                     of W&S Brokerage Services, Inc. (a
                                                     broker-dealer). She is a director,
                                                     President and Chief Executive Officer of
                                                     Integrity Life Insurance Company and
                                                     National Integrity Life Insurance
                                                     Company. She is President of Touchstone
                                                     Tax-Free Trust, Touchstone Investment
                                                     Trust, Touchstone Variable Series Trust,
                                                     Touchstone Strategic Trust, Constellation
                                                     Funds and Constellation Institutional
                                                     Portfolios. She was President of
                                                     Touchstone Advisors, Inc. and Touchstone
                                                     Securities, Inc. until 2004.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett          Trustee        Until            Chairman of the Board, President and         32       Director of The
The Western and                         retirement at    Chief Executive Officer of The                        Andersons Inc. (an
Southern Life                           age 75 or        Western and Southern Life Insurance                   agribusiness and
Insurance Company                       until he         Company, Western- Southern Life                       retailing
400 Broadway                            resigns or is    Assurance Company and Western &                       company),
Cincinnati, OH                          removed          Southern Financial Group, Inc.;                       Convergys
Age: 56                                                  Director and Chairman of Columbus                     Corporation (a
                                        Trustee since    Life Insurance Company; Fort                          provider of
                                        2000             Washington Investment Advisors, Inc.,                 business support
                                                         Integrity Life Insurance Company and                  systems and
                                                         National Integrity Life Insurance                     customer care
                                                         Company; Director of Eagle Realty                     operations) and
                                                         Group, Inc., Eagle Realty                             Fifth Third
                                                         Investments, Inc.; Integrated Fund                    Bancorp.
                                                         Services, Inc. and IFS Holdings,
                                                         Inc.; Director, Chairman and CEO of
                                                         WestAd, Inc.; President and Trustee
                                                         of Western & Southern Financial Fund,
                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
John R. Lindholm         Trustee        Until            Director of Integrity Life Insurance         15        None
Integrity Life                          retirement at    Company and National Integrity Life
Insurance Company                       age 75 or        Insurance Company;  President and CEO
515 W. Market Street                    until he         of Integrity Life Insurance Company
Louisville, KY                          resigns or is    and National Integrity Life Insurance
Age: 56                                 removed          Company until 2006.

                                        Trustee since
                                        2003
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Richard L. Brenan        Trustee        Until            Retired Managing Partner of KPMG LLP         32       Director of Wing
1420 Neeb Road                          retirement at    (a certified public accounting firm);                 Eyecare Companies.
Cincinnati, OH                          age 75 or        Director of The National Underwriter
Age: 60                                 until he         Company (a publisher of insurance and
                                        resigns or is    finance services products) until 2003.
                                        removed

                                        Trustee since
                                        2005
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox           Trustee        Until            President and Chief Executive Officer        54       Director of the
105 East Fourth Street                  retirement at    of Cox Financial Corp. (a financial                   Federal Reserve
Cincinnati, OH                          age 75 or        services company).                                    Bank of Cleveland;
Age: 58                                 until he                                                               Cinergy
                                        resigns or is                                                          Corporation (a
                                        removed                                                                utility company);
                                                                                                               Chairman of The
                                        Trustee since                                                          Cincinnati Bell
                                        1994                                                                   Telephone Company
                                                                                                               LLC; Director of
                                                                                                               The Timken Company
                                                                                                               (a manufacturer of
                                                                                                               bearings, alloy
                                                                                                               steels and related
                                                                                                               products and
                                                                                                               services);
                                                                                                               Director of
                                                                                                               Diebold,
                                                                                                               Incorporated (a
                                                                                                               provider of
                                                                                                               integrated
                                                                                                               self-service
                                                                                                               delivery and
                                                                                                               security systems).

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner         Trustee        Until            Principal of HJL Enterprises (a              32       None
c/o Touchstone                          retirement at    privately held investment company).
Advisors, Inc.                          age 75 or
303 Broadway                            until he
Cincinnati, OH                          resigns or is
Age: 67                                 removed

                                        Trustee since
                                        1999
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann       Trustee        Until            Executive for Duro Bag Manufacturing         54       Trustee of Jewish
c/o Touchstone                          retirement at    Co. (a bag manufacturer); President                   Hospital; Greater
Advisors, Inc.                          age 75 or        of Shor Foundation for Epilepsy                       Cincinnati Arts &
303 Broadway                            until he         Research (a charitable foundation);                   Education Center
Cincinnati, OH                          resigns or is    Trustee of Riverfront Funds (mutual                   and Cincinnati
Age: 67                                 removed          funds) from 1999 - 2004.                              Arts Association.

                                        Trustee since
                                        2005
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg      Trustee        Until            Retired Partner of KPMG LLP (a               54       Trustee of
c/o Touchstone                          retirement at    certified public accounting firm).                    Tri-Health
Advisors, Inc.                          age 75 or        He is Vice President of St. Xavier                    Physician
303 Broadway                            until he         High School.                                          Enterprise
Cincinnati, OH                          resigns or is                                                          Corporation.
Age: 71                                 removed

                                        Trustee since
                                        1994

------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti          Trustee        Until            CEO, Chairman and Director of Avaton,        32       Director of QMed
c/o Touchstone                          retirement at    Inc. (a wireless entertainment                        (a health care
Advisors, Inc.                          age 75 or        company).  President of Cincinnati                    management
303 Broadway                            until he         Biomedical (a life science and                        company).
Cincinnati, OH                          resigns or is    economic development company). CEO,
Age: 57                                 removed          Chairman and Director of Astrum
                                                         Digital Information (an information
                                        Trustee since    monitoring company) from 2000 until
                                        2002             2001.
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, and an officer of various affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of
      Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, and an officer of other affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Lindholm, as a Director of Integrity Life Insurance Company and National Integrity Life Insurance Company, subsidiaries of The Western and Southern Life Insurance Company, is an "interested person" of the Trust within the meaning of
      Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 15 series of the Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust, 19 series of Constellation Funds and 3 series of Constellation Institutional Portfolios.

(4) Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Strategic Trust. Ms. McGruder and Messrs. Cox, Siekmann and Stautberg are Trustees of Constellation Funds and Constellation Institutional Portfolios.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
         NAME            POSITION    TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING PAST 5    NUMBER OF FUNDS   OTHER
       ADDRESS           HELD WITH    AND LENGTH OF                       YEARS                    OVERSEEN IN THE   DIRECTORSHIPS
         AGE             TRUST(1)      TIME SERVED                                                    TOUCHSTONE     HELD
                                                                                                   FUND COMPLEX(2)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder         President   Until              See biography above.                             54          See biography
Touchstone                           resignation,                                                                    above
Advisors, Inc.                       removal or
303 Broadway                         disqualification
Cincinnati, OH
Age: 50                              President
                                     since 2004;
                                     President from
                                     2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch         Vice         Until              Vice President-Compliance of IFS                 54         None
Touchstone              President    resignation,       Financial Services, Inc., Director of
Advisors, Inc.          and  Chief   removal or         Compliance of Fort Washington Brokerage
303 Broadway            Compliance   disqualification   Services, Inc.; Chief Compliance Officer
Cincinnati, OH          Officer                         of Puglisi & Co. from 2001 until 2002.
Age: 49                              Vice President
                                     since 2003
------------------------------------------------------------------------------------------------------------------------------------
James H. Grifo          Vice         Until              President of Touchstone Securities, Inc.         54         None
Touchstone              President    resignation,       and Touchstone Advisors, Inc.; Managing
Securities, Inc.                     removal or         Director, Deutsche Asset Management
303 Broadway                         disqualification   until 2001.
Cincinnati, OH
Age: 54                              Vice President
                                     since 2004
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent         Vice         Until              Senior Vice President of Touchstone              54         None
Touchstone Advisors,    President    resignation,       Advisors, Inc.; Marketing Director of
Inc.                                 removal or         Promontory Interfinancial Network from
303 Broadway                         disqualification   2002-2003; Senior Vice President of
Cincinnati, OH                                          McDonald Investments from 1998 - 2001.
Age:  43                             Vice President
                                     since 2004
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft    Controller   Until              Senior Vice President, Chief Financial           54         None
Touchstone              and          resignation,       Officer and Treasurer of Integrated Fund
Advisors, Inc.          Treasurer    removal or         Services, Inc., IFS Fund Distributors,
303 Broadway                         disqualification   Inc. and W&S Brokerage Services, Inc.
Cincinnati, OH                                          She is Chief Financial Officer of IFS
Age: 43                              Controller         Financial Services, Inc., Touchstone
                                     since 2000.        Advisors, Inc. and Touchstone
                                     Treasurer          Securities, Inc. and Assistant Treasurer
                                     since 2003         of Fort Washington Investment Advisors,
                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Constellation Funds and Constellation Institutional Portfolios.

(2) The Touchstone Fund Complex consists of 15 series of the Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust, 19 series of Constellation Funds and 3 series of Constellation Institutional Portfolios.

COMMITTEES OF THE BOARD. The Board has established the following committees to assist in its oversight functions. Each committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Lerner, Siekmann and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. There were four Audit Committee meetings held during the fiscal year ended December 31, 2005.

VALUATION COMMITTEE. Messrs. Brenan, Cox and Zanotti are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. There were four Valuation Committee meetings held during the fiscal year ended December 31, 2005.

NOMINATING COMMITTEE. Messrs. Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board. There were no Nominating Committee meetings held during the fiscal year ended December 31, 2005. The Nominating Committee does not consider nominees recommended by shareholders.

COMPLIANCE COMMITTEE. Messrs. Brenan, Cox, Lerner and Stautberg are members of the Compliance Committee. The Compliance Committee meets to discuss the Trust's compliance program and other compliance matters. There were four Compliance Committee meetings held during the fiscal year ended December 31, 2005.

TRUSTEES' OWNERSHIP IN FUNDS

The following table reflects the Trustees' beneficial ownership in the Touchstone Family of Funds as of December 31, 2005:

                                                         Aggregate Dollar
                              Dollar Range of           Range of Shares in
                            Equity Securities in          the Touchstone
                                 the Trust              Family of Funds (1)
                                 ---------              -------------------
John F. Barrett                     None                   Over $100,000
Richard L. Brenan                   None                 $10,001 - $50,000
Phillip R. Cox                      None                   Over $100,000
H. Jerome Lerner                    None                   Over $100,000
John R. Lindholm               Over $100,000               Over $100,000
Jill T. McGruder                    None                $50,001 - $100,000
Donald C. Siekmann                  None                       None
Robert E. Stautberg                 None                   Over $100,000
John P. Zanotti                     None                $50,001 - $100,000

(1) The Touchstone Family of Funds consists of 15 series of the Trust, 4 series of Touchstone Tax-Free Trust, 8 series of Touchstone Strategic Trust and 5 series of Touchstone Investment Trust. Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

INDEPENDENT TRUSTEES' COMPENSATION TABLE

The following table reflects the fees paid to the Independent Trustees by the Trust and the total compensation paid by the Touchstone Family of Funds for the year ended December 31, 2005.

                                                            Total Compensation
                                     Compensation                from the
                                         from               Touchstone Family
                                     the Trust(1)             of Funds(1)(2)
                                     ------------             --------------
Richard L. Brenan                       $8,750                   $ 35,900
Phillip R. Cox                          $8,500                    $34,900
H. Jerome Lerner                        $9,625                    $39,100
Donald C. Siekmann                      $8,000                    $32,900
Robert E. Stautberg                     $9,250                    $37,900
John P. Zanotti                         $8,000                    $32,600

(1) Each Trustee who is an Independent Trustee is eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended December 31, 2005 is as follows: Robert E. Stautberg - $20,000 and Richard
      L. Brenan - $10,000.

(2) The Touchstone Family of Funds consists of 15 series of the Trust, 4 series of Touchstone Tax-Free Trust, 8 series of Touchstone Strategic Trust and 5 series of Touchstone Investment Trust. Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

Each Independent Trustee receives a quarterly retainer of $4,000 and a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for each committee meeting attended in person and $300 for attendance by telephone. The lead Trustee and Committee Chairmen receive an additional $500 quarterly retainer. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of April 4, 2006 the following shareholders owned of record or beneficially over 5% of the outstanding shares of a Fund. Accounts that may be deemed to control a Fund because they hold more than 25% of the outstanding shares are indicated by an asterisk. The address of each shareholder is 400 Broadway, Cincinnati, Ohio 45202.

--------------------------------------------------------------------------------
           FUND                          SHAREHOLDER               % OWNED
--------------------------------------------------------------------------------
Aggressive ETF Fund          Integrity Life Insurance Company         55.76%*
--------------------------------------------------------------------------------
Aggressive ETF Fund          National Integrity Life Insurance        44.24%*
                             Co.
--------------------------------------------------------------------------------
Balanced Fund                Integrity Life Insurance Company         27.26%*
--------------------------------------------------------------------------------
Balanced Fund                National Integrity Life Insurance        14.92%
                             Co.
--------------------------------------------------------------------------------
Balanced Fund                Western & Southern Financial Group        7.70%
--------------------------------------------------------------------------------
Balanced Fund                Western-Southern Life Assurance          49.14%*
                             Company
--------------------------------------------------------------------------------
Baron Small Cap Fund         Integrity Life Insurance Company         56.92%*
--------------------------------------------------------------------------------
Baron Small Cap Fund         National Integrity Life Insurance        36.29%*
                             Co.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baron Small Cap Fund         Western-Southern Life Assurance           5.42%
                             Company
--------------------------------------------------------------------------------
Baron Small Cap Fund         Columbus Life Insurance Company           1.36%
--------------------------------------------------------------------------------
Core Bond Fund               Columbus Life Insurance Company           5.75%
--------------------------------------------------------------------------------
Core Bond Fund               Integrity Life Insurance Company         16.88%
--------------------------------------------------------------------------------
Core Bond Fund               National Integrity Life Insurance         9.29%
                             Co.
--------------------------------------------------------------------------------
Core Bond Fund               Western and Southern Life Insurance      50.62%*
                             Company
--------------------------------------------------------------------------------
Core Bond Fund               Western-Southern Life Assurance          17.35%
                             Company
--------------------------------------------------------------------------------
Conservative ETF Fund        Integrity Life Insurance Company         52.16%*
--------------------------------------------------------------------------------
Conservative ETF Fund        National Integrity Life Insurance        47.84%*
                             Co.
--------------------------------------------------------------------------------
Enhanced Dividend 30 Fund    Integrity Life Insurance Company         56.63%*
--------------------------------------------------------------------------------
Enhanced Dividend 30 Fund    Western and Southern Life Insurance      34.33%*
                             Company
--------------------------------------------------------------------------------
Enhanced Dividend 30 Fund    Western-Southern Life Assurance           5.29%
                             Company
--------------------------------------------------------------------------------
Enhanced Dividend 30 Fund    National Integrity Life Insurance         3.08%
                             Co.
--------------------------------------------------------------------------------
Enhanced ETF Fund            Integrity Life Insurance Company         61.60%*
--------------------------------------------------------------------------------
Enhanced ETF Fund            National Integrity Life Insurance        38.40%*
                             Co.
--------------------------------------------------------------------------------
Growth & Income Fund         Integrity Life Insurance Company          8.11%
--------------------------------------------------------------------------------
Growth & Income Fund         National Integrity Life Insurance         5.28%
                             Co.
--------------------------------------------------------------------------------
Growth & Income Fund         Western and Southern Life Insurance      35.83%*
                             Company
--------------------------------------------------------------------------------
Growth & Income Fund         Western-Southern Life Assurance          50.17%*
                             Company
--------------------------------------------------------------------------------
High Yield Fund              Columbus Life Insurance Company           6.84%
--------------------------------------------------------------------------------
High Yield Fund              Integrity Life Insurance Company         34.47%*
--------------------------------------------------------------------------------
High Yield Fund              National Integrity Life Insurance        21.40%
                             Co.
--------------------------------------------------------------------------------
High Yield Fund              Western and Southern Life Insurance       9.22%
                             Company
--------------------------------------------------------------------------------
High Yield Fund              Western-Southern Life Assurance          27.85%*
                             Company
--------------------------------------------------------------------------------
Mid Cap Growth Fund          Integrity Life Insurance Company         24.15%
--------------------------------------------------------------------------------
Mid Cap Growth Fund          National Integrity Life Insurance        10.57%
                             Co.
--------------------------------------------------------------------------------
Mid Cap Growth Fund          Western-Southern Life Assurance          59.60%*
                             Company
--------------------------------------------------------------------------------
Mid Cap Growth Fund          Columbus Life Insurance Company           3.53%
--------------------------------------------------------------------------------
Mid Cap Growth Fund          Western Southern Financial Group          1.58%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Moderate ETF Fund            Integrity Life Insurance Company         60.08%*
--------------------------------------------------------------------------------
Moderate ETF Fund            National Integrity Life Insurance        39.92%*
                             Co.
--------------------------------------------------------------------------------
Money Market Fund - Class I  Integrity Life Insurance Company         50.12%*
--------------------------------------------------------------------------------
Money Market Fund - Class I  National Integrity Life Insurance        35.24%*
                             Co.
--------------------------------------------------------------------------------
Money Market Fund - Class I  Western-Southern Life Assurance          12.78%
                             Company
--------------------------------------------------------------------------------
Money Market Fund - Class I  Columbus Life Insurance Company           1.78%
--------------------------------------------------------------------------------
Money Market Fund Service    Integrity Life Insurance Company         56.61% *
Class
--------------------------------------------------------------------------------
Money Market Fund Service    National Integrity Life Insurance        43.39%*
Class                        Co.
--------------------------------------------------------------------------------
Third Avenue Value Fund      Integrity Life Insurance Company         52.72%*
--------------------------------------------------------------------------------
Third Avenue Value Fund      National Integrity Life Insurance        31.28%*
                             Co.
--------------------------------------------------------------------------------
Third Avenue Value Fund      Western and Southern Life Insurance      10.40%
                             Company
--------------------------------------------------------------------------------
Third Avenue Value Fund      Columbus Life Insurance Company           1.05%
--------------------------------------------------------------------------------
Third Avenue Value Fund      Western-Southern Life Assurance           4.48%
                             Company
--------------------------------------------------------------------------------
Eagle Capital Appreciation   Columbus Life Insurance Company           8.88%
Fund
--------------------------------------------------------------------------------
Eagle Capital Appreciation   Integrity Life Insurance Company         33.93%*
Fund
--------------------------------------------------------------------------------
Eagle Capital Appreciation   National Integrity Life Insurance        13.80%
Fund                         Co.
--------------------------------------------------------------------------------
Eagle Capital Appreciation   Western and Southern Life Insurance      10.84%
Fund                         Company
--------------------------------------------------------------------------------
Eagle Capital Appreciation   Western Southern Financial Group          9.87%
Fund
--------------------------------------------------------------------------------
Eagle Capital Appreciation   Western-Southern Life Assurance           6.21%
Fund                         Company
--------------------------------------------------------------------------------
Eagle Capital Appreciation   Western and Southern Life Insurance      16.47%
Fund                         Company
--------------------------------------------------------------------------------
Value Plus Fund              Columbus Life Insurance Company          15.15%
--------------------------------------------------------------------------------
Value Plus Fund              Integrity Life Insurance Company         39.35%*
--------------------------------------------------------------------------------
Value Plus Fund              National Integrity Life Insurance        20.32%
                             Co.
--------------------------------------------------------------------------------
Value Plus Fund              Western-Southern Life Assurance          19.42%
                             Company
--------------------------------------------------------------------------------
Value Plus Fund              Western and Southern Life Insurance       5.66%
                             Company
--------------------------------------------------------------------------------

* May be deemed to control a Fund because it owned more than 25% of the outstanding shares as of April 4, 2006.

As of April 4, 2006, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISOR

Touchstone Advisors, Inc. (the "Advisor"), located at 303 Broadway, Cincinnati, Ohio 45202, serves as the investment advisor for each Fund. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of the Western & Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western-Southern Mutual Holding Company.

Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as a Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of the Advisor. Mr. Lindholm may be deemed to be an affiliate of the Advisor because of his position as a Director of Integrity Life Insurance Company and National Integrity Life Insurance Company, wholly-owned subsidiaries of Western & Southern Life Insurance Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

The Advisor provides investment management services to each Fund pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The services provided by the Advisor consist of directing and supervising each Sub-Advisor, reviewing and evaluating the performance of each Sub-Advisor and determining whether or not any Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services.

The Advisor receives a monthly fee from each Fund at an annual rate of the Fund's average daily net assets as set forth below.

Baron Small Cap Fund               1.05% of average daily net assets.

Mid Cap Growth Fund                0.80% of average daily net assets.

Third Avenue Value Fund            0.80% on the first $100 million of average daily net assets;
Balanced Fund                      0.75% on the next $100 million of average daily net assets;
                                   0.70% on the next $100 million of average daily net assets; and
                                   0.65% of such assets in excess of $300 million.

Eagle Capital Appreciation Fund    0.75% on the first $100 million of average daily net assets;
Value Plus Fund                    0.70% on the next $100 million of average daily net assets;
                                   0.65% on the next $100 million of average daily net assets; and
                                   0.60% of such assets in excess of $300 million.

Enhanced Dividend 30 Fund          0.65% on the first $100 million of average daily net assets;
                                   0.60% on the next $100 million of average daily net assets;
                                   0.55% on the next $100 million of average daily net assets; and
                                   0.50% of such assets in excess of $300 million.

Growth & Income Fund               0.80% on the first $150 million of average daily net assets; and
                                   0.75% on such assets in excess of $150 million.


High Yield Fund                    0.50% on the first $100 million of average daily net assets;
                                   0.45% on the next $100 million of average daily net assets;
                                   0.40% on the next $100 million of average daily net assets; and 0.35%
                                   of such assets in excess of $300 million.

Core Bond Fund                     0.55% on the first $100 million of average daily net assets;
                                   0.50% on the next $100 million of average daily net assets;
                                   0.45% on the next $100 million of average daily net assets; and 0.40%
                                   of such assets in excess of $300 million.

Money Market Fund                  0.18% of average daily net assets.

Conservative ETF Fund              0.40% of the first $50 million of average daily net assets;
Moderate ETF Fund                  0.38% on the next $50 million of average daily net assets;
Aggressive ETF Fund                0.36% of such assets in excess of $100 million.
Enhanced ETF Fund

Each Fund paid the following investment advisory fees during the periods indicated.

                                       For the    For the    For the
                                         Year       Year       Year
ADVISORY FEES*                          Ended      Ended      Ended
                                       12/31/05   12/31/04   12/31/03
                                       --------   --------   --------
Mid Cap Growth Fund                    $248,763   $312,020   $236,729
Enhanced Dividend 30 Fund              $122,020   $153,950   $ 11,413
Value Plus Fund                        $137,879   $144,786   $ 87,895
Growth & Income Fund                   $181,127   $201,207   $174,568
Balanced Fund                          $194,274   $185,678   $148,088
High Yield Fund                        $193,168   $207,152   $224,576
Core Bond Fund                         $215,391   $228,181   $242,570
Money Market Fund                      $ 89,637   $126,137   $105,049
Conservative ETF Fund                  $      0   $      0         --
Moderate ETF Fund                      $      0   $      0         --
Aggressive ETF Fund                    $      0   $      0         --
Enhanced ETF Fund                      $      0   $      0         --


                                        For the   For the     For the   For the
                                         Year       Year    Six Months    Year
                                         Ended     Ended       Ended     Ended
                                       12/31/05   12/31/04   12/31/03   6/30/03
                                       --------   --------   --------   --------
Baron Small Cap Fund                   $269,681   $197,038   $ 73,462   $ 26,367
Third Avenue Value Fund                $810,112   $625,745   $248,046   $275,712
Eagle Capital Appreciation Fund        $234,723   $247,500   $116,764   $ 74,707

* Out of the advisory fee, the Advisor pays Integrity Life Insurance Company, National Integrity Life Insurance Company (the "Integrity Companies") and certain other affiliates, a shareholder servicing fee of up to .25% annually. In exchange for the shareholder servicing fee, these affiliates provide services including (but not limited to) prospectus, financial report and statement delivery; telephone and Internet services for contract holders; and recordkeeping and similar administrative services. If an ETF Fund's Net Expenses exceed .50%, the Integrity Companies will reduce the shareholder servicing fee by a corresponding amount and, to the extent necessary, reimburse the Advisor from their own assets.

The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor under which the Advisor provides oversight of the various service providers to the Trust in exchange for the payment of a sponsor fee by the Funds equal to an annual rate of 0.20% of a Fund's average daily net assets. The Advisor provides the Funds with general office facilities and oversees the provision of administrative/ non-investment services to the Trust, including the provision of services to the Trust by the Trust's administrator and fund accounting agent, transfer agent and custodian, including: (i) the updating of corporate organizational documents, and the negotiation of contracts and fees with, and the monitoring and coordination of performance and billings of, the Trust's custodian and other independent contractors and agents; (ii) the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations, including registration statements, prospectuses, and statements of additional information, and semi-annual and annual reports to shareholders; (iii) reviewing, (including coordinating the preparing of, but not preparing) tax returns; (iv) preparing agendas and supporting documents for, and minutes of meetings of, the Trustees, committees of the Trustees, and preparation of notices, proxy statements and minutes of meetings of shareholders of the Trust or of one or more of the Funds; (v) the maintenance of books and records of the Trust; (vi) telephone coverage to respond to shareholder inquiries; (vii) the provision of monitoring reports and assistance regarding compliance with federal securities and tax laws including compliance with the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended; (viii) the dissemination of yield and other performance information to newspapers and tracking services, (ix) the preparation of annual renewals for fidelity bond and errors and omissions insurance coverage, (x) the development of a budget for the Trust, the establishment of rate of expense accruals and the arrangement of the payment of all fixed and management expenses and (xi) the determination of each Fund's net asset value and the provision of all other fund accounting services to the Funds. The Advisor also provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Advisor or its affiliates.

The Advisor has agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund such that after such waivers and reimbursements, the aggregate Operating Expenses of each Fund (as used herein, "Operating Expenses" include amortization of organizational expenses but is exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed that Fund's expense cap (the "Expense Cap"). Each Fund's Expense Cap is as follows: Baron Small Cap Fund - 1.65%; Mid Cap Growth Fund - 1.15%; Third Avenue Value Fund - 1.05%; Eagle Capital Appreciation Fund - 1.05%, Enhanced Dividend 30 Fund - 0.75%; Value Plus Fund - 1.15%; Growth & Income Fund
- 0.85%; Balanced Fund - 0.90%; High Yield Fund - 0.80%; Core Bond Fund - 0.75%; Money Market Fund-Service Class - 0.54%, Class I - 0.28%, Conservative ETF Fund
- 0.50%, Moderate ETF Fund - 0.50%, Aggressive ETF Fund - 0.50% and Enhanced ETF Fund - 0.50%. Each Fund's Expense Cap may be terminated after December 31, 2006 upon 30 days' prior written notice by the Advisor.

The following Funds paid sponsor fees during the periods indicated:

                                       For the     For the    For the
                                         Year      Period      Year
                                        Ended       Ended      Ended
SPONSOR FEES                           12/31/05   12/31/04   12/31/03
                                       --------   --------   --------

Baron Small Cap Fund                   $ 51,368   $ 30,977   $  6,579
Core Bond Fund                         $  1,006   $    990   $ 15,240
Eagle Capital Appreciation Fund        $ 26,739   $  3,903   $ 11,996
Mid Cap Growth Fund                    $ 23,421   $ 50,278   $ 28,511
High Yield Fund                        $ 24,878   $ 31,171   $ 32,528
Third Avenue Value Fund                $101,020   $ 43,847   $ 35,649
Value Plus Fund                        $  7,772   $  4,181   $     --
Enhanced Dividend 30 Fund              $  2,199   $     --   $     --
Money Market Fund                      $    255   $     --   $     --

The Advisor waived advisory and/or sponsor fees and reimbursed expenses during the periods indicated.

                                       For the     For the    For the
                                         Year       Year       Year
                                        Ended       Ended      Ended
Fees Waived and/or Reimbursed          12/31/05   12/31/04   12/31/03
                                       --------   --------   --------
Mid Cap Growth Fund                    $ 46,947   $ 27,728   $ 30,672
Enhanced Dividend 30 Fund              $ 98,383   $ 86,813   $ 74,353
Value Plus Fund                        $ 33,076   $ 34,429   $ 44,894
Growth & Income Fund                   $120,431   $120,960   $100,145
Balanced Fund                          $112,964   $105,796   $ 96,055
High Yield Fund                        $ 55,577   $ 51,690   $ 57,304
Core Bond Fund                         $ 83,533   $ 81,985   $ 72,968
Money Market Fund                      $213,663   $246,911   $168,103
Conservative ETF Fund                  $ 72,409   $ 44,820         --
Moderate ETF Fund                      $ 78,828   $ 45,325         --
Aggressive ETF Fund                    $ 78,866   $ 44,467         --
Enhanced ETF Fund                      $ 80,591   $ 44,513         --


                                        For the   For the     For the   For the
                                         Year       Year    Six Months    Year
                                         Ended     Ended       Ended     Ended
                                       12/31/05   12/31/04   12/31/03   06/30/03
                                       --------   --------   --------   --------
Baron Small Cap Fund                   $      0   $  6,554   $  7,414   $ 84,925
Third Avenue Value Fund                $101,510   $112,590   $ 26,363   $ 18,853
Eagle Capital Appreciation Fund        $ 40,284   $ 62,097   $ 19,141   $ 62,080

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of the custodian, transfer and administrative agent appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies and foreign countries; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Independent Trustees of the Trust; and (x) interest on borrowed money, if any. The Advisor pays the compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor.

By its terms, the Advisory Agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

SUB-ADVISORS

The Advisor has retained one or more Sub-Advisors to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor (for all Funds except the ETF Funds) selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor for the ETF Funds makes the daily operational and management decisions for the ETF Funds and is responsible for determining the asset allocation model for the investments held by an ETF Fund according to its investment goals and strategies. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate of a Fund's average daily net assets as set forth below.

BARON SMALL CAP FUND
BAMCO Inc. ("BAMCO")                                           0.80%

MID CAP GROWTH FUND (% of assets allocated)
TCW Investment Management Company ("TCW")                      0.50%
Westfield Capital Management Company, LLC ("Westfield")        0.50%

THIRD AVENUE VALUE FUND
Third Avenue Management LLC  ("Third Avenue")                  0.50%

EAGLE CAPITAL APPRECIATION FUND
Eagle Asset Management, Inc. ("Eagle")                         0.40%

ENHANCED DIVIDEND 30 FUND
Todd Investment Advisors, Inc. ("Todd")                        0.25% on the first $100 million;
                                                               0.20% on the next $100 million;
                                                               0.15% on the next $100 million;
                                                               0.10% on assets over $300 million.

VALUE PLUS FUND
Fort Washington Investment Advisors, Inc. ("Fort Washington")  0.45% on the first $100 million;
                                                               0.30% on the next $100 million;
                                                               0.25% on the next $100 million;
                                                               0.20% on assets over $300 million.

GROWTH & INCOME FUND
Deutsche Investment Management Americas Inc. ("DIMA")          0.50% on the first $150 million;
                                                               0.45% on assets over $150 million.
BALANCED FUND
Oppenheimer Capital LLC ("Oppenheimer")                        0.60% on the first $20 million;
                                                               0.50% from $20 - $50 million;
                                                               0.40% on assets over $50 million.
HIGH YIELD FUND/CORE BOND FUND
Fort Washington Investment Advisors, Inc.                      0.30% on the first $100 million;
                                                               0.25% on the next $100 million;
                                                               0.20% on the next $100 million;
                                                               0.15% on assets over $300 million.
MONEY MARKET FUND
Fort Washington Investment Advisors, Inc.                      0.05%

ETF FUNDS*
Todd Investment Advisors, Inc.                                 0.10% on the first $50 million;
                                                               0.09% on the next $50 million;
                                                               0.08% on assets over $100 million.

* The Advisor's affiliate, Integrity Life Insurance Company, has guaranteed that Todd will receive a minimum annual fee of $10,000 per Fund for its services.

The services provided by the Sub-Advisors are paid by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of each Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of a Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.


The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change non-affiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

SUB-ADVISOR CONTROL. Listed below is a description of the persons or entities that control the Sub-Advisors:

o BAMCO, INC. is a wholly owned subsidiary of Baron Capital Group Inc., which is controlled by Ronald Baron.

o WESTFIELD CAPITAL MANAGEMENT COMPANY LLC is a wholly-owned subsidiary of Boston Private Financial Holdings, Inc., a publicly traded company listed on the NASDAQ exchange.

o TCW INVESTMENT MANAGEMENT COMPANY is a subsidiary of The TCW Group, Inc. The TCW Group, Inc. is a subsidiary of Societe Generale Asset Management S.A., which is owned by Societe Generale S.A.

o THIRD AVENUE MANAGEMENT LLC is majority owned by Affiliated Managers Group, Inc. Affiliated Managers Group, Inc. is a publicly traded company listed on the NYSE.

o EAGLE ASSET MANAGEMENT INC. is a wholly owned money management subsidiary of Raymond James Financial, Inc. Raymond James Financial, Inc. is a publicly traded company listed on the NYSE.

o TODD INVESTMENT ADVISORS, INC. is a wholly-owned subsidiary of Fort Washington Investment Advisors, Inc. Fort Washington Investment Advisors, Inc. is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm may be deemed to be affiliates of Todd Investment Advisors, Inc.

o FORT WASHINGTON INVESTMENT ADVISORS, INC. is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm may be deemed to be affiliates of Fort Washington Investment Advisors, Inc.

o DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. is a wholly-owned subsidiary of Deutsche Bank AG.

o OPPENHEIMER CAPITAL LLC is a wholly-owned subsidiary of Allianz Global Investors Holdings LLC, which is a wholly-owned subsidiary of Allianz Global Investors U.S. Equities LLC. Allianz Global Investors U.S. Equities LLC is a wholly-owned subsidiary of Allianz Global Investors of America L.P. The general partner of Allianz Global Investors of America L.P. is Allianz-PacLife Partners LLP. Allianz AG has majority ownership of, and controls, Allianz Global Investors of America L.P. and its subsidiaries, including Oppenheimer Capital LLC.

                               PORTFOLIO MANAGERS

The following charts list the Funds' portfolio managers, the number of their other managed accounts per investment category, the total assets in each category of managed accounts and the beneficial ownership in their managed Fund(s) at the end of the December 31, 2005 fiscal year. Listed below the charts is (i) a description of accounts managed where the advisory fee is based on the performance of the account, if any, (ii) a description of the portfolio managers' compensation structure at the end of the December 31, 2005 fiscal year, and (iii) a description of any material conflicts that may arise in connection with the portfolio manager's management of the Fund's investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager, if any.

BARON SMALL CAP FUND - BAMCO, INC.


                                                   OTHER ACCOUNTS MANAGED
-------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF    TOTAL              BENEFICIAL
                                                           ACCOUNTS     ASSETS IN          OWNERSHIP
                                                                        ACCOUNTS           IN FUND
-------------------------------------------------------------------------------------------------------------
Ronald Baron            Registered Investment Companies    7            $10.3 billion      None
-------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   5            $156 million
-------------------------------------------------------------------------------------------------------------
                        Other Accounts                     54           $520 million
-------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Two "Other Pooled Investment Vehicles" have an advisory fee based on the account's performance. The total assets in these accounts are $69 million. One of these "Other Pooled Investment Vehicles" is a "fund of funds" with assets of $55 million.

COMPENSATION STRUCTURE. Mr. Baron's compensation is fixed, based on the terms of an employment contract. Mr. Baron's compensation includes a fixed base salary and a bonus that it roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as BAMCO's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of BAMCO's assets under management. Consideration was given to Mr. Baron's reputation, the long-term performance of the funds under his management and the profitability of BAMCO. In addition to cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

CONFLICTS OF INTEREST. Conflicts of interest could arise in connection with managing multiple funds and the clients of BAMCO and its affiliated investment adviser. Because of market conditions, client investment guidelines and the consideration of such factors as current holidays, cash availability, and diversification considerations, not all investment opportunities will be available to all clients at all times. BAMCO has allocation policies designed to ensure that no BAMCO client is systematically given preferential treatment over time. BAMCO's Chief Compliance Officer monitors allocations for consistency with this policy. Because an investment opportunity may be suitable for multiple accounts, a BAMCO client may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the clients managed by BAMCO and its affiliates.

To the extent that the Fund's portfolio manager has responsibilities for managing other BAMCO client accounts or client accounts of an affiliated adviser, the portfolio manager divides his time and attention among relevant accounts.

A conflict could arise when a portfolio manager has an investment in one BAMCO client as opposed to another or has a larger investment in one BAMCO client than in others he manages. BAMCO could also receive a performance-based fee with respect to certain accounts. A conflict could also arise where one client pays a higher or lower fee than other clients.

BAMCO believes that it has policies and procedures in place that address the BAMCO clients' potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.

MID CAP GROWTH FUND - TCW INVESTMENT MANAGEMENT COMPANY
                      WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC


                                                                      OTHER ACCOUNTS MANAGED
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF     TOTAL                    BENEFICIAL
                                                                            ACCOUNTS      ASSETS IN                OWNERSHIP
PORTFOLIO MANAGER                                                                         ACCOUNTS                 IN FUND
-----------------------------------------------------------------------------------------------------------------------------------
Nicholas Galluccio (TCW)   Registered Investment                            7             $  1,959,000,000         None
                           Companies
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Pooled Investment Vehicles                 9             $    877,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Accounts                                   48            $  3,811,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Susan Suvall (TCW)         Registered Investment Companies                  7             $  1,959,000,000         None
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Pooled Investment Vehicles                 9             $    877,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Accounts                                   48            $  3,811,200,000
-----------------------------------------------------------------------------------------------------------------------------------
William Muggia             Registered Investment Companies*                 8             $  2,290,869,184         None
(Westfield)
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Pooled Investment Vehicles*                3             $    420,697,661
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Accounts*                                  521           $  6,015,887,083
-----------------------------------------------------------------------------------------------------------------------------------
Arthur Bauernfeind         Registered Investment Companies*                 8             $  2,290,869,184         None
(Westfield)
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Pooled Investment Vehicles*                1             $     17,761,567
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Accounts*                                  522           $  6,024,161,864
-----------------------------------------------------------------------------------------------------------------------------------
Ethan Meyers (Westfield)   Registered Investment Companies*                 8             $  2,290,869,184         None
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Pooled Investment Vehicles*                1             $     17,761,567
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Accounts*                                  519           $  5,994,016,974
-----------------------------------------------------------------------------------------------------------------------------------
Scott Emerman (Westfield)  Registered Investment Companies*                 8             $  2,290,869,184         None
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Pooled Investment Vehicles*                1             $     17,761,567
-----------------------------------------------------------------------------------------------------------------------------------
                           Other Accounts*                                  521           $  5,994,815,033
-----------------------------------------------------------------------------------------------------------------------------------
* Represents accounts managed by the Westfield Investment Committee. The four primary managers of the Westfield Investment
  Committee are listed on the chart. "Other Accounts" include each portfolio manager's personal accounts in which he has investment discretion.

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE (TCW). Mr. Galluccio and Ms. Suvall co-manage 1 pooled investment vehicle and 7 other accounts where the advisory fee is based on the performance of the account. The total assets in the pooled investment vehicle are $8,163,781 and the total assets in the other accounts are $259,845,790.

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE (WESTFIELD). Mr. Muggia is the portfolio manager for three pooled investment vehicles (limited partnerships) where the advisory fee is based on the performance of the account. The total assets in these accounts are $420,697,661. The remaining primary managers of the Westfield Investment Committee manage one other pooled investment vehicle (limited partnership) and 13 other accounts (separately managed accounts) where the advisory fee is based on the performance of the account. The total assets in the limited partnership are $17,761,567 and the total assets in the separately managed accounts are $845,774,930.

COMPENSATION STRUCTURE (TCW). Mr. Galluccio and Ms. Suvall are paid a fixed base salary and fee sharing based compensation (fee sharing). Fee sharing generally represents most of the portfolio managers' total compensation and is linked quantitatively to a fixed percentage of fee revenues of accounts in the investment strategy area for which the managers are responsible. Fee sharing applies to all TCW accounts managed by the portfolio managers and is paid quarterly.

Fee sharing revenues for each portfolio manager are allocated to a pool and fee sharing compensation is paid out after the deduction of group expenses. Fee sharing revenues included in this pool include only those from the products managed by the portfolio managers. The fee sharing percentage used to compensate the portfolio managers for management of the Fund is the same as that used to compensate them for all other TCW client accounts they manage. In general, portfolio managers do not receive discretionary bonuses.

Certain accounts of TCW have a performance fee in addition to or in lieu of a flat asset-based fee. These performance fees can be (a) asset-based fees, the percentage of which is tied to the performance of the account relative to a benchmark or (b) a percentage of the net gains of the account over a threshold gain tied to a benchmark. For these accounts, the portfolio managers' fee sharing compensation will apply to such performance fees. The fee sharing percentage in the case of performance fees is generally the same as it is for the fee sharing compensation applicable to the Fund.

Each portfolio manager also participates in other TCW compensation programs, which are not tied to the accounts managed by such portfolio manager. Each portfolio manager is a holder of stock and/or stock options of TCW and/or TCW's parent company, Societe Generale.

COMPENSATION STRUCTURE (WESTFIELD). Mr. Emerman and Mr. Meyers are eligible for a fixed base salary and an annual bonus. The bonus is based on their individual overall performance, as well as the financial performance of the company. Specific performance criteria include the quantity and quality of recommendations submitted to the investment committee, as well as attitude, teamwork, communication and motivation. Individual performance attribution is also reviewed. Both Mr. Emerman and Mr. Meyers may also receive stock options from Westfield's parent company, Boston Private Financial Holdings. As members of the investment committee, they may each receive a bonus derived from the performance fees earned on the partnerships as distributed under the discretion of the portfolio manager.

Mr. Muggia and Mr. Bauernfeind are eligible for a fixed base salary and an annual bonus, which is paid the month after year end. The bonus is based on the overall financial performance of the company and can vary depending on company results. They are also eligible to participate in the Boston Private Financial Holdings Deferred Compensation Plan. Each may also receive stock options from Westfield's parent company, Boston Private Financial Holdings. Mr. Muggia is also entitled to receive, and has discretion to distribute, a portion of the performance fees earned on the limited partnerships he manages.

CONFLICTS OF INTEREST (TCW). Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as a pooled investment vehicle or other account with a performance based fee.

CONFLICTS OF INTEREST (WESTFIELD). Westfield seeks to identify areas of potential conflicts of interest resulting from managing both the Fund and other accounts. Westfield has adopted polices and procedures to address such potential conflicts.

The management of multiple funds and accounts may result in allocating unequal attention and time to the management of each fund and account if each has different objectives, benchmarks, time horizons and fees, as the lead portfolio manager must allocate his time and the team's investment ideas across multiple funds and accounts. A conflict of interest can also arise between those portfolios that incorporate a performance fee with a base advisory fee and the Fund. From time to time, the same securities may be recommended for both types of accounts. If this is the case, the securities are allocated in a manner Westfield believes to be fair and equitable to all effected funds and accounts. Although Westfield seeks best execution for security transactions, a potential conflict can exist in determining which broker to use to execute transaction orders because Westfield may be limited by a client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Westfield executes such directed arrangements last. Furthermore, personal accounts may give rise to potential conflicts of interest; trading in personal accounts is regulated by the firm's Code of Ethics.

THIRD AVENUE VALUE FUND- THIRD AVENUE MANAGEMENT LLC

                                                                   OTHER ACCOUNTS MANAGED
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF             IN ACCOUNTS           OWNERSHIP IN
                                                           ACCOUNTS                             FUND
-----------------------------------------------------------------------------------------------------------------
Curtis Jensen           Registered Investment Companies    4              $4.4 billion          None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                     4              Over $1 million
-----------------------------------------------------------------------------------------------------------------
Ian Lapey               Registered Investment Companies    4              $2.2 billion          None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   5              $120.2 million
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                     0              $0
-----------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Lapey manages one "Other Pooled Investment Vehicle" where the advisory fee is based on the performance of the account. The total assets in the account are $1.3 million.

COMPENSATION STRUCTURE. Each portfolio manager receives a fixed base salary and a cash bonus, payable each year. A portion of the bonus is deferred pursuant to a deferred compensation plan of Third Avenue. The bonus is determined in the discretion of senior management of Third Avenue and is based on a qualitative analysis of several factors, including the profitability of Third Avenue and the contribution of the portfolio manager. Portfolio managers who perform additional management functions within Third Avenue may receive additional compensation in these other capacities. Mr. Jensen does not receive any compensation for managing his "Other Accounts," as they are managed in a personal capacity.

CONFLICTS OF INTEREST. Circumstances may arise under which Third Avenue determines that, while it would be both desirable and suitable that a particular security or other investment be purchased or sold for the account of more than one of its client accounts, there is a limited supply or demand for the security or other investment. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. Third Avenue has adopted policies and procedures to monitor and manage these potential conflicts of interest to protect its clients' interests.

GROWTH & INCOME FUND - DEUTSCHE INVESTMENT MANAGEMENT AMERICAS, INC.

                                                                   OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF             IN ACCOUNTS           OWNERSHIP IN
                                                           ACCOUNTS                             FUND
--------------------------------------------------------------------------------------------------------------------
Tom Sassi               Registered Investment Companies    3              $ 3,267,846,245        None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   2              $    22,289,373
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     74             $ 4,043,932,244
--------------------------------------------------------------------------------------------------------------------
Steven Scrudato         Registered Investment Companies    3              $ 2,407,629,589        None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   2              $    22,289,373
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     74             $ 4,043,932,244
--------------------------------------------------------------------------------------------------------------------

COMPENSATION STRUCTURE. Mr. Sassi and Mr. Scrudato are each paid (i) a fixed base salary that is linked to his job function, responsibilities and financial services industry peer comparison and (ii) variable compensation that is linked to investment performance, individual contributions to the team and the financial results of DWS Scudder and Deutsche Bank. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that includes a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, DIMA uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, DIMA considers a number of quantitative and qualitative factors such as:

o     DWS Scudder's performance and the performance of Deutsche Asset
      Management;

o Quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

o Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, DIMA assesses compliance, risk management and teamwork skills.

o Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of DIMA, are part of a discretionary component that gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

In addition, DIMA analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

CONFLICTS OF INTEREST. DIMA is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, DIMA is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by Deutsche Bank AG for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of DIMA's advisory clients. DIMA has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

o Certain investments may be appropriate for the Fund and also for other clients advised by DIMA, including other client accounts managed by the Fund's portfolio managers. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of DIMA may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of DIMA. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by DIMA to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of DIMA in the interest of achieving the most favorable net results to the Fund and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. DIMA attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where DIMA has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. DIMA will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, DIMA has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

BALANCED FUND - OPPENHEIMER CAPITAL LLC

                                                                  OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF             IN ACCOUNTS           OWNERSHIP IN FUND
                                                           ACCOUNTS
--------------------------------------------------------------------------------------------------------------------
Matthew Greenwald       Registered Investment Companies    5              $7,602,974,613        None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   2              $   48,493,854
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     32             $1,302,459,552
--------------------------------------------------------------------------------------------------------------------
Louis Goldstein         Registered Investment Companies    5              $4,671,039,313        None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   2              $   61,614,921
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     41             $1,407,031,145
--------------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Greenwald manages one "Other Account" where the advisory fee is based on the performance of the account. The total assets in the account are $15,525,030.

COMPENSATION STRUCTURE. Mr. Greenwald and Mr. Goldstein's compensation consists of a base salary that intends to be competitive in light of the manager's experience and responsibilities. The firm's management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager shares in a bonus pool that links pay to two core elements: quantitatively measured investment results and firm profitability. At the start of the year, each portfolio manager receives an allocated target percentage of the pool. The initial target allocation is a measure of past performance, current job accountability and expectation, and competitive market practice. At year-end the firm's Chief Executive Officer and Chief Investment Officer determine the size of the pool based on overall investment results, firm profitability, asset flows and external market compensation levels. Each portfolio manager participates in the Allianz Equity Incentive Plan that awards shares in a substantial pool of funds. The value of the pool is determined by the cumulative revenue growth of Oppenheimer Capital over rolling three-year periods. Shares in the pool vest three years after they are awarded, if the manager remains at the firm. Each portfolio manager is also eligible to participate in a non-qualified deferred compensation plan that affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the plan.

CONFLICTS OF INTEREST. As indicated above, the portfolio managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as or different from, the Fund's investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or the portfolio manager may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by Oppenheimer have the same management fee. If the management fee structure of another fund or account is more advantageous to Oppenheimer than the fee structure of the Fund, Oppenheimer could have an incentive to favor the other fund or account. However, Oppenheimer's compliance policies and procedures and Code of Ethics recognize Oppenheimer's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and such policies and procedures and Code of Ethics are designed to preclude the portfolio manager from favoring one client over another. It is possible, of course, that those compliance policies and procedures may not always be adequate to do so.

EAGLE CAPITAL APPRECIATION FUND - EAGLE ASSET MANAGEMENT, INC.

                                                                     OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF             IN ACCOUNTS           OWNERSHIP IN
                                                           ACCOUNTS                             FUND
--------------------------------------------------------------------------------------------------------------------
Richard Skeppstrom      Registered Investment Companies    4              $333,440,103          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     6,331          $1,942,836,769
--------------------------------------------------------------------------------------------------------------------
E. Craig Dauer          Registered Investment Companies    4              $333,440,103          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     6,331          $1,942,836,769
--------------------------------------------------------------------------------------------------------------------
John Jordan             Registered Investment Companies    4              $333,440,103          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     6,331          $1,942,836,769
--------------------------------------------------------------------------------------------------------------------
Robert Marshall         Registered Investment Companies    4              $333,440,103          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     6,331          $1,942,836,769
--------------------------------------------------------------------------------------------------------------------

COMPENSATION STRUCTURE. All portfolio managers receive a fixed base salary, a variable bonus and deferred compensation. The fixed salary is based on the scale and complexity of a portfolio manager's responsibilities. The portfolio manager's variable bonus is based on revenues on accounts under management and the relative (pre-tax) performance (typically 1 and 3 year performance) of these accounts. In determining the bonus, Eagle may afford differing weights to specific funds, accounts or products based on a portfolio manager's contribution or responsibility to the team. All portfolio managers receive various forms of deferred compensation that provide long-term financial incentives. They participate in a non-qualified stock option program that vests at the end of the seventh year following their employment dates. All portfolio managers also receive benefits from the parent company, including a 401(k) plan, profit sharing plan, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan.

CONFLICTS OF INTEREST. Eagle's portfolio management team manages other accounts with investment strategies similar to the Eagle Capital Appreciation Fund. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts and the portfolio manager(s) may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Fund. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. Eagle's portfolio managers are compensated based on the composite performance of funds and accounts in each product serviced by the manager on the portfolio management team. This compensation evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager's contribution or responsibility to the team. This weighing process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the Fund.

However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle's Code of Ethics there are certain procedures in place to avoid conflicts of interest when the portfolio managers and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for Eagle's clients. Eagle has established procedures to mitigate conflicts arising from a portfolio manager's compensation weighing process, including a review of performance dispersion across all firm managed accounts and the establishment of policies to monitor trading and best execution for all managed accounts.

VALUE PLUS FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                   OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF      TOTAL ASSETS          BENEFICIAL
                                                           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
John Holden             Registered Investment Companies    1              $ 75,622,103          $100,001-$500,000
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     34             $535,361,212
--------------------------------------------------------------------------------------------------------------------
Brad Reed               Registered Investment Companies    1              $ 75,622,103           None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     34             $535,361,212
--------------------------------------------------------------------------------------------------------------------

HIGH YIELD FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF      TOTAL ASSETS          BENEFICIAL
                                                           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
Brendan White           Registered Investment Companies    2              $146 million          $1-$10,000
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   2              $122 million
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     14             $1.8 billion
--------------------------------------------------------------------------------------------------------------------

CORE BOND FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                      OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF      TOTAL ASSETS          BENEFICIAL
                                                           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
Timothy Policinski      Registered Investment Companies    1              $60.6 million         None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     40             $1.6 billion
--------------------------------------------------------------------------------------------------------------------
Daniel Carter           Registered Investment Companies    1              $60.6 million         None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     40             $1.6 billion
--------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF      TOTAL ASSETS          BENEFICIAL
                                                           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
John Goetz              Registered Investment Companies    7              $1,105,647,199        None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     4              $1,019,238,666
--------------------------------------------------------------------------------------------------------------------
Jay Devine              Registered Investment Companies    6              $1,028,903,164        None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     2              $1,015,701,821
--------------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Holden and Mr. Reed manage one "Other Account" where the advisory fee is based on the performance of the account. The total assets in this account are $3,230,440.

COMPENSATION STRUCTURE- All portfolio managers receive a fixed base salary and performance bonuses. Bonuses are based on the overall performance of Fort Washington as well as the level of assets in the manager's asset category. Bonuses for senior managers (John Holden, Brendan White, Timothy Policinski and John Goetz) are based on overall firm performance. Bonuses for junior managers (Daniel Carter, Jay Devine and Brad Reed) are based on the one- and three-year pre-tax performance of their managed asset category as compared to the benchmark of their managed asset category. Each portfolio manager is granted long-term deferred compensation that is tied to the pre-tax performance of his portfolio and is vested. The pre-tax performance of each Fund is measured against its benchmark in the prospectus. (The Money Market Fund does not list a benchmark in the prospectus and is measured against the iMoneyNet First Tier Money Fund Average). The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm's President and approved by the Board of Directors.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance- based accounts. Mr. Holden and Mr. Reed manage a performance-based account in addition to the Value Plus Fund. From time to time, the same securities may be recommended for both types of accounts.

ENHANCED DIVIDEND 30 FUND - TODD INVESTMENT ADVISORS, INC.

                                                                  OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF      TOTAL ASSETS          BENEFICIAL
                                                           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
Curtiss Scott           Registered Investment Companies    5              $96,207,512           None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------
John White              Registered Investment Companies    5              $96,207,512           None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------

CONSERVATIVE ETF FUND - TODD INVESTMENT ADVISORS, INC.

                                                                   OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF      TOTAL ASSETS          BENEFICIAL
                                                           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
Curtiss Scott           Registered Investment Companies    5              $113,470,623          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------
John White              Registered Investment Companies    5              $113,470,623          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------

MODERATE ETF FUND - TODD INVESTMENT ADVISORS, INC.

                                                             OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF      TOTAL ASSETS          BENEFICIAL
                                                           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
Curtiss Scott           Registered Investment Companies    5              $102,422,669          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------
John White              Registered Investment Companies    5              $102,422,669          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------

AGGRESSIVE ETF FUND - TODD INVESTMENT ADVISORS, INC.

                                                                   OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF      TOTAL ASSETS          BENEFICIAL
                                                           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
Curtiss Scott           Registered Investment Companies    5              $107,046,616          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------
John White              Registered Investment Companies    5              $107,046,616          None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------

ENHANCED ETF FUND - TODD INVESTMENT ADVISORS, INC.

                                                            OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                          NUMBER OF      TOTAL ASSETS          BENEFICIAL
                                                           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
Curtiss Scott           Registered Investment Companies    5              $94,811,272           None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------
John White              Registered Investment Companies    5              $94,811,272           None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles   0              $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                     65             $2.1 billion
--------------------------------------------------------------------------------------------------------------------

COMPENSATION STRUCTURE. Each portfolio manager is provided a fixed base salary and short-term bonus arrangement. The specific compensation a portfolio manager receives from the short-term bonus pool is based primarily on the firm's profitability and secondarily on how each individual contributes to the organization. Todd's parent also has long-term deferred compensation arrangement that provides significant additional incentives for key professionals to remain within the organization.

CONFLICTS OF INTEREST. Todd believes the management of its accounts, including the Funds, does not present any material conflicts of interest either in the devotion of time, attention or the allocation of investment opportunities. The Enhanced Dividend 30 Fund focuses on the stocks of the Dow Jones Industrial Average, thirty widely held stocks that trade well in the marketplace. The ETF Funds trade in securities that Todd does not use frequently in its other management styles. Todd's other managed accounts concentrate on larger capitalization, well traded securities. Allocation of investment opportunities is not an issue within this universe.

                                 THE DISTRIBUTOR

Touchstone Securities, Inc. ("Touchstone Securities"), 303 Broadway, Cincinnati, Ohio 45202, is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds under the terms of a Distribution Agreement. Touchstone Securities is an affiliate of the Advisor by reason of common ownership. Touchstone Securities is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. Touchstone Securities receives no compensation under the Distribution Agreement.

Ms. McGruder may be deemed to be an affiliate of Touchstone Securities because of her position as a Director of the Advisor and Touchstone Securities. Mr. Barrett may be deemed to be an affiliate of Touchstone Securities because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone Securities. Mr. Lindholm may be deemed to be an affiliate of Touchstone Securities because of his position as a Director of Integrity Life Insurance Company and National Integrity Life Insurance Company, wholly-owned subsidiaries of Western & Southern Life Insurance Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm, by reason of such affiliations, may directly or indirectly receive benefits from any underwriting fees paid to Touchstone.

Touchstone Securities may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Funds and/or other funds in the Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

The Money Market Fund's Service Class Shares may compensate dealers, including Touchstone Securities and its affiliates, based on the average balance of all accounts in Service Class Shares of the Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.

                              DISTRIBUTION PLAN

SERVICE CLASS SHARES. The Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for the Money Market Fund that permits its Service Class shares to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone Securities. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of Service Class shares. For the fiscal year ended December 31, 2005 Service Class shares paid $88,872 in distribution related expenses. All payments were to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

GENERAL INFORMATION -- Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Money Market Fund's Service Class shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements. Some financial intermediaries charge fees in excess of the amounts available under the Plan, in which case the Advisor pays the additional fees.

The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Class shares of the Money Market Fund. In the event the Plan is terminated in accordance with its terms, Service Class shares will not be required to make any payments for expenses incurred by Touchstone Securities after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Class shares of the Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to materially increase the amount spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

John F. Barrett, Jill T. McGruder and John R. Lindholm, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

                               PORTFOLIO TURNOVER

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. High turnover may also increase the amount of brokerage commissions. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate. A Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover. The Sub-Advisor intends to hold securities of the Money Market Fund to maturity and limit portfolio turnover to the extent possible. The High Yield Fund does not intend to purchase securities for short term trading, however, a security may be sold in anticipation of market decline, or purchased in anticipation of a market rise and later sold. Securities in the High Yield Fund will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased, when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

The higher portfolio turnover for the Mid Cap Growth Fund during the 12-31-04 fiscal year is due to fluctuations in its asset levels.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Touchstone Funds have adopted policies and procedures for disclosing the Funds' portfolio securities to any person requesting this information. These policies and procedures are monitored on an on-going basis by the Board of Trustees through periodic reporting by the Funds' Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by the Fund, the Advisor, or any other party in connection with the disclosure of information about portfolio securities. The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

      1) Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter-end and routine shareholder reports distributed to shareholders within 60 days after the six-month end;

      2)    A routine request made by a Sub-Advisor for a Fund that it manages;

      3) For use in preparing and distributing routine periodic reporting to market data agencies (Morningstar, Lipper, Bloomberg, Standard & Poor's and Thompson Financial);

      4) A request by executive officers of the Advisor for routine oversight and management purposes;

      5) For use in preparing and distributing routine shareholder reports, including disclosure to Ernst & Young LLP, (the Trust's independent registered public accounting firm), Chirp! Typesetting and Design, (typesetter) and Financial Graphic Services (printer).

The Funds provide their full holdings to various market data agencies and to their public accountants, typesetter and printer on an on-going basis. The Funds provide their full holdings to various market data agencies monthly, as of the end of a calendar month, within one to ten business days after month end. The Funds provide their full holdings to their independent accountants, annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Funds provide their full holdings to their typesetter and printer, quarterly, as of the end of a calendar quarter, within ten to forty days after quarter end. All other disclosures are made in accordance with the requests of the parties indicated above. Employees of Touchstone Investments and the Funds' Sub-Advisors that are access persons under the Funds' Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, the custodian of the Funds' assets and the Funds' accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund's portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, Touchstone, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

                          ADDITIONAL SERVICE PROVIDERS

INTEGRATED FUND SERVICES, INC. ("INTEGRATED")

Integrated, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, serves as administrator, accounting agent and transfer agent and also provides compliance services to the Trust. Integrated is a wholly-owned indirect subsidiary of IFS Holdings, Inc., which is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. Integrated is an affiliate of the Advisor, certain Fund Sub-Advisors and Touchstone Securities by reason of common ownership. For its services as administrator and accounting agent, each Fund pays a monthly fee to Integrated based on its average daily net assets. Integrated waived all of its transfer agent fees during the December 31, 2005 fiscal year.

The Funds paid the following administration fees for the periods indicated:

ADMINISTRATION FEES              For the Fiscal  For the Fiscal   For the Fiscal
                                   Year Ended     Period Ended      Year Ended
                                    12/31/05        12/31/04         12/31/03
                                    --------        --------         --------
Mid Cap Growth Fund                 $ 23,998        $ 24,207         $ 23,998
Enhanced Dividend 30 Fund           $ 23,998        $ 23,998         $ 23,998
Value Plus Fund                     $ 23,998        $ 23,998         $ 23,998
Growth & Income Fund                $ 23,998        $ 23,998         $ 23,998
Balanced Fund                       $ 23,998        $ 23,998         $ 23,998
High Yield Fund                     $ 24,671        $ 24,729         $ 27,996
Core Bond Fund                      $ 24,189        $ 24,666         $ 26,696
Money Market Fund                   $ 51,230        $ 58,433         $ 49,833
Conservative ETF Fund               $ 23,998        $      0*              --
Moderate ETF Fund                   $ 23,998        $      0*              --
Aggressive ETF Fund                 $ 23,998        $      0*              --
Enhanced ETF Fund                   $ 23,998        $      0*              --

                                 For the Fiscal  For the Fiscal    For the Six
                                   Year Ended      Year Ended      Months Ended
                                    12/31/05        12/31/04        12/31/03
                                    --------        --------         --------
Baron Small Cap Fund                $ 23,998        $ 23,998         $ 10,065
Third Avenue Value Fund             $ 59,718        $ 46,884         $ 18,000
Eagle Capital Appreciation Fund     $ 23,998        $ 23,998         $ 11,597

* Each ETF Fund incurred $11,031 in administration fees. These fees were paid by the Advisor.

** Prior to April 28, 2003, the Baron Small Cap Fund, Third Avenue Value Fund and Eagle Capital Appreciation Fund did not pay administration fees.

The Funds paid the following accounting and pricing fees for the periods indicated.

ACCOUNTING AND PRICING FEES      For the Fiscal  For the Fiscal   For the Fiscal
                                   Year Ended     Period Ended      Year Ended
                                    12/31/05        12/31/04         12/31/03
                                    --------        --------         --------
Mid Cap Growth Fund                 $ 15,998        $ 16,147         $ 15,998
Enhanced Dividend 30 Fund           $ 15,998        $ 15,998         $ 15,998
Value Plus Fund                     $ 15,998        $ 15,998         $ 15,998
Growth & Income Fund                $ 15,998        $ 15,998         $ 15,998
Balanced Fund                       $ 15,998        $ 15,998         $ 15,998
High Yield Fund                     $ 16,475        $ 17,122         $ 17,999
Core Bond Fund                      $ 16,099        $ 16,335         $ 17,900
Money Market Fund                   $ 34,113        $ 39,260         $ 33,089
Conservative ETF Fund               $ 15,998        $      0*              --
Moderate ETF Fund                   $ 15,998        $      0*              --
Aggressive ETF Fund                 $ 15,998        $      0*              --
Enhanced ETF Fund                   $ 15,998        $      0*              --

                                    For the Fiscal  For the Fiscal  For the Six     For the
                                      Year Ended      Year Ended    Months Ended  Year Ended
                                       12/31/05        12/31/04      12/31/03       6/30/03
                                       --------        --------      --------      --------
Baron Small Cap Fund                   $ 15,998        $ 15,998      $  6,760      $  3,111
Third Avenue Value Fund                $ 39,812        $ 31,238      $ 12,050      $  3,761
Eagle Capital Appreciation Fund        $ 15,998        $ 15,998      $  7,730      $  2,893

* Each ETF Fund incurred $7,354 in accounting and pricing fees. These fees were paid by the Advisor.

COMPLIANCE SERVICE FEES

Integrated provides compliance program development, implementation and administration services to the Trust pursuant to a Compliance Services Agreement entered into on October 5, 2004. For providing compliance services to the Trust, the Funds pay a one-time compliance program development and implementation fee plus an annual compliance administration fee. The Funds also pay other costs and expenses incurred in connection with the services provided under the Compliance Services Agreement. Set forth below are the compliance service fees paid by the Funds during the stated periods.

--------------------------------------------------------------------------------
                                  For the Fiscal Year        For the Period
                                    Ended 12/31/05         October 4, 2004 -
                                                            December 31, 2004
--------------------------------------------------------------------------------
Baron Small Cap Fund                     $470                      $783
--------------------------------------------------------------------------------
Mid Cap Growth Fund                      $918                     $1,506
--------------------------------------------------------------------------------
Third Avenue Value Fund                 $2,548                    $3,183
--------------------------------------------------------------------------------
Eagle Capital Appreciation Fund         $1,023                    $1,296
--------------------------------------------------------------------------------
Enhanced Dividend 30 Fund                $649                     $1,081
--------------------------------------------------------------------------------
Value Plus Fund                          $463                      $ 772
--------------------------------------------------------------------------------
Growth & Income Fund                    $1,028                    $1,286
--------------------------------------------------------------------------------
Balanced Fund                            $971                     $1,214
--------------------------------------------------------------------------------
High Yield Fund                         $1,003                    $1,672
--------------------------------------------------------------------------------
Core Bond Fund                          $1,009                    $1,682
--------------------------------------------------------------------------------
Money Market Fund                       $2,508                    $4,182
--------------------------------------------------------------------------------
Conservative ETF Fund                     $29                      $0*
--------------------------------------------------------------------------------
Moderate ETF Fund                         $15                      $0*
--------------------------------------------------------------------------------
Aggressive ETF Fund                       $15                      $0*
--------------------------------------------------------------------------------
Enhanced ETF Fund                         $ 0                      $0*
--------------------------------------------------------------------------------

* The Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Enhanced ETF Fund incurred $21, $21, $19 and $37, respectively, in compliance service fees. These fees were paid by the Advisor.

CUSTODIAN

Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, provides custodial services for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, serves as the independent registered public accounting firm for the Trust, providing audit services, tax return review and assistance and consultation in connection with the review of filings with the SEC.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

The Sub-Advisors are responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, to the extent and in the manner permitted by applicable law. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Sub-Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Sub-Advisors seek to evaluate the overall reasonableness of the brokerage commissions paid through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. In placing orders for the purchase and sale of securities for a Fund, the Sub-Advisors take into account such factors as price, commission (if any, negotiable in the case of national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker-dealer. The Sub-Advisors review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Sub-Advisors are authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. A Sub-Advisor may use this research information in managing a Fund's assets, as well as the assets of other clients.

The equity Funds may direct transaction to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Lynch Jones & Ryan Inc. The equity Funds (except the ETF Funds) may also participate in a custody offset program offered by Brown Brothers Harriman & Co. ("BBH"), the Trust's custodian, that provides a custody offset credit and a low commission rate for agency trades that do not include research services placed through BBH's brokerage firm. Under the BBH custody offset program, any payments or benefits accrued by or credited to a particular Fund are applied against the Fund's gross expenses. Accordingly, in the event the Advisor waives or limits its fees or assumes other expenses of a Fund in accordance with the Sponsor Agreement described herein, payments or benefits accrued by or credited to the Fund under the custody offset program may reduce the expense reimbursements owed by the Advisor to the Fund. Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the corresponding Sub-Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Sub-Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Sub-Advisor's staff. Such information may be useful to the Sub-Advisor in providing services to clients other than the Funds, and not all such information is used by the Sub-Advisor in connection with the Funds. Conversely, such information provided to the Sub-Advisor by brokers and dealers through whom other clients of the Sub-Advisor effect securities transactions may be useful to the Sub-Advisor in providing services to the Funds.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the respective Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

COMMISSIONS

The Funds paid the following brokerage commissions for the periods indicated:

                                        For the    For the   For the
                                         Year      Period      Year
                                         Ended      Ended     Ended
                                       12/31/05   12/31/04   12/31/03
                                       --------   --------   --------
Mid Cap Growth Fund                    $ 73,167   $169,656   $113,871
Enhanced Dividend 30 Fund              $ 15,875   $ 19,122   $ 15,462
Value Plus Fund                        $ 20,478   $ 14,864   $ 58,910
Growth & Income Fund                   $ 39,608   $ 32,282   $ 42,052
Balanced Fund                          $ 44,871   $ 41,539   $ 37,161
High Yield Fund                        $      0   $  5,180   $    457
Conservative ETF Fund                  $  4,211   $    486         --
Moderate ETF Fund                      $  9,906   $  1,280         --
Aggressive ETF Fund                    $  9,057   $  2,432         --
Enhanced ETF Fund                      $ 17,043   $    381         --

                                        For the    For the   For the     For the
                                         Year       Year      Period      Year
                                         Ended      Ended     Ended       Ended
                                       12/31/05   12/31/04   12/31/03   06/30/03
                                       --------   --------   --------   --------
Baron Small Cap Fund                   $ 12,719   $ 16,664   $ 15,005   $ 12,177
Third Avenue Value Fund                $ 50,365   $111,671   $102,822   $ 48,624
Eagle Capital Appreciation Fund        $ 29,534   $ 26,377   $ 69,510   $ 27,831

The lower commissions paid by the Mid Cap Growth Fund and the Third Avenue Value Fund during the December 31, 2005 fiscal year are due to lower portfolio turnover. The higher commissions paid by the ETF Funds during the December 31, 2005 fiscal year are due to increased assets.

During the fiscal year ended December 31, 2005, the amount of brokerage transactions and related commissions for the Funds directed to brokers due to research services provided were as follows:

                                   Brokerage            Brokerage
                                   Transactions         Commissions
                                   Directed to          from
                                   Research             Research
                                   -----------          --------
Mid Cap Growth Fund                $16,866,236          $25,833
Balanced Fund                      $36,677,925          $29,675
Value Plus Fund                    $ 5,032,731          $ 6,925
Third Avenue Value Fund            $ 1,101,468          $ 2,659

Baron Capital Inc. may be deemed to be an affiliate of the Baron Small Cap Fund because it is an affiliate of BAMCO, Inc., the sub-advisor for the Fund. On October 14, 2005, Baron Capital Inc. discontinued its brokerage operations and will no longer execute trades for the Baron Small Cap Fund. M.J. Whitman LLC and M.J. Whitman OTC may be deemed to be affiliates of the Third Avenue Value Fund because they are affiliates of Third Avenue Management LLC, the sub-advisor for the Fund. Listed below is information about the brokerage commissions paid to these affiliated brokers during the stated fiscal years.

DECEMBER 31, 2005 FISCAL YEAR

                                                     Amount                  Percentage of          Percentage of
                                                     of                      Aggregate              Aggregate
Broker                Fund                           Commissions             Commissions Paid       Transactions Effected
------                ----                           -----------             ----------------       ---------------------
Baron Capital, Inc.   Baron Small Cap Fund           $ 1,054                          8%                       28%
M.J. Whitman          Third Avenue Value Fund        $39,911                         79%                       81%


DECEMBER 31, 2004 FISCAL YEAR
                                                     Amount                  Percentage of          Percentage of
                                                     of                      Aggregate              Aggregate
Broker                Fund                           Commissions             Commissions Paid       Transactions Effected
------                ----                           -----------             ----------------       ---------------------
Baron Capital, Inc.   Baron Small Cap Fund           $ 5,917                         36%                       40%
M.J. Whitman          Third Avenue Value Fund        $93,693                         84%                       87%

During the fiscal year ended December 31, 2005, the Funds acquired securities of the Trust's regular broker-dealers as follows:

                                                                                        Number          Market
                                                                                      of Shares        Value at
Fund                               Broker-Dealer                                     at 12-31-05       12-31-05
---------------------------------------------------------------------------------------------------------------
Balanced Fund                      JPMorgan Chase & Co.                                 21,000       $  833,489
                                   Citigroup, Inc.                                      16,600          805,598
                                   Merrill Lynch & Co., Inc.                             7,100          480,883

Value Plus Fund                    Citigroup, Inc.                                      16,807       $  815,645
                                   Bank of America                                      16,778          774,305
                                   JPMorgan Chase & Co.                                 13,104          520,097
                                   Merrill Lynch & Co., Inc.                             6,081          411,866
                                   Lehman Brothers Holdings                              2,957          378,999

Growth & Income Fund               Bank of America                                      11,254       $  519,372
                                   Wachovia                                              8,100          428,166
                                   Citigroup, Inc.                                       8,600          417,358
                                   JPMorgan Chase & Co.                                 10,300          408,807
                                   Bear Stearns Companies                                1,900          219,507
                                   Merrill Lynch & Co., Inc.                             3,200          216,736
                                   Morgan Stanley                                        3,300          187,242

Enhanced Dividend 30 Fund          Citigroup, Inc                                       14,220          690,097
                                   JPMorgan Chase & Co.                                 14,220          564,392

Eagle Capital Appreciation Fund    Wachovia Corp.                                       21,700        1,147,062
                                   Citigroup, Inc.                                      20,600          999,718
                                   Bank of America Corp.                                21,200          978,380
                                   Merrill Lynch & Co., Inc.                             7,700          521,521

                                                                                                        Market
                                                                                   Principal Amount    Value at
Fund                               Broker-Dealer                                     at 12-31-05       12-31-05
---------------------------------------------------------------------------------------------------------------
Money Market Fund                  Merrill Lynch & Co.                                 400,000       $  400,713
                                   Morgan Stanley                                      200,000          200,172
                                   Bear Stearns Co., Inc.                              296,000          295,269
                                   Citigroup, Inc.                                     142,000          142,725
                                   Merrill Lynch & Co.                                 100,000           99,929
                                   Merrill Lynch & Co.                                 450,000          448,384
                                   Merrill Lynch & Co.                                 550,000          553,652
                                   Merrill Lynch & Co.                                 100,000           98,965
                                   Morgan Stanley                                    1,205,000        1,211,020
                                   Citigroup, Inc.                                     142,000          142,725
                                   Wachovia Corp.                                    1,100,000        1,106,513
                                   Wachovia Corp.                                    1,560,000        1,586,959
                                   Wachovia Corp.                                      210,000          213,152
                                   JPMorgan Chase & Co.                                200,000          203,139

Core Bond Fund                     Credit Suisse First Boston Mortgage Securities    1,000,000       $  984,030
                                   JPMorgan Capital                                    105,000          104,394
                                   Banc of America Commercial Mortgage                 585,000          569,370
                                   Credit Suisse First Boston Mortgage Securities      696,532          687,428
                                   JPMorgan Chase Commercial Mtg. Securities           735,000          760,637

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

OFFERING PRICE

Shares of the Funds are offered at net asset value ("NAV") as defined in the Prospectus.

VALUATION OF SECURITIES

The share price, ("NAV") of the Funds' shares is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m. eastern time), on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the Funds' share price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the 1940 Act, the Money Market Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of the Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Fund.

Pursuant to Rule 2a-7, the Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Fund will dispose of the security as soon as possible. The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review of the Fund's portfolio holdings by the Board of Trustees to determine whether the Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board has also established procedures designed to ensure that the Money Market Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Money Market Fund may tend to be higher than a like computation made by the fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Portfolio securities held by the Core Bond Fund or the High Yield Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures approved by and under the general supervision of the Board of Trustees.

The Funds may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Funds may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Board. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

REDEMPTION IN KIND

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities a shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares or with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

PURCHASE IN KIND

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment objectives and is otherwise acceptable to the Sub-Advisor.

                              TAXATION OF THE FUNDS

Each Fund intends to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); or of two or more issuers that the Fund controls that are engaged in the same or similar trades or business or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. The Funds will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. During the year ended December 31, 2005, the following Funds utilized capital loss carryforwards as follows:

Fund                                                                    Amount
----                                                                  ----------
Baron Small Cap Fund                                                  $  589,471
Eagle Capital Appreciation Fund                                       $3,039,246
Enhanced Dividend 30 Fund                                             $  609,883
High Yield Fund                                                       $  543,103
Value Plus Fund                                                       $1,673,457

The Funds' capital loss carryforwards for federal income tax purposes as of December 31, 2005 expire as follows. The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund                                        Amount          Expiration Date
----                                      ----------        -----------------
Core Bond Fund                            $  229,038        December 31, 2008
                                                  22        December 31, 2011
                                              59,279        December 31, 2012
                                              74,295        December 31, 2013

Eagle Capital Appreciation Fund*          $  716,783        December 31, 2009
                                           7,109,845        December 31, 2010

Enhanced Dividend 30 Fund                 $  408,210        December 31, 2011

High Yield Fund                           $  269,922        December 31, 2008
                                               6,124        December 31, 2009
                                             283,470        December 31, 2010
                                           1,376,648        December 31, 2011

Money Market Fund*                        $   35,009        December 31, 2006
                                              58,431        December 31, 2007
                                             104,616        December 31, 2008
                                             244,587        December 31, 2009
                                                  28        December 31, 2010
                                                 130        December 31, 2012

Third Avenue Value Fund                   $3,123,630        December 31, 2010
                                             216,360        December 31, 2011
                                              22,282        December 31, 2012

Value Plus Fund                           $3,338,978        December 31, 2010
                                           2,576,285        December 31, 2011

*     A portion of these capital losses may be limited under tax regulations.

From November 1, 2005 to December 31, 2005, the Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2006.

Fund                                                                     Amount
----                                                                    --------
Core Bond Fund                                                          $177,008
High Yield Fund                                                         $ 67,962
Third Avenue Value Fund                                                 $  8,994

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis.

FOREIGN TAXES

Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary.

FOREIGN INCOME TAXES: Net income or capital gains earned by any Fund investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced tax rate or even a tax exemption on related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Funds' assets to be invested within various countries is not known. Plus, a Fund may elect to treat foreign income taxes as income taxes paid by its shareholders for U.S. federal income tax purposes, under U.S. federal income tax principals, if a Fund meets certain requirements. These requirements of a Fund include:

            o     qualification as a regulated investment company;

            o     satisfaction of certain distribution requirements; and

            o more than 50% of the value of that Fund's assets at the close of the taxable year must consist of stocks or securities of foreign corporations.

If a Fund makes this election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders. The shareholders would then be allowed to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct it from their U.S. taxable income, if any. Shortly after any year for which it makes this election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.

      SPECIAL TAX CONSIDERATION: No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

DISTRIBUTIONS

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually. Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts, which issue your variable annuity contract or variable life policy, as the owner of the Funds' shares, may be affected. Each Fund's distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

FOREIGN WITHHOLDING TAXES

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING

A Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

TAXATION OF VARIABLE CONTRACTS

For a discussion of tax consequences of variable contracts, please refer to your insurance company's separate account prospectus.

Variable contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable contract, distributions from the contract may be subject to ordinary income tax and a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Department of the Treasury has issued regulations prescribing these diversification requirements. Each Fund intends to comply with these requirements. If a Fund failed to satisfy these requirements, a variable annuity or life insurance contract supported by an insurance company separate account invested in the Fund would not be treated as an annuity or life insurance for tax purposes and would no longer be eligible for tax deferral.

                             PERFORMANCE INFORMATION

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports, if accompanied by performance of your insurance company's corresponding insurance separate account. These performance figures are calculated in the following manner:

YIELD:

Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended December 31, 2005, the Funds' yields were as follows:

      Balanced Fund 1.70%    High Yield Fund 6.72%    Core Bond Fund 4.38%.

Yield quotations on investments in the Money Market Fund may be provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 -1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Money Market Fund does not normally recognize unrealized gains and losses under the amortized cost valuation method). The Money Market Fund 's current and effective yields for the seven days ended December 31, 2005 were 4.08% and 4.16%, respectively, for Institutional Shares and 3.82% and 3.89%, respectively, for Service Class Shares.

TOTAL RETURN:

A Fund's standardized average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate non-standardized total return figures that represent aggregate (not annualized) performance over any period or year-by-year performance. Total returns do not reflect variable annuity contract or variable life policy fees or other expenses. If reflected returns would be lower.

Average Annual
Total Return as of                                                                  Since         Inception
December 31, 2005                    One Year     Five Years     Ten Years        Inception         Date
---------------------------------------------------------------------------------------------------------------
Enhanced Dividend 30 Fund             -3.06%        -1.64%          N/A             -0.81%           5/1/99
Value Plus Fund                        2.17%         1.27%          N/A              3.31%           5/1/98
Growth & Income Fund                   1.86%         3.73%          N/A              4.70%           1/1/99
Balanced Fund                          6.61%         5.81%         9.12%            10.50%         11/21/94
High Yield Fund                        3.27%         9.05%          N/A              5.26%           5/1/99
Core Bond Fund                         1.68%         4.82%          N/A              4.54%           1/1/99
Money Market Fund - Class I            3.16%          N/A           N/A              1.97%           5/1/01
Money Market Fund - Service            2.90%          N/A           N/A              1.72%          7/15/03
Baron Small Cap Fund                   7.69%        10.97%         9.36%             9.32%         12/14/92
Third Avenue Value Fund               17.41%        14.53%        13.98%            14.40%         12/14/92
Eagle Capital Appreciation             0.05%        -5.30%         5.25%             6.57%         12/08/92
Mid Cap Growth Fund                   15.29%         7.56%        15.44%            15.74%         11/21/94
Conservative ETF Fund                  3.32%          N/A           N/A              5.89%          7/16/04
Moderate ETF Fund                      3.93%          N/A           N/A              7.89%          7/16/04
Aggressive ETF Fund                    4.63%          N/A           N/A              9.16%          7/16/04
Enhanced ETF Fund                      6.02%          N/A           N/A             13.42%          7/16/04

The Funds may also advertise total return (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

The total returns of the Funds as calculated in this manner for 10 years (or since inception) are as follows:

--------------------------------------------------------------------------------------------------------------------
Period          Baron         Mid Cap       Third Avenue    Eagle Capital   Enhanced     Value Plus     Growth &
Ended           Small         Growth        Value Fund(1)   Appreciation    Dividend     Fund(5)        Income
                Cap Fund(1)   Fund(2)                       Fund(3)         30 Fund(4)                  Fund(6)
--------------------------------------------------------------------------------------------------------------------
12-31-96         18.54%         11.16%         24.51%          13.95%
--------------------------------------------------------------------------------------------------------------------
12-31-97         25.08%         33.67%         30.42%          34.78%
--------------------------------------------------------------------------------------------------------------------
12-31-98         -0.61%          3.28%         18.41%          35.65%
--------------------------------------------------------------------------------------------------------------------
12-31-99         -2.57%         46.75%        -12.14%          35.51%                      15.02%
--------------------------------------------------------------------------------------------------------------------
12-31-00          1.25%         29.62%         11.16%         -22.45%         -2.95%        2.64%         12.16%
--------------------------------------------------------------------------------------------------------------------
12-31-01          6.60%         -2.62%         15.23%         -27.94%        -11.45%       -0.88%         -5.28%
--------------------------------------------------------------------------------------------------------------------
12-31-02        -14.05%        -22.31%        -17.49%         -30.47%        -22.67%      -26.65%        -14.90%
--------------------------------------------------------------------------------------------------------------------
12-31-03         33.43%         47.26%         40.19%          32.24%         32.00%       29.72%         32.84%
--------------------------------------------------------------------------------------------------------------------
12-31-04         27.82%         12.06%         25.93%          14.89%          5.08%       10.54%         10.10%
--------------------------------------------------------------------------------------------------------------------
12-31-05          7.69%         15.29%         17.41%           0.05%         -3.06%        2.17%         1.86%
--------------------------------------------------------------------------------------------------------------------

(1)   Inception was December 14, 1992.
(2)   Inception was November 21, 1994.
(3)   Inception was December 8, 1992.
(4)   Inception was May 1, 1999.
(5)   Inception was May 1, 1998.
(6)   Inception was January 1, 1999.

-----------------------------------------------------------------------------------------------------------------------
Period          Balanced      High Yield    Core Bond      Conservative    Moderate       Aggressive     Enhanced
Ended           Fund(1)       Fund(2)        Fund(3)       ETF Fund(4)     ETF Fund(4)    ETF Fund(4)    ETF Fund(4)
-----------------------------------------------------------------------------------------------------------------------
12-31-96         16.78%
-----------------------------------------------------------------------------------------------------------------------
12-31-97         18.61%
-----------------------------------------------------------------------------------------------------------------------
12-31-98          5.44%
-----------------------------------------------------------------------------------------------------------------------
12-31-99          9.62%
-----------------------------------------------------------------------------------------------------------------------
12-31-00         12.71%        -0.68%         9.20%
-----------------------------------------------------------------------------------------------------------------------
12-31-01          2.67%         6.93%         7.85%
-----------------------------------------------------------------------------------------------------------------------
12-31-02         -9.09%         2.82%         7.93%
-----------------------------------------------------------------------------------------------------------------------
12-31-03         21.57%        23.99%         3.49%
-----------------------------------------------------------------------------------------------------------------------
12-31-04          9.63%         9.55%         3.31%            5.22%           7.51%          8.62%          13.36%
-----------------------------------------------------------------------------------------------------------------------
12-31-05          6.61%         3.27%         1.68%            3.32%           3.93%          4.63%           6.02%
-----------------------------------------------------------------------------------------------------------------------

(1)   Inception was November 21, 1994.
(2)   Inception was May 1, 1999.
(3)   Inception was January 1, 1999.
(4)   Inception was July 16, 2004.

A nonstandardized quotation may also indicate aggregate cumulative rates of return. The cumulative rates of return of the Funds for the periods ended December 31, 2005 are as follows:

Aggregate Cumulative Returns           One          Five           Ten           Since         Inception
as of December 31, 2005                Year         Years         Years        Inception          Date
                                       ----         -----         -----        ---------          ----
Enhanced Dividend 30 Fund             -3.06%       -7.92%          N/A           -5.29%          5/1/99
Value Plus Fund                        2.17%        6.50%          N/A           28.38%          5/1/98
Growth & Income Fund                   1.86%       20.08%          N/A           37.89%          1/1/99
Balanced Fund                          6.61%       32.63%        139.31%        203.15%        11/21/94
High Yield Fund                        3.27%       54.22%          N/A           40.75%          5/1/99
Core Bond Fund                         1.68%       26.54%          N/A           36.42%          1/1/99
Money Market Fund - Class I            3.16%          N/A          N/A            9.53%          5/1/01
Money Market Fund - Service            2.90%          N/A          N/A            4.30%         7/15/03
Baron Small Cap Fund                   7.69%       68.27%        144.61%        219.86%        12/14/92
Third Avenue Value Fund               17.41%       97.08%        270.11%        478.20%        12/14/92
Eagle Capital Appreciation             0.05%      -23.84%         66.74%        129.62%        12/08/92
Mid Cap Growth Fund                   15.29%       43.93%        320.17%        407.42%        11/21/94
Conservative ETF Fund                  3.32%          N/A          N/A            8.71%         7/16/04
Moderate ETF Fund                      3.93%          N/A          N/A           11.73%         7/16/04
Aggressive ETF Fund                    4.63%          N/A          N/A           13.65%         7/16/04
Enhanced ETF Fund                      6.02%          N/A          N/A           20.18%         7/16/04

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services, to the performance of various indices and investments for which reliable performance data is available. The performance figures of unmanaged indices may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The performance of the Funds may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, The New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, The Wall Street Journal and CDA/Weisenberger Investment Companies Services.

                              FINANCIAL STATEMENTS

The financial statements for the Trust for the fiscal year ended December 31, 2005 are contained in the Annual Report and are incorporated by reference herein. The annual financial statements were audited by Ernst & Young LLP. A copy of the Annual Report will be provided, without charge, to each person receiving this SAI.

                                    APPENDIX

                        BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S BOND RATINGS

      Aaa. Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa. Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba. Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B. Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa. Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C. Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

      Should no rating be assigned, the reason may be one of the following:

      1.    An application for rating was not received or accepted.

      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

      3.    There is a lack of essential data pertaining to the issue or issuer.

      4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups that Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.

S&P'S BOND RATINGS

      AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

      A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

      BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

      BB, B, CCC, CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

      C1. The rating C1 is reserved for income bonds on which no interest is being paid.

      D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P'S COMMERCIAL PAPER RATINGS

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                                 TOUCHSTONE VARIABLE SERIES TRUST

                                 |_| TOUCHSTONE BARON SMALL CAP FUND
                                 |_| TOUCHSTONE MID CAP GROWTH FUND
                                 |_| TOUCHSTONE THIRD AVENUE VALUE FUND
                                 |_| TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                                 |_| TOUCHSTONE ENHANCED DIVIDEND 30 FUND
                                 |_| TOUCHSTONE VALUE PLUS FUND
                                 |_| TOUCHSTONE GROWTH & INCOME FUND
                                 |_| TOUCHSTONE BALANCED FUND
                                 |_| TOUCHSTONE HIGH YIELD FUND
INVESTMENT ADVISOR               |_| TOUCHSTONE CORE BOND FUND
Touchstone Advisors, Inc.        |_| TOUCHSTONE MONEY MARKET FUND
303 Broadway, Suite 1100         |_| TOUCHSTONE CONSERVATIVE ETF FUND
Cincinnati, OH  45202            |_| TOUCHSTONE MODERATE ETF FUND
                                 |_| TOUCHSTONE AGGRESSIVE ETF FUND
DISTRIBUTOR                      |_| TOUCHSTONE ENHANCED ETF FUND
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, OH  45202

ADMINISTRATOR, FUND ACCOUNTING
AGENT AND TRANSFER AGENT
Integrated Fund Services, Inc.         STATEMENT OF ADDITIONAL INFORMATION
P.O. Box 5354
Cincinnati, Ohio 45201-5354                       MAY 1, 2006

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

                                      PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)(1)    Amended and Restated Declaration of Trust (13)

(a)(2)    Amendment to Declaration of Trust (18)

(a)(3)    Amendment to Declaration of Trust is filed herewith.

(b)(1)    By-Laws of the Trust.(13)

(c)       Inapplicable.

(d)(1)    Amended and Restated Investment Advisory Agreement.(6)

(d)(2) Amended and Restated Sub-Advisory Agreement for the Value Plus Fund (Ft. Washington).(7)

(d)(3)    Sub-Advisory Agreement for the Core Bond Fund (Ft. Washington).(7)

(d)(4) Amended and Restated Sub-Advisory Agreement for the Emerging Growth Fund, renamed Mid Cap Growth Fund (Westfield Capital Management).(7)

(d)(5)    Sub-Advisory Agreement for the High Yield Fund (Ft. Washington). (7)

(d)(6)    Sub-Advisory Agreement for the Enhanced Dividend 30 Fund (Todd). (7)

(d)(7) Amendment to the Amended and Restated Investment Advisory Agreement adding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund.(7)

(d)(8) Amendment to the Amended and Restated Investment Advisory Agreement adding the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund. (11)

(d)(9)    Sub-Advisory Agreement for the Balanced Fund (OpCaP).(9)

(d)(9)(i) Novation of Sub-Advisory Agreement for the Balanced Fund (Oppenheimer) is filed herewith

(d)(10) Sub-Advisory Agreement for the Emerging Growth Fund, renamed Mid Cap Growth Fund (Trust Company of the West). (10)

(d)(11)   Form of Sub-Advisory Agreement for the Growth & Income Fund (Deutsche)
          (11)

(d)(12) Form of Sub-Advisory Agreement for the Baron Small Cap Fund (BAMCO, Inc.) (13)

(d)(13) Form of Sub-Advisory Agreement for the Third Avenue Value Fund (Third Avenue) (13)

(d)(14) Amendment to the Advisory Agreement adding breakpoints to the advisory fees. (13)

(d)(15) Amendment to the Advisory Agreement adding the Baron Small Cap Fund and reducing the advisory fee paid by the Money Market Fund. (13)

(d)(16) Amendment to the Advisory Agreement adding the Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Enhanced ETF Fund. (17)

(d)(17) Form of Sub-Advisory Agreement for the Money Market Fund (Ft. Washington). (14)

(d)(18) Form of Sub-Advisory Agreement for the Eagle Capital Appreciation Fund (Eagle). (15)

(d)(19)   Sub-Advisory Agreement for the Conservative ETF Fund. (17)

(d)(20)   Sub-Advisory Agreement for the Moderate ETF Fund. (17)

(d)(21)   Sub-Advisory Agreement for the Aggressive ETF Fund. (17)

(d)(22)   Sub-Advisory Agreement for the Enhanced ETF Fund. (17)

(e)       Form of Distribution Agreement. (13)

(f)       Trustee Deferred Compensation Plan.(10)

(g)(1)    Form of Custodian Agreement between Brown Brothers Harriman & Co.
          (BBH) and the Trust. (13)

(g)(2)    Form of Securities Lending Agreement with BBH. (16)

(g)(3)    Amendments to Securities Lending Agreement with BBH (19)

(g)(4)    Custody Fee Offset Agreement with Brown Brothers Harriman (20)

(h)(1)    Form of Restated and Amended Sponsor Agreement. (12)

(h)(2)    Amendment No. 1 to Restated and Amended Sponsor Agreement (15)

(h)(3)    Amendment No. 2 to Restated and Amended Sponsor Agreement. (15)

(h)(4)    Amendment No. 3 to Restated and Amended Sponsor Agreement. (17)

(h)(5)    Amendment No. 4 to Restated and Amended Sponsor Agreement. (17)

(h)(6)    Amendment No. 5 to Restated and Amended Sponsor Agreement. (17)

(h)(7) Amendment No. 6 to Restated and Amended Sponsor Agreement is filed herewith.

(h)(7)    Administration and Accounting Services Agreement (12)

(h)(8)    Form of Compliance Services Agreement. (17)

(h)(9)    Allocation Agreement for allocation of fidelity bond coverage. (15)

(h)(10) Integrated Fund Services Anti-Money Laundering Program Service Agreement Addendum. (15)

(h)(11) Administration, Accounting Services And Transfer Agency Agreement dated December 31, 2002. (15)

(i)(1)    Opinion of counsel.(4)

(i)(2) Opinion of counsel regarding Growth & Income Fund and Bond Fund by Bingham Dana, LLP.(5)

(i)(3)    Opinion of counsel regarding Value Plus Fund by Bingham Dana, LLP.(5)

(i)(4) Opinion of counsel regarding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund by Bingham Dana, LLP.(7)

(j)       Consent of Independent Accountants is filed herewith.

(k)       Inapplicable.

(l)       Investment letter of initial shareholders.(4)

(m)       Plan of Distribution Pursuant to Rule 12b-1 for Service Class shares
          (14)

(n) Amended Rule 18f-3 Plan Adopted With Respect To The Multiple Class Distribution System Of Touchstone Securities. (15)

(o)       Inapplicable.

(p)(1)    Code of Ethics of Touchstone Variable Series Trust. (16)

(p)(2)    Code of Ethics of Touchstone Securities, Inc. (18)

(p)(3)    Code of Ethics of Touchstone Advisors, Inc. (18)

(p)(4)    Code of Ethics of Todd Investment Advisors, Inc. (18)

(p)(5) Code of Ethics of Westfield Capital Management Company, Inc. is filed herewith.

(p)(6)    Code of Ethics of Fort Washington Investment Advisors, Inc. (18)

(p)(7)    Code of Ethics of Oppenheimer (18)

(p)(8)    Code of Ethics of TCW Investment Management Company, LLC (18)

(p)(9)    Code of Ethics of Deutsche Investment Management, Inc. (18)

(p)(10)   Code of Ethics of Eagle Asset Management, Inc. (18)

(p)(11)   Code of Ethics of BAMCO, Inc. is filed herewith.

(p)(12)   Code of Ethics of Third Avenue Management LLC is filed herewith.

(q)(1)    Power of Attorney for John F. Barrett is filed herewith.

(q)(2)    Power of Attorney for Robert E. Stautberg is filed herewith.

(q)(3)    Power of Attorney for H. Jerome Lerner is filed herewith.

(q)(4)    Power of Attorney for Phillip R. Cox is filed herewith.

(q)(5)    Power of Attorney for John P. Zanotti is filed herewith.

(q)(6)    Power of Attorney for Jill T. McGruder is filed herewith.

(q)(7)    Power of Attorney for John R. Lindholm is filed herewith.

(q)(8)    Power of Attorney for Richard L. Brenan is filed herewith.

(q)(9)    Power of Attorney for Donald Siekmann is filed herewith.

(1) Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC via Edgar on April 29, 1996 (033-76566).

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via Edgar on February 28, 1997 (033-76566).

(3) Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC via Edgar on February 13, 1998 (033-76566).

(4) Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via Edgar on July 30, 1998 (033-76566).

(5) Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC via Edgar on December 31, 1998 (033-76566).

(6) Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via Edgar on February 12, 1999 (033-76566).

(7) Incorporated by reference from Post-Effective Amendment No. 11 as filed with the SEC via Edgar on April 30, 1999 (033-76566).

(8) Incorporated by reference from Post-Effective Amendment No. 12 as filed with the SEC via Edgar on April 28, 2000 (033-76566).

(9) Incorporated by reference from Post-Effective Amendment No. 13 as filed with the SEC via Edgar on February 15, 2001 (033-76566).

(10) Incorporated by reference from Post-Effective Amendment No. 14 as filed with the SEC via Edgar on April 27, 2001 (033-76566).

(11) Incorporated by reference from Post-Effective Amendment No. 15 as filed with the SEC via EDGAR on March 1, 2002 (033-76566).

(12) Incorporated by reference from Post-Effective Amendment No. 16 filed with the SEC via EDGAR May 1, 2002 (033-76566).

(13) Incorporated by reference from Post-Effective Amendment No. 17 filed with the SEC via Edgar on January 31, 2003 (033-76566).

(14) Incorporated by reference from Post-Effective Amendment No. 18 filed with the SEC via Edgar on April 28, 2003 (033-76566).

(15) Incorporated by reference from Post-Effective Amendment No. 19 filed with the SEC via Edgar on October 31, 2003 (033-76566).

(16) Incorporated by reference from Post-Effective Amendment N0. 20 filed with the SEC via EDGAR on April 30, 2004 (033-76566).

(17) Incorporated by reference from Post-Effective Amendment No. 21 filed with the SEC via EDGAR on March 2, 2005 (033-76566).

(18) Incorporated by reference from Post-Effective Amendment No. 22 filed with the SEC via EDGAR on May 2, 2005 (033-76566)

(19) Incorporated by reference from Touchstone Investment Trust Post-Effective Amendment No. 91 filed with the SEC via EDGAR on February 1, 2006
     (File No. 2-52242)

(20) Incorporated by reference from Touchstone Strategic Trust Post-Effective Amendment No. 58 filed with the SEC via EDGAR on August 1, 2005
     (File No. 2-80859)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

Inapplicable.

ITEM 25.  INDEMNIFICATION.

Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph
(b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (I) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this
Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and
(ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND SUB-ADVISORS.

A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser that provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Constellation Funds and Constellation Institutional Portfolios, registered investment companies.

The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted*, the address of the corporations listed below is 303 Broadway, Cincinnati, Ohio 45202. *The address is 400 Broadway, Cincinanti, Ohio 45202.

              (1)  Jill T. McGruder, Director

                    (a) Senior Vice President and a Director of W&S Brokerage Services, Inc.,* a broker-dealer.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer, Touchstone Securities, Inc., a broker-dealer and Integrated Fund Services, Inc., a transfer agent.

                    (c) President and a Director of IFS Agency Services, Inc.,* an insurance agency, W&S Financial Group Distributors, Inc.*, an insurance agency, IFS Systems, Inc.*, an information systems provider, Integrity Life Insurance Company and National Integrity Life Insurance Company.

                    (d) Senior Vice President of The Western-Southern Life Insurance Company*, an insurance company.

                    (e) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Constellation Funds.

                    (f) President of Touchstone Advisors, Inc. and Touchstone Securities, Inc. until February 2004.

               (2)  James H. Grifo, President

                    (a)  President of Touchstone Securities, Inc.

                    (b) Vice President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Constellation Funds.

               (3)  Patricia J. Wilson, Chief Compliance Officer

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4)  Donald J. Wuebbling, Director/Chief Legal Officer/Secretary

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Integrated Fund Services, Inc., Capital Analysts Incorporated, Integrity Life Insurance Company,* National Integrity Life Insurance Company,* WestAd Inc* and Todd Investment Advisors, Inc., 3160 national City Tower, Louisville, KY 40202.

                    (b) Senior Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Senior Vice President and Director of Fort Washington Brokerage Services, Inc., a broker-dealer

                    (d) Senior Vice President and Secretary of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, Ohio 45202

                    (e) Secretary and a Director of Eagle Realty Group, LLC, 421 East Fourth Street, Cincinnati, OH 45202, IFS Financial Services, Inc. and Fort Washington Investment Advisors, Inc.

                    (f) Assistant Secretary and a Director of Eagle Realty Investments, Inc., 421 East Fourth Street, Cincinnati, OH 45202

               (5)   Richard K. Taulbee, Vice President

                    (a)  Vice  President of IFS Financial  Services,  Inc.,
                         IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., Touchstone Securities, Inc., Capital Analysts Incorporated, Eagle Realty Investments, Inc., W&S Brokerage Services, Inc.,
                         IFS Fund Distributors, Inc., IFS Systems, Inc.,
                         WestAd Inc., The Western and Southern Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company.

                    (b) Assistant Treasurer of Fort Washington Investment Advisors, Inc. and Columbus Life Insurance Company.

               (6)  James J. Vance, Vice President & Treasurer

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Touchstone Securities, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.

                    (b)  Treasurer of W&S Brokerage Services, Inc.

               (7)  Terrie A. Wiedenheft - Chief Financial Officer

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., W&S Brokerage Services, Inc. and IFS Fund Distributors, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c) Treasurer & Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Constellation Funds.

                    (d) Senior Vice President and Chief Financial Officer of Fort Washington Investment Advisors, Inc.

                (8)   James N. Clark - Director

                    (a) A Director of The Western and Southern Life Insurance
                        Company, Western-Southern Life Assurance Company, Western & Southern Financial Group, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., IFS Agency Services, Inc., IFS Systems, Inc., Touchstone Securities, Inc., W&S Financial Group Distributors, Inc. and Capital Analysts Incorporated

                    (b) Director and Secretary of WestAd Inc.

             (9) William A. Dent, Senior Vice President - Product Management and Marketing

                   (a) Marketing Director, Promontory Interfinancial Network,
                       1515 North Courthouse Road, Arlington, Virginia from 2002-2003.

                   (b) Vice President of Touchstone Strategic Trust, Touchstone
                       Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Constellation Funds.

 B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser that provides sub-advisory services to the Value Plus Fund, Core Bond Fund, High Yield Fund and Money Market Fund. The address of Ft. Washington is 303 Broadway, Cincinnati, Ohio 45202. The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

              (1)  Maribeth S. Rahe, President and Director

                    (a) Director of Todd Investment Advisors, Inc., 3160
                        National City Tower, Louisville, KY 40202, Capital Analysts Incorporated, Eagle Realty Group LLC and Eagle Realty Investments, Inc.

                    (b) Senior Vice President of The Western and Southern Life
                        Insurance Company

               (2)  Nicholas P. Sargen, Chief Investment Officer and Director

                    (a) Director of Todd Investment Advisors, Inc.

                    (b) Senior Vice President & Chief Investment Officer of The
                        Western and Southern Life Insurance Company, Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

              (3)  John F. Barrett, Chairman and Director

                    (a) President, Director and Chief Executive Officer of The Western and Southern Life Insurance Company, Western-Southern Life Assurance Company and Western & Southern Financial Group

                    (b) Trustee of Touchstone Variable Series Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust

                    (c) A Director and Chairman of Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

                    (d) A Director of Eagle Realty Group LLC, Eagle Realty Investments, Inc., Integrated Fund Services, Inc. and Todd Investment Advisors, Inc.

                    (e)  Director, Chairman & CEO of WestAd, Inc.

              (4)   John C. Holden, Managing Director & Senior Portfolio Manager

              (5)   Brendan M. White, Managing Director & Senior Portfolio
                    Manager

             (6)   James A. Markley, Managing Director - Private Investment
                   Counsel

             (7)   Roger M. Lanham - Managing Director & Senior Portfolio
                   Manager

             (8)   John J. O'Connor, Managing Director

             (9)   Timothy J. Policinksi, Managing Director

            (10) Michele Hawkins, Chief Compliance Officer & Assistant Vice President

            (11)   Donald J. Wuebbling - Secretary & Director
                   See biography above

           (12)    Margaret C. Bell, Managing Director

           (13)    Robert L. Walker, Director

                     (a) Director of Eagle Realty Group, LLC, Integrated Fund
                         Services, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company, Eagle Realty Investments, Inc. and Todd Investment Advisors, Inc.

                     (b) Senior Vice President and Chief Financial Officer of
                         The Western and Southern Life Insurance Company and Columbus Life Insurance Company

            (14)    Richard Jandrain III - Vice President & Managing Director

                     (a) Chief Equity Strategist of Banc One Investment Advisors
                         Corporation until 2004

            (15) Terrie A. Wiedenheft, Senior Vice President and Chief Financial Officer - See biography above

C. BAMCO, INC. ("BAMCO") is a registered investment adviser providing advisory services to the Baron Small Cap Fund. The address of BAMCO is 767 Fifth Avenue, New York, New York 10153. The following are the directors and executive officers of BAMCO.

                (1) Ronald S. Baron - Chairman, CEO and CIO

                (2) Clifford Greenberg - Director and Senior Vice President

                (3) Linda Martinson - Director, Vice President, Secretary and
                    General Counsel

                (4) Susan Robbins - Director and Vice President

                (5) Mordecai Schaja - Director, President and Chief Operating
                    Officer

                (6) Peggy Wong - Chief Financial Officer and Treasurer

                (7) Gretta Heaney - Chief Compliance Officer

D. DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA") is a registered investment adviser providing sub-advisory services to the Growth & Income Fund. The address of DIMA is 345 Park Avenue, New York, NY 10154. The following are the directors and executive officers of DIMA.

                 (1) Gloria S. Nelund - Executive Vice President

                 (2) Stephen R. Burke - Executive Vice President

                 (3) Allen T. Smith - Secretary and Chief Legal Officer

                 (4) Michael R. Colon- Director & Chief Operating Officer

                 (5) John F. Robbins - Chief Compliance Officer

                 (6) Jennifer Birmingham- Director, CFO, Treasurer

                 (7) Axel Schwarzer- President, CEO & Director


E. OPPENHEIMER CAPTIAL LLC ("Oppenheimer") is a registered investment adviser providing sub-advisory services to the Balanced Fund. The address of Oppenheimer is 1345 Avenue of the Amercica, New York, NY 10105. The following are the directors and executive officers of Oppenheimer.

                 (1) Frances Poli - Chief Legal Officer

                 (2) Colin Glinsman - Chief Investment Officer

                 (3) John Maney - Chief Financial Officer

                 (4) Janet Squitieri - Chief Compliance Officer

                 (5) Bruce Koepfgen - Chief Executive Officer

                 (6) Taegin Goddard - Chief Operating Officer

F. TCW INVESTMENT MANAGEMENT COMPANY ("TCW") is a registered investment adviser providing sub-advisory services to the Mid Cap Growth Fund. The address of TCW is 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017. The following are executive officers and directors of TCW:

               (1) Alvin R. Albe - Director, President and CEO

               (2) Thomas E. Larkin - Vice Chairman

               (3) Marc I. Stern - Director and Vice Chairman

               (4) William C. Sonneborn - Director & Vice Chairman

               (5) Michael E. Cahill - General Counsel & Secretary

               (6) David S. Devito - Chief Financial Officer

               (7) Hilary G. Lord - Chief Compliance Officer

               (8) Robert D. Beyer - Director and Chairman

               (9) Jeffrey E. Gundlach- Director & Chief Investment Officer

G. WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("Westfield") is a registered adviser providing sub-advisory services to the Mid Cap Growth Fund. The address of Westfield is One Financial Center, Boston, MA 02111. The following are the executive officers and directors of TCW:

               (1)  Charles M. Hazard - Director

               (2) Arthur J. Bauernfeind - Director, Chairman and Chief Executive Officer

               (3) William A. Muggia - Director, President and Chief Investment Officer

               (4)  Timothy L. Vaill - Director

               (5) Karen A. Digravio - Director, Chief Financial Officer, Chief Compliance Officer and Executive Vice President

H. TODD INVESTMENT ADVISORS, INC. ("Todd") is a registered adviser providing sub-advisory services to the Enhanced Dividend 30 Fund, Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Enhanced ETF Fund. The address of Todd is 3160 National City Tower, Louisville, KY 40202. The following are officers and directors of Todd:

               (1)  Bosworth M. Todd - Chairman Emeritus & Director

               (2)  Robert P. Bordogna - Chairman & Director

               (3)  Maribeth S. Rahe - Director

               (4) Curtiss M. Scott, Jr. - President, Chief Executive Officer & Director

               (5)  Gayle S. Dorsey - Partner, Private Client Services &
                    Director

               (6)  Jennifer J. Doss, Partner, Secretary/Treasurer

               (7)  John J. White, Partner, Director of Research & Director

               (8)  Nicholas P. Sargen- Director

               (9)  Matthew J. Saltzman, Director of Marketing

              (10)  Michele Hawkins - Chief Compliance Officer

              (11)  Robert W. Walker - Director

              (12)  Donald J. Wuebbling - Director

              (13)  John F. Barrett - Director

I. THIRD AVENUE MANAGEMENT LLC ("Third Avenue") is a registered investment adviser providing sub-advisory services to the Third Avenue Value Fund. The address of Third Avenue is 767 Third Avenue, New York, NY 10107. The following are executive officers and directors of Third Avenue.

              (1) David Barse - President & Chief Executive Officer

              (2) Martin Whitman- Co-Chief Investment Officer

              (3) Willard Hall - Secretary & General Counsel

              (4) Curtis Jensen- Co-Chief Investment Officer

              (5) Vincent Dugan- Chief Financial Officer

              (6) Joseph J. Reardon- Chief Compliance Officer

J. EAGLE ASSET MANAGEMENT, INC. ("Eagle") is a registered investment adviser providing advisory services to the Eagle Capital Appreciation Fund. The address of Eagle is 880 Carillon Parkway, St. Petersburg, FL 33716.
The following are executive officers and directors of Eagle:

              (1) Richard Riess - Chief Executive Officer & Director

              (2) Stephen Hill - President, Chief Operating Officer & Director

              (3) Richard Rossi - Executive Vice President

              (4) Thomas James - Chairman of the Board

              (5) Damian Sousa - Chief Compliance Officer

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Constellation Funds and Constellation Instituional Portfolios. Unless otherwise noted,* the address of the persons named below is 303 Broadway, Cincinnati, Ohio 45202. *The address is 400 Broadway, Cincinnati, OH 45202

                                           POSITION            POSITION
                                           WITH                WITH
(b)                  NAME                  UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    James H. Grifo         President           Vice President

                    Jill T. McGruder       Director            President/Trustee

                    James N. Clark*        Director            None

                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee*    Vice President      None

                    James J. Vance*        Vice President &    None
                                           Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller/
                                           Officer             Treasurer

                    Donald J. Wuebbling    Director            None

(c)  None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at 303 Broadway, Suite 1100 Cincinnati, OH 45202

The accounts and records of the Registrant's custodian are located at 40 Water Street, Boston, MA 02109

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registrations statement under rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, Ohio on May 1, 2006.

                                             TOUCHSTONE VARIABLE SERIES TRUST

                                             By: /s/ Jill T. McGruder
                                                 ----------------------
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on May 1, 2006.

SIGNATURE                           TITLE

* John F. Barrett                   Trustee

* Phillip R. Cox                    Trustee

* H. Jerome Lerner                  Trustee

* Robert E. Stautberg               Trustee

* John P. Zanotti                   Trustee

* John R. Lindholm                  Trustee

* Donald C. Siekmann                Trustee

* Richard L. Brenan                 Trustee


/s/ Jill T. McGruder                President and Trustee
-----------------------------
Jill T. McGruder

/s/ Terrie A. Wiedenheft            Treasurer and Controller
------------------------------
Terrie A. Wiedenheft


/s/ Jay S. Fitton
-----------------------
Jay S. Fitton
*Attorney-in-Fact
May 1, 2006

EXHIBIT INDEX

1.  Amendment to Declaration of Trust

2.  Novation of Sub-Advisory Agrement for the Balanced Fund (Oppenheimer)

3.  Amendment No. 6 to Restated and Amended Sponsor Agreement

4.  Consent of Independent Accountants

5.  Code of Ethics for Westfield Capital Management Company

6.  Code of Ethics for BAMCO, Inc.

7.  Code of Ethics for Third Avenue Management LLC

8.  Power of Attorney for Jill T. McGruder, John Barrett, Phillip Cox,
    H. Jerome Lerner, Robert E. Stautberg, John P. Zanotti, John R. Lindholm, Donald C. Siekmann and Richard L. Brenan